As filed with Securities and Exchange Commission on April 30,
2003

                                    Registration No. 333-36220
----------------------------------------------------------------

                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                            FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       POST-EFFECTIVE AMENDMENT NO. 4                      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       POST-EFFECTIVE AMENDMENT NO. 3                      [X]

                      CARILLON LIFE ACCOUNT
                   (Exact Name of Registrant)

             THE UNION CENTRAL LIFE INSURANCE COMPANY
                       (Name of Depositor)

                       1876 Waycross Road
                         P.O. Box 40888
                     Cincinnati, Ohio  45240
       (Address of depositor's principal executive offices)

                        (513) 595-2200
        (Depositor's telephone number, including area code)

THERESA M. BRUNSMAN, ESQ.                  Copies to:
The Union Central Life Insurance Company   PAMELA ELLIS, ESQ.
1876 Waycross Road                         Sutherland Asbill & Brennan LLP
P.O. Box 40888                             1275 Pennsylvania Ave., N.W.
Cincinnati, Ohio  45240                    Washington, D.C.  20004-2415
(Name and address of agent for service)


It is proposed that this filing will become effective (check appropriate box)
[ ] Immediately upon filing pursuant to paragraph (b)
[x] on May 1, 2003 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485

[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment

                     PART A


     INFORMATION REQUIRED IN A PROSPECTUS



                            PROSPECTUS

Individual Flexible Premium Variable Universal Life Insurance
                   Policies--Executive Edge


          THE UNION CENTRAL LIFE INSURANCE COMPANY

                   CARILLON LIFE ACCOUNT

Home Office:
1876 Waycross Road
Cincinnati, Ohio  45240
Telephone: 1-800-319-6902

This Prospectus describes an individual flexible premium variable universal life insurance policy offered by The Union Central Life Insurance Company. We designed the policies for business ownership and for use when the insured persons share a common employment or business relationship. We generally require annual planned premium payments equal to $50,000 or more if this policy is purchased other than on a common employment basis. We may permit exceptions in some cases, and additional requirements may apply. Under this policy, we insure the life of the person you specify, and give you flexibility in the death benefit, and amount and timing of your premium payments. With this flexibility, you can provide for your changing insurance needs under a single policy.

You can allocate net premiums to one or more variable account investment options in the variable account, to the guaranteed account, or to both. This Prospectus generally describes the variable account.

We will deposit the net premiums you allocate to the variable account in subaccounts of the Carillon Life Account according to your instructions. We invest the assets of each subaccount in a corresponding portfolio of one of the following fund families:

  o  AIM Variable Insurance Funds,
  o  The Alger American Fund,
  o  American Century Variable Portfolios, Inc.,
  o  Franklin Templeton Variable Insurance Products Trust,
  o  MFS Variable Insurance Trust,
  o  Neuberger Berman Advisers Management Trust,
  o  Oppenheimer Variable Account Funds,
  o  Scudder Variable Series I,
  o  Seligman Portfolios, Inc.,
  o  Summit Mutual Funds, Inc. and
  o  The Universal Institutional Funds, Inc.

To learn more about the portfolios, see their accompanying prospectuses.

We offer another variable life insurance policy which also invests in the portfolios ("Excel Choice Executive Edge"). This policy may have charges that could affect the value of the subaccounts and offers different features that may be more suited to your needs. To obtain more information about this policy, contact your agent or call us.

AN INVESTMENT IN THE POLICY IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR IS THE POLICY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE POLICY INVOLVES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE YOUR PREMIUM PAYMENTS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
DISAPPROVED THIS POLICY OR DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE.  IT IS A CRIMINAL OFFENSE TO STATE
OTHERWISE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY PLACE WHERE IT WOULD BE ILLEGAL TO MAKE IT. THE STATES OF FLORIDA AND MINNESOTA HAVE NOT APPROVED THE PRODUCT, AS OF MAY 1, 2003.WE HAVE NOT AUTHORIZED ANY PERSON TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE IN THIS PROSPECTUS, THE PROSPECTUSES FOR THE PORTFOLIOS, OR RELATED STATEMENTS OF ADDITIONAL INFORMATION.

           The Date of this Prospectus is May 1, 2003.

                   PROSPECTUS CONTENTS

SUMMARY OF POLICY BENEFITS AND RISKS. . . . . . . . . . . 5
 Contract Benefits and Risks. . . . . . . . . . . . . . . 5
 Portfolio Risks. . . . . . . . . . . . . . . . . . . . . 7
 Fee Tables . . . . . . . . . . . . . . . . . . . . . . . 7
GENERAL INFORMATION ABOUT UNION CENTRAL, THE
SEPARATE ACCOUNT AND THE PORTFOLIOS . . . . . . . . . . .13
 The union Central Life Insurance Company . . . . . . . .13
 Carillon Life Account. . . . . . . . . . . . . . . . . .13
 The Portfolios . . . . . . . . . . . . . . . . . . . . .13
GUARANTEED ACCOUNT. . . . . . . . . . . . . . . . . . . .16
 Minimum Guaranteed and current Interest Rates. . . . . .16
 Calculation of guaranteed Account Value. . . . . . . . .17
 Transfers from the Guaranteed Account. . . . . . . . . .17
 Payment Deferral from the Guaranteed Account . . . . . .17
CHARGES AND DEDUCTIONS. . . . . . . . . . . . . . . . . .17
 Premium Expense Charge . . . . . . . . . . . . . . . . .17
 Monthly Deduction. . . . . . . . . . . . . . . . . . . .18
   cost of Insurance Charge . . . . . . . . . . . . . . .18
 Daily Mortality and Expense Risk Charge. . . . . . . . .20
 Transfer Charge. . . . . . . . . . . . . . . . . . . . .20
 Surrender Charge . . . . . . . . . . . . . . . . . . . .20
   Sales Surrender Charge . . . . . . . . . . . . . . . .21
   Administrative Surrender Charge. . . . . . . . . . . .21
 Fund Expenses. . . . . . . . . . . . . . . . . . . . . .22
 Income Tax Charge. . . . . . . . . . . . . . . . . . . .22
 Special Arrangements . . . . . . . . . . . . . . . . . .22
CONTRACT DESCRIPTION. . . . . . . . . . . . . . . . . . .23
 Eligible Purchasers. . . . . . . . . . . . . . . . . . .23
 Owner Rights . . . . . . . . . . . . . . . . . . . . . .23
 Net Premium Allocations. . . . . . . . . . . . . . . . .23
   Allocation Rules . . . . . . . . . . . . . . . . . . .24
 Transfer Privilege . . . . . . . . . . . . . . . . . . .24
   Minimum Amount of Transfers. . . . . . . . . . . . . .24
   Timing of Transfers. . . . . . . . . . . . . . . . . .24
   Limits on Transfers. . . . . . . . . . . . . . . . . .24
   Charges for Transfers. . . . . . . . . . . . . . . . .24
   Methods of Transfers . . . . . . . . . . . . . . . . .24
   Conversion Right . . . . . . . . . . . . . . . . . . .25
   Excessive Trading. . . . . . . . . . . . . . . . . . .25
 Selecting and Changing the Beneficidary. . . . . . . . .26
 Limits on Rights to Contest the Policy . . . . . . . . .26
   Incontestability . . . . . . . . . . . . . . . . . . .26
   Suicide Exclusion. . . . . . . . . . . . . . . . . . .26
 Supplemental and/or Rider Benefits . . . . . . . . . . .26
 Changes in the Policy or Benefits. . . . . . . . . . . .28
 Participating. . . . . . . . . . . . . . . . . . . . . .29
PURCHASING YOUR POLICY. . . . . . . . . . . . . . . . . .29
 Applying for a Policy. . . . . . . . . . . . . . . . . .29
 Free Look Right to Cancel the Policy . . . . . . . . . .29
 Conversion Period. . . . . . . . . . . . . . . . . . . .29
PREMIUMS. . . . . . . . . . . . . . . . . . . . . . . . .30
   Planned Periodic Premiums. . . . . . . . . . . . . . .30
   Minimum Guaranteed Period. . . . . . . . . . . . . . .31
   Premium Payments Upon Increase in Specified Amount . .31
   Grace Period . . . . . . . . . . . . . . . . . . . . .31
 Crediting Net Premiums . . . . . . . . . . . . . . . . .31
 Dollar Cost Averaging Plan . . . . . . . . . . . . . . .32
 Portfolio Rebalancing Plan . . . . . . . . . . . . . . .32
 Earnings Sweep Plan. . . . . . . . . . . . . . . . . . .33
POLICY VALUES . . . . . . . . . . . . . . . . . . . . . .33
 Determining Account Value. . . . . . . . . . . . . . . .33
   Subaccount Values. . . . . . . . . . . . . . . . . . .33
   Determination of Unit Value. . . . . . . . . . . . . .34
   Net Investment Factor. . . . . . . . . . . . . . . . .34
   Guaranteed Account . . . . . . . . . . . . . . . . . .34
   Loan Account . . . . . . . . . . . . . . . . . . . . .35
 Cash Value . . . . . . . . . . . . . . . . . . . . . . .35
 Cash Surrender Value . . . . . . . . . . . . . . . . . .35
DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT . . . . . .35
 Amount of Death Benefit Proceeds . . . . . . . . . . . .35
 Death Benefit Options. . . . . . . . . . . . . . . . . .35
 Enhanced Death Benefit Option. . . . . . . . . . . . . .36
 Use of Accounting Benefit Rider
  and Annual Renewal Term Rider . . . . . . . . . . . . .36
   Accounting Benefit Rider . . . . . . . . . . . . . . .36
   Annual Renewable Term Rider. . . . . . . . . . . . . .37
 Changes in Death Benefit Option. . . . . . . . . . . . .38
 Changes in Specified Amount. . . . . . . . . . . . . . .38
 When Proceeds Are Paid . . . . . . . . . . . . . . . . .39
 Payment Options. . . . . . . . . . . . . . . . . . . . .39
CASH BENEFITS . . . . . . . . . . . . . . . . . . . . . .39
 Loans. . . . . . . . . . . . . . . . . . . . . . . . . .39
   Interest . . . . . . . . . . . . . . . . . . . . . . .39
   Policy Debt. . . . . . . . . . . . . . . . . . . . . .40
   Loan Collateral. . . . . . . . . . . . . . . . . . . .40
   Loan Repayment; Effect if Not Repaid . . . . . . . . .40
   Effect of Policy Loan. . . . . . . . . . . . . . . . .41
 Surrendering the Policy for Cash Surrender Value . . . .41
 Partial Cash Surrenders. . . . . . . . . . . . . . . . .41
 Maturity Benefit . . . . . . . . . . . . . . . . . . . .41
LAPSE AND REINSTATEMENT . . . . . . . . . . . . . . . . .42
 Lapse. . . . . . . . . . . . . . . . . . . . . . . . . .42
 Reinstatement. . . . . . . . . . . . . . . . . . . . . .42
TAX CONSIDERATIONS. . . . . . . . . . . . . . . . . . . .42
 Introduction . . . . . . . . . . . . . . . . . . . . . .42
 Tax Treatment of Policy Benefits . . . . . . . . . . . .43
   Withholding. . . . . . . . . . . . . . . . . . . . . .44
   Other Tax Considerations . . . . . . . . . . . . . . .46
 Possible Charges for Union Central's Taxes . . . . . . .46
DISTRIBUTION OF THE POLICIES. . . . . . . . . . . . . . .46
LEGAL PROCEEDINGS . . . . . . . . . . . . . . . . . . . .47
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . .47
APPENDIX A - GLOSSARY OF TERMS. . . . . . . . . . . . . .49
APPENDIX B - ILLUSTRATIONS. . . . . . . . . . . . . . . .50
APPENDIX C - DISCLAIMERS. . . . . . . . . . . . . . . . .59

             STATEMENT OF ADDITIONAL INFORMATION
                       TABLE OF CONTENTS

General Information and History . . . . . . . . . . . . . . . 2
Additional Information about Operation of Contracts and Carillon
Life Account. . . . . . . . . . . . . . . . . . . . . . . . . 2
Reports to Policy Owners. . . . . . . . . . . . . . . . . . . 2
Assignment. . . . . . . . . . . . . . . . . . . . . . . . . . 2
Distribution of the Policies. . . . . . . . . . . . . . . . . 3
Custody of Assets . . . . . . . . . . . . . . . . . . . . . . 4
Independent Public Accountants. . . . . . . . . . . . . . . . 4
Performance Data. . . . . . . . . . . . . . . . . . . . . . . 4

  Appendix A (Performance Data Sample Chart) . . . . . . . . A-1
  Appendix B (Guideline Premium and Cash Value
    Accumulation Test Factors) . . . . . . . . . . . . . . . B-1
  Appendices C and D (Financial Statements of
    CLA and of Union Central . . . . . . . . . . . . . . . . C-1

           SUMMARY OF POLICY BENEFITS AND RISKS

PLEASE READ THIS SUMMARY.  THERE ARE MORE DETAILED EXPLANATIONS
OF THESE TOPICS IN THE SECTIONS IDENTIFIED IN THE TABLE OF
CONTENTS ABOVE.  UNLESS WE INDICATE OTHERWISE, IN DESCRIBING YOUR
POLICY IN THIS PROSPECTUS, WE ASSUME THAT YOUR POLICY IS IN FORCE
AND THAT YOU HAVE NO OUTSTANDING POLICY DEBT.

We designed your policy for business ownership when the insured persons share a common employment or business relationship. It may be owned individually or by a corporation, trust, association or similar entity. We generally require annual planned premium payments equal to $50,000 or more if your policy is purchased other than on a common employment basis. We will permit exceptions in some case, and additional requirements may apply. You may use the policy for such purposes as informally funding non-qualified executive deferred compensation, salary continuation plans, retiree medical benefits or other purposes. We designed your policy to be a long-term investment that provides insurance benefits. You should evaluate your policy based on your need for insurance, and your policy's long-term investment potential. It might not be to your advantage to replace your existing insurance coverage with this policy. If you already have life insurance, it might not be to your advantage to use loan proceeds or withdrawal proceeds from another policy to purchase this policy. Purchasing this policy is not appropriate if you are looking for a short-term investment, and a few of the policy's features might not be suitable for your situation. If you surrender the policy during its early years, you will pay substantial surrender charges.

Contract Benefits and Risks

Your policy offers you many benefits and presents you with certain risks.

Your policy offers you the benefits of:

  o insurance coverage on a person's life; proceeds under the policy can pass free of federal and state income tax at the death of the insured;

  o allocating your net premiums to various investment options that cover a broad spectrum of investment objectives and risk tolerances that may, if and when investment performance is positive, help you increase your account value at a faster rate than you could expect in a fixed life insurance product paying a fixed rate of interest on your net premium payments;

  o reallocating your account value through dollar-cost averaging, portfolio rebalancing, and our earnings sweep plans; these plans do not assure a profit nor protect against an investment loss;

  o choosing among various supplemental riders including a term insurance for other insured persons rider, a guaranteed death benefit, and a maturity extension endorsement that provide additional optional features
     (they are described on page 26);

  o we guarantee to keep your policy in force during the first three policy years as long as you meet the minimum premiun requirement;

  o obtaining current information about your policy and performing certain functions related to your policy through our IRIS automated telephone and Internet system
     (which is described on page 24);

  o receiving personalized illustrations in connection with the purchase of this policy that reflect your own
     particular circumstances.   These hypothetical illustra-
     tions may help you to understand the long-term effects of different levels of investment performance, the possibility of lapse and the charges and deductions under the policy. They will also help you to compare this policy to offer insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value;

  o you can select from two death benefit options available under your policy: a level death benefit ("Option A"), or a death benefit that includes the account value ("Option B") and you can change your death benefit option as described on page 36;

  o after the first policy year, borrowing against your policy for up to 90% of your account value in the variable account and 100% of your account value in the guaranteed account; if you do, we will transfer an amount equal to the loan from the variable account and the guaranteed account to the loan account as collateral for the loan; we will charge interest on the loan and will credit interest on amounts in the loan account;

  o taking a full or partial cash surrender of at least $500 from you policy at any time before the insured's death;
     and

  o deciding how we pay proceeds under the policy; we may pay cash surrender value and the death benefit proceeds as a lump sum or under one of our payment options.

Buying your policy also exposes you to the risk that:

  o you may want to take cash value out of your policy by taking a partial surrender or a loan from your policy during the early policy years when your cash surrender value is likely to be too low to permit you to do so;

  o  we do not guarantee any minimum cash surrender value;

  o if the value of your policy can no longer cover the policy's monthly charges and any loan interest due, your policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce your account value to too low an amount and/or if the investment experience of your selected subaccounts is unfavorable, then your policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment.
     If you do not make a sufficient payment before the grace period ends, you policy will terminate without value; all rights and benefits under your Policy, including your insurance coverage, will end. If your policy lapses while loans are outstanding, adverse tax consequences may result. After termination, you may reinstate your Policy within five years subject to certain conditions;

  o if your policy lapses, you may find it difficult to replace the life insurance coverage for a similar cost when you are at an older age and possibly in poorer overall health;

  o loans and partial cash surrenders may significantly affect current and future account value, cash surrender value, and death benefit proceeds;

  o we expect that the policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to policies issued on a substandard basis;

  o depending on the total amount of premiums you pay, the policy may be treated as a modified endowment contract
     (MEC) under federal tax laws. If this occurs, partial or full cash surrenders, as well as policy loans, will be taxable as ordinary income to the extent there are earnings in the policy. In addition, a 10% penalty tax may be imposed on certain full and partial cash surrenders and loans. You should consult a qualified tax advisor for assistance in all tax matters involving your policy. There is a further discussion of the tax consequences of your life insurance policy being treated as a modified endowment contract in the Tax Considerations section on page 42;

  o we may not have adequate claims-paying ability to the extent amounts are payable from our guaranteed account at the time the insured person dies or you surrender your policy; and

  o our general liabilities and general account investment performance may hinder our ability to pay an interest rate in excess of the guaranteed account guaranteed interest rate.

Portfolio Risks

Additional information concerning the investment objectives and policies of the portfolios, as well as risks, can be found in the current portfolio prospectuses that accompany this Prospectus. You should read the prospectuses for the portfolios carefully before making any decision about the allocation of your net premiums.

Fee Tables
The following tables describe the fees and expenses that you may pay when buying and owning the policy. If the amount of the charge depends on the personal characteristics of the insured, then the fee table lists the minimum and maximum charges we assess under the policy, and the fees and charges of an insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the policy, paying premiums, making cash withdrawals from the policy, surrendering the policy, or transferring account value among the subaccounts and the guaranteed account.


                           TRANSACTION FEES

                   When Charge     Guaranteed Maximum     Current Amount
Charge             is Deducted     Amount Deducted        Deducted
------             -----------     -------------------    --------------
Sales Charge       when premiums   4% of premium paid     2% for all policy
Imposed on         are paid        during first 10        years
Premiums                           policy years; 2%
(Load)                             of premium paid
                                   thereafter

--------------     ------------    -------------------    ----------------

Premium Taxes(1)   when premiums   2.5% of premium paid   2% of premium paid
                   are paid

--------------     ------------    -------------------    ----------------

Surrender
Charge(2)

1. Sales           at tine of      26.0% of premiums      same as guaranteed
   Surrender       surrender or    paid up to sales       maximum amount
   Charge          lapse until     surrender premium
   (Load)(3)       end of 15th     shown in policy
                   policy year     (during the first
                                   five policy years)

2. Administrative  at time of                             same as guaranteed
   Surrender       surrender                              maximum amount
   Charge          or lapse
                   during the
                   first 15 policy
                   years and 15
                   years following
                   an increase in
                   specified
                   amount

   o  Minimum                      $0.50 to $7.50
      and                          per $1000 of
      Maximum                      base specified
      Charge(4)                    amount (during the
                                   first five policy
                                   policy years)

   o  Charge for                   $3.50 per $1000 of
      a male, 36                   base specified
      years old                    amount (during the
      standard                     first five policy
      nontobacco,                  policy years)
      $300,000
      specified
      amount

--------------     ------------    -------------------    ----------------

Transfer Fees      when transfers  $15 per transfer       $10 per transfer
                   are made                               after the first
                                                          12 per policy year

--------------     ------------    -------------------    ----------------

Loan Interest      at the end of   1.50% annually of      same as guaranteed
Spread(5)          each policy     amount in the loan     maximum amount
                   year or upon    account during the
                   death, policy   first ten policy
                   lapse or        years; .25% there-
                   surrender, if   after
                 earlier

--------------     ------------    -------------------    ----------------

(1) We do not currently assess any charge for income taxes incurred as a result of the operations of the subaccounts of the separate account. We reserve the right, however, to assess a charge for such taxes against the subaccounts if we determine that income taxes will be incurred.

(2) The surrender charge has two components: a sales surrender charge and an administrative surrender charge. The sales surrender premium on which the sales surrender charge is based varies based on issue age , sex, specified amount, and rate class applicable to the insured. Your maximum sales surrender premium is stated in your policy. The administrative surrender charge component varies based on issue age (or age at the time of an increase in specified amount) and the policy year in which the charge is imposed. The surrender charges shown may not be typical of the charges you will pay. Please see your policy for more information about the surrender charge that applies to you. You may obtain more information about your surrender charge from your agent or by contacting us at 1-800-319-6902.

(3) The sales surrender charge declines based on the policy year to 0 after the 15th policy year. The minimum sales surrender premium is $0.65 per $1000 of specified amount for a female 1-year-old tobacco; the maximum sales surrender premium is $32.00 per $1000 of specified amount for a male 75-year-old tobacco.

(4) The maximum charge occurs during policy years 1 through 5 and is based on the following characteristics: for issue ages 0 to 9, $0.50 per $1000; for issue ages 10 to 19, $1.50 per $1000; for issue ages 20 to 29, $2.50 per $1000; for issue ages 30 to 39, $3.50 per $1000; for issue ages 40 to 49, $4.50 per $1000; for issue ages 50 to 59, $5.50 per $1000;
for issue ages 60 to 69, $6.50 per $1000; for issue ages 70 and higher, $7.50 per $1000. The rates apply during the first five policy years and then decline monthly to zero at the end of the 15th policy year.

(5) The loan interest spread is the difference between the amount of interest we charge you for a loan (currently 6.50%, guaranteed not to exceed the maximum permitted by law, compounded annually) and the amount of interest we credit to the amount in your loan account (currently 5.00%, guaranteed to be 1.5% lower than the actual charged interest rate during the first ten policy years, and .25% lower than the actual charged interest rate thereafter).

          *                  *                  *

This table describes the fees and expenses that you will pay periodically during the time that you own your policy, not including portfolio fees and expenses.


  PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

                     When Charge       Guaranteed Maximum       Current Amount
Charge               is Deducted       Amount Deducted          Deducted
------               -----------       -------------------      --------------
Cost of              On the policy
Insurance (6)        date, and each
                     monthly date
                     thereafter

  o  Minimum and                       $.06 per $1000 of        $0.06 per $1000
     Maximum                           risk amount to           of risk amount
     charge(7)                         $83.33 per $1000         to $35.91 per $1000
                                       of risk amount           of risk amount

  o  Charge for                        $.15 per $1000 of        $0.13 per $1000
     male, 36-year-                    risk amount              of risk amount
     old standard
     non-tobacco,
     $300,000
     specified
     amount, Death
     Benefit
     Option A, first
     year of policy

------------------   -------------     -------------------      --------------

Monthly              On the policy     $25.00 during the        $5.00
Administrative       date and each     first policy year;
Charge               monthly date      $10.00 thereafter
                     thereafter

------------------   -------------     -------------------      --------------

Mortality and        On the policy     75% of account value     same as guaranteed
Expense Risk Fees 	   date and each     on an annual basis
                     day thereafter	.   in the separate
                                       account first 10
                                       policy years; .25% of
                                       account value on an
                                       annual basis in the
                                       separate account
                                       thereafter

                              When Charge           Garanteed Maximum
Optional Rider Charges        is Deducted           Amount Deducted
---------------------------   -------------------   --------------------
Term Rider for Other          On the rider issue
Insured Persons(8)            date and each
                              monthly date
                              thereafter
  o  Minimum and                                    $0.06 to $83.33000
     Maximum Charge(7)                              per $1000 of rider
                                                    coverage

  o  Charge for an "other                           $0.13 per $1000
     insured person" who                            of rider coverage
     is female, age 36,
     standard non-tobacco,
     $300,000 specified
     amount of rider
     coverage

---------------------------   -------------------   --------------------

Accounting Benefit            On the policy issue
Rider(9)                      date and each
                              monthly date
                              thereafter

  o  Minimum and Maximum                            $0.06 to $83.33 per $1000
     Cost of Insurance                              of ABR risk amount
     Charge (7)

  o  Charge for a male,                             $0.15 per $1000 of ABR
     36-year old standard                           risk amount
     non-tobacco

  o  Minimum and Maximum                            $0 to $1.54 per $1000
     Specified Amount                               of ABR specified amount
     Charge (14)

  o  Charge for a male,                             $0.07 per $1000 of ABR
     36-year old standard                           specified amount
     nontobacco

---------------------------   -------------------   --------------------

Guaranteed Insurability       On the rider issue
Option Rider(11)              date and each
                              monthly date
                              thereafter
  o  Minimum and Maximum                            $0.06 to $0.19 per
     Charge(12)                                     $1000 of rider
                                                    coverage

  o  Charge for a male,                             $.19 per $1000 of
     36 year old                                    rider coverage

---------------------------   -------------------   --------------------

Cost of Insurance             On the rider issue    $.06 to $83.33 per
Charge for Annual             date and each         $1000 of ART risk
Renewable Term                monthly date          amount
Rider(14)                     thereafter(14)

  o  Minimum and Maximum
     Charge(7)

  o  Charge for a male                              $.16 per $1000 of ART
  36 year old standard                              risk amount
  nontobacco, $300,000
  specified amount,
  Death Benefit Option A

---------------------------   -------------------   --------------------

Accidental Death Benefit      On the rider issue
Rider(14)                     date and each
                              monthly date
                              thereafter
  o  Minimum and Maximum                            $.02 per $1000 to $.13 per
     Charge(15)                                     $1000 of rider coverage

  o  Charge for a male,                             $.07 per $1000 of
     36 year old                                    rider coverage

---------------------------   -------------------   --------------------

Total Disability Benefit      On the rider issue
Rider - Waiver of Monthly      date and each
Deduction(16)                 monthly date
                              thereafter
  o  Minimum and Maximum                            $1.64 to $17.28 per
     Charge(17)                                     $100 of monthly
                                                    deduction waived

  o  Charge for a male,                             $2.34 per $100 of
     36 year old standard                           monthly deductiont
     non-tobacco                                    waived

---------------------------   -------------------   --------------------

Total Disability Benefit      On the rider issue
Rider--Policy Continuation    date and each
to Maturity Date Not          monthly date
Guaranteed(18)                thereafter

  o  Minimum and Maximum                            $0.84 to $8.64 per
     Charge(17)                                     $100 of monthly
                                                    benefit

  o  Charge for a male,                             $1.17 per $100 of
     36 year old standard                           monthly benefit
     nontobacco

---------------------------   -------------------   --------------------

Children's Insurance Rider    On the issue date     $.48 per $1000 of
                              and each monthly      rider coverage
                              date thereafter

---------------------------   -------------------   --------------------

Enhanced Death Benefit        No charge for
Option Endorsement	            electing the
                              enhanced death
                              benefit, but your
                              cost of insurance
                              may increase if
                              you elect it

---------------------------   -------------------   --------------------

Guaranteed Death Benefit      No Charge
Rider (No Lapse Rider in
Maryland)

---------------------------   -------------------   --------------------

Insurance Exchange Rider(19)  No Charge

---------------------------   -------------------   --------------------

Accelerated Benefit Rider     No Charge for the     The advance and ny
                              rider, but if you     premiums we pay on your
                              request an            behalf after you get the
                              accelerated benefit   advance will be a lien on
                              you will be subject   your policy and will be
                              to the charges        subject to interest charged
                              described in the      at the same rate as a
                              next column           policy loan. Also, we
                                                    reserve the right to charge
                                                    a 0.5% administrative fee
                                                    on the amount advanced.

---------------------------   -------------------   --------------------

Scheduled Increase Option     No Charge
Rider for the Insured

---------------------------   -------------------   --------------------

Cost of Living Rider          No Charge
for the Insured

---------------------------   -------------------   --------------------

Maturity Extension            No Charge
Endorsement

---------------------------   -------------------   --------------------



(6) The cost of insurance rate varies based on the insured's issue age (or age at increase of specified amount), sex, rate class and policy year. The cost of insurance charge is calculated based on the risk amount. The current cost of insurance charges may be less than those shown above. Generally, current cost of insurance charges are lower for policies with a specified amount of more than $250,000. If you elect either or both the Accounting Benefit Rider ("ABR") and the Annual Renewable Term Rider ("ART") to supplement your insurance coverage under the policy, your cost of insurance charge will be affected. (See the rider charges table below, where the rates for cost of insurance of each rider is disclosed, and also "Use of Accounting Benefit Rider and Annual Renewal Term Rider," page 36.) During the early years of the policy, the ABR will provide lower current cost of insurance rates than available under the base policy. The ART will provide lower current cost of insurance rates in all policy years. Use of the riders can lower the cost of insurance charge you would otherwise pay for a given amount of insurance coverage. If you elect to use the ABR, there is a specified amount charge per thousand of ABR specified amount that varies by sex, rate class, issue age, policy year and death benefit option. There are no monthly charges for the ART, other than a cost of insurance charge. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the cost of insurance that applies to you. You may obtain more information about your cost of insurance charge from your agent or by contacting us at 1-800-319-6902.

(7) The minimum charge is based on an insured with the following characteristics: issue age 10, female, nontobacco; the maximum charge is based on an insured with the following characteristics:
 attained age 99, male, tobacco.

(8) The term rider for other insured persons varies based on the insured's issue age (or age at increase of specified amount), sex, rate class, risk amount, and duration. The term rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the term rider for other insured persons charge that applies to you. You may obtain more information about your term rider charge from your agent or by contacting us at 1-800-319-6902.

(9) The cost of insurance component of the accounting benefit rider varies based on the insured's issue age (or age at increase of ABR specified amount), sex, rate class, risk amount and duration. The specified amount cost component of the accounting benefit rider varies based on the insured's issue age (or age at increase of specified amount), sex, rate class, specified amount allocated to the accounting benefit rider and duration. The accounting benefit rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the accounting benefit rider for other insured persons charge that applies to you. You may obtain more information about your accounting benefit rider charge from your agent or by contacting us at 1-800-319-6902.

(10) The minimum ABR specified amount charge is based on an insured with the following characteristics: issue age 0, male, tobacco; the maximum charge is based on an insured with the following characteristics: issue age 75, male, tobacco.

(11) The guaranteed insurability option rider varies based on the insured's issue age. The guaranteed insurability option rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the guaranteed insurability option rider charge that applies to you. You may obtain more information about your term rider charge from your agent or by contacting us at 1-800-319-6902.

(12) The minimum charge is based on an insured with the following characteristics: issue age 0; the maximum charge is based on an insured with the following characteristics: issue age 37.

(13) The cost of insurance charge for the annual renewable term rider varies based on the insured's issue age (or age at increase of specified amount), sex, rate class, ART risk amount and duration. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the surrender charge that applies to you. You may obtain more information about your surrender charge from your agent or by contacting us at 1-800-319-6902. .

(14) The accidental death benefit rider varies based on insured's issue age, sex, and duration. The accidental death benefit rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the accidental death rider charge that applies to you. You may obtain more information about your term rider charge from your agent or by contacting us at 1-800-319-6902.

(15) The minimum charge is based on an insured with the following characteristics: issue age 2, female; the maximum charge is based on an insured with the following characteristics: issue age 69, male.

(16) The total disability benefit rider - waiver of monthly deduction rider varies based on the amount of your policy's monthly deduction. The total disability benefit rider - waiver of monthly deduction charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the total disability benefit rider - waiver of monthly characteristics charge that applies to your Policy. You may obtain more information about your total disability benefit rider - waiver of monthly deduction charge from your agent or by contacting us at 1-800-319-6902.

(17) The minimum charge is based on an insured with the following characteristics: issue age 0, male, tobacco; the maximum charge is based on an insured with the following characteristics: issue age 59, male, tobacco.

(18) The total disability benefit rider - policy continuation to maturity date not guaranteed rider varies based on the monthly disability benefit you select at the time you add the rider to your policy. The total disability benefit rider - policy continuation to maturity date not guaranteed rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the total disability benefit rider - policy continuation to maturity date not guaranteed charge that applies to you. You may obtain more information about your total disability benefit rider - policy continuation to maturity date not guaranteed rider charge from your agent or by contacting us at 1-800-319-6902.

(19) While there is no charge to add this rider, an insurance exchange could result in a cost or credit to the owner, depending both on whether the substitute insured has higher or lower costs of insurance, due to age, sex and rate class, than the original insured, and on which policy type the owner selects.

           *                  *                  *

This table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own your policy. The fees and expenses are for the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher in the future. More detail about each portfolio's fees and expenses is contained in the portfolio's prospectus.

           ANNUAL PORTFOLIO OPERATING EXPENSES

                                    Minimum    Maximum
Total Annual Operating Expenses*     0.43%      1.37%

*Expenses that are deducted from portfolio company assets including management fees, distribution and/or service 12b-1 fees and other expenses.

The portfolio expenses used to prepare this table were provided to Union Central by the funds. Union Central has not independently verified such information.

For information concerning compensation paid for the sale of the Policies, see "Distribution of the Policies" on page 47.

         GENERAL INFORMATION ABOUT UNION CENTRAL,
         THE SEPARATE ACCOUNT AND THE PORTFOLIOS

The Union Central Life Insurance Company

Union Central issues the policies. We are a mutual life insurance company organized under the laws of the State of Ohio in 1867. We primarily sell life and disability insurance and annuities and we are currently licensed to do business in all states and the District of Columbia.

Carillon Life Account

We established Carillon Life Account (the "separate account") as a separate investment account under Ohio law on July 10, 1995.
It supports your policy and may be used to support other variable life insurance policies, and for other purposes permitted by law.

We own the assets in the separate account. The separate account is divided into subaccounts which invest in shares of the portfolios. Income, gains and losses of the separate account reflect the separate account's investment experience and not the investment experience of our other assets. The assets of the separate account may not be charged with liabilities of Union Central other than those arising from the variable life policies. We are obligated to pay all benefits provided under your policy.

The Portfolios

Subaccounts of the separate account currently invest in thirty-two designated portfolios of eleven series-type mutual funds, as shown in the chart below.

The investment experience of each subaccount of the separate account depends on the investment performance of its corresponding portfolio. Each portfolio is registered with the SEC under the Investment Company Act of 1940 Act (the "1940 Act") as a series of an open-end diversified investment company. The SEC does not, however, supervise the management or the investment practices and policies of the portfolios. The assets of each portfolio are separate from assets of the others, and each portfolio has different investment objectives and policies. As a result, each portfolio operates as a separate investment fund and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. The investment objective of each portfolio is set forth in the portfolio prospectus.

            CARILLON LIFE ACCOUNT PORTFOLIOS

FUND FAMILY AND PORTFOLIOS             FUND TYPE              INVESTMENT ADVISER
AIM V.I. Capital Appreciation Fund,    large cap growth       A I M Advisors, Inc.
  Series I

AIM V.I. Growth Fund, Series I         large cap growth       A I M Advisors, Inc.

Alger American Leveraged AllCap        multi-cap growth       Fred Alger Management, Inc.
  Portfolio, Class O

Alger American MidCap Growth           midcap growth          Fred Alger Management, Inc.
  Portfolio, Class O

American Century VP Income             large cap value        American Century Investment
  & Growth Fund                                               Management, Inc.

American Century VP Value Fund         multi-cap value        American Century Investment
                                                              Management, Inc.

FTVIPT Templeton Foreign Securities    international          Templeton Investment
  Fund, Class 2                        (large cap value)      Counsel, LLC

MFS VIT Emerging Growth Series         multi-cap growth       Massachusetts Financial
                                                              Services Company

MFS VIT High Income Series             high yield             Massachusetts Financial
                                       (junk) bonds           Services Company

MFS VIT Investors Trust Series         large cap core         Massachusetts Financial
                                                              Services Company

MFS VIT New Discovery Series           small cap growth       Massachusetts Financial
                                                              Services Company

MFS VIT Total Return Series            balanced               Massachusetts Financial
                                       (equities and          Services Company
                                       bonds)

Neuberger Berman AMT Guardian          large cap value        Neuberger Berman
Portfolio                                                     Management, Inc.

Oppenheimer Global Securities Fund/VA  Global (large          OppenheimerFunds, Inc.
                                       cap growth)

Oppenheimer Main Street(R) Fund/VA     large cap core         OppenheimerFunds, Inc.
(formerly Oppenheimer Main Street

Growth & Income Fund/VA)

Scudder VS I Capital Growth Portfolio  large cap growth       Deutsche Investment
  (Class A)                                                   Management Americas Inc.

Scudder VS I International Portfolio   international          Deutsche Investment
  (Class A)                            (large cap core)       Management Americas Inc.

Scudder VS I Money Market Portfolio    Money market           Deutsche Investment
                                                              Management Americas Inc.

Seligman Communications and            sector concentration:  J. & W. Seligman & Co.
Information Portfolio (Class 2)        communications,        Incorporated
                                       information and
                                       related industries
                                       (mid cap growth)

Seligman Small-Cap Value Portfolio     small cap value        J. & W. Seligman & Co.
  (Class 2)                                                   Incorporated

Summit Pinnacle Balanced Index         balanced (equities     Summit Investment Partners, Inc
Portfolio                              and bonds)

Summit Pinnacle Bond Portfolio         bond                   Summit Investment Partners, Inc.

Summit Pinnacle EAFE International     index: MSCI EAFE       Summit Investment Partners, Inc.
  Index Portfolio                      (international)

Summit Pinnacle Lehman Aggregate       index: Lehman          Summit Investment Partners, Inc.
  Bond Index Portfolio                 Aggregate Bond (bond)

Summit Pinnacle Nasdaq-100 Index       index: Nasdaq-100      Summit Investment Partners, Inc.
  Portfolio                            (large cap growth)

Summit Pinnacle Russell 2000 Small     index: Russell 2000    Summit Investment Partners, Inc.
  Cap Index Portfolio                  (small cap core)

Summit Pinnacle S&P MidCap 400         index: S&P MidCap      Summit Investment Partners, Inc.
  Index Portfolio                      400 Index
                                       (mid cap core)

Summit Pinnacle S&P 500 Index          index: S&P 500         Summit Investment Partners, Inc.
  Portfolio                            (large cap core)

Summit Pinnacle Zenith Portfolio       large cap value        Summit Investment Partners, Inc.

The Universal Institutional Funds,      bond                   Morgan Stanley Investment
  Inc., Core Plus Fixed Income                                Management Inc. (doing business
  Portfolio, Class I                                          in this instance as Van Kampen)

The Universal Institutional Funds,     Sector concentration:  Morgan Stanley Investment
  Inc., U.S. Real Estate               REIT                   Management Inc. (doing business
  Portfolio, Class I                                          in this instance as Van Kampen)



THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE THEIR RESPECTIVE STATED OBJECTIVES. In addition, you should know that during extended periods of low interest rates, the yields of the Scudder VS I Money Market Portfolio may also become extremely low and possibly negative.

Distinctions Between the Portfolios and Other Funds from the Same Investment Adviser. The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other funds with similar names that may be managed by the same investment adviser. These other funds may be sold to the public and may have their performance results reported in the financial press. The investment results of the portfolios, however, are not likely to be reported in the financial press because they are used exclusively for the investment of money from variable insurance products like your policy. The portfolios may have higher or lower investment results than the other publicly-reported funds. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser.

Addition, Deletion or Substitution of Investments. We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the separate account or that the separate account may purchase. If the shares of a portfolio are no longer available for investment or if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account, we may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management company or unit investment trust without owner consent. The substituted portfolio may have different investment objectives, fees and expenses. Substitution may be made with respect to existing investments or the investment of future premium payments, or both. We will not substitute any shares attributable to your policy's interest in the separate account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. We may close subaccounts to allocations of premium payments or account value, or both, at any time, in our sole discretion.

We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in shares corresponding to a new portfolio or in shares of another investment company having a specific investment objective. Subject to applicable law and any required SEC approval, we may in our sole discretion establish new subaccounts or eliminate one or more subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new subaccount may be made available to existing policy owners on a basis we will determine.

If any of these substitutions or changes are made, we may by appropriate endorsement change the policy to reflect the substitution or other change. If we deem it to be in the policy owners' best interests, and subject to any approvals that may be required under applicable law, the separate account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Union Central separate accounts. We reserve the right to make any changes to the separate account required by the 1940 Act or other applicable law or regulation.

Please note that all of the portfolios described in the portfolio prospectuses may not be available under your policy. Moreover, we cannot guarantee that each portfolio will always be available for your policy, but in the unlikely event that a fund is not available, we will take reasonable steps to secure the availability of a comparable portfolio. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge.

Voting Shares in the Portfolios. Because we are the legal owner of shares held by the subaccounts, we have the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, we will vote shares held in the subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions received from policy owners with account value in the portfolios (this is sometimes called "pass through voting"). Should the applicable federal securities laws, regulations or interpretations thereof change, we may be permitted to vote shares of the portfolios in our own right, and if so, we may elect to do so.

To obtain your voting instructions, before a meeting we will send you voting instruction material, a voting instruction form and any other related material. We determine the number of shares in each subaccount for which you may give voting instructions by dividing the portion of the your account value in the portfolio by the net asset value of one share of the applicable portfolio.
 Fractional votes will be counted. The number of votes for which you may give instructions will be determined as of the date established by the manager of the portfolio for determining shareholders eligible to vote at the relevant meeting of the portfolio. If we don't receive timely instructions for shares held by a subaccount, we will vote them in the same proportion as those shares for which we did receive instructions.

We may, if required by state insurance officials, disregard your voting instructions if they would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment advisory agreement or investment adviser of one or more of the portfolios, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard your voting instructions, you will be advised of that action and of the reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.


                     GUARANTEED ACCOUNT

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GUARANTEED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 NOR HAS THE GUARANTEED ACCOUNT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, NEITHER THE GUARANTEED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OF THESE ACTS AND, AS A RESULT, THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE GUARANTEED ACCOUNT. THE DISCLOSURE REGARDING THE GUARANTEED ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

You may allocate some or all of your net premiums and transfer some or all of the variable account to the guaranteed account, which is part of our general account and pays interest at declared rates (subject to a minimum interest rate we guarantee to be at least 4%). The principal, after deductions, is also guaranteed. Our general account assets support our insurance and annuity obligations.

The portion of the account value allocated to the guaranteed account will be credited with interest, as described below. Since the guaranteed account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

We guarantee that the guaranteed account will accumulate at a minimum effective annual interest rate of 4%. We may credit the guaranteed account with current rates in excess of the minimum guarantee, but we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations to and from the guaranteed account will be credited with different current interest rates, based upon the date amounts are allocated into the guaranteed account. We may change the interest rate credited to new deposits at any time. Any interest credited on the amounts in the guaranteed account in excess of the minimum guaranteed rate of 4% per year will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed rate.

Amounts deducted from the guaranteed account for the monthly deduction, partial cash surrenders, transfers to the subaccounts, or charges are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 4% per annum.

Calculation of Guaranteed Account Value

The guaranteed account at any time is equal to net premiums allocated or account value transferred to it, plus interest credited to it, minus amounts deducted, transferred, or surrendered from it.

Transfers from the Guaranteed Account

You may not transfer more than 20% of your account value allocated to the guaranteed account on the annual date immediately preceding the date of the transfer, unless the balance after the transfer is less than $25, in which case we will transfer the entire amount.

Payment Deferral from the Guaranteed Account

We reserve the right to defer payment of any partial cash surrender, full surrender, or transfer from the guaranteed account for up to six months from the date of receipt of the notice for the partial or full surrender or transfer. Where required by state law, we will pay interest during the deferral period. However, we will not defer payment of any amounts needed to pay premiums on other policies in force with us.

                   CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under your policy. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits under your policy. For example, the sales charge and sales surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and proceeds from other charges, including the cost of insurance charge and the mortality and expense risk charge, may be used in part to cover such expenses. We may profit from policy charges.

Premium Expense Charge

We deduct a sales charge equal to 2% of premiums paid from each premium payment. We reserve the right to increase the sales charge up to an amount equal to 4% of premiums paid during the first ten policy years; the charge is guaranteed to be no more than 2% thereafter. We use this sales charge to partially reimburse us for some of the expenses incurred in the distribution of the policies.

We also deduct a 2% charge for state and local premium taxes and expenses from each premium payment. We reserve the right to increase the premium tax charge to 2.50% per year. The state and local premium tax charge reimburses us for premium taxes we pay to various states and related administrative costs. The premium tax rates we pay range from 0.75% to 3.50%. The state in which your policy is issued may impose no premium tax, or a premium tax higher or lower than the charge deducted under the policies.

If you make premium payments, either planned or unscheduled, equal to or greater than one million dollars during the first policy year, your policy may qualify for reduced premium expense charges in the year in which the premium is paid. If during the first policy year, you actually make less than one million dollars in premium payments, or you make withdrawals or surrenders from the policy to the extent that less than one million dollars of premium remains in the policy on its first policy anniversary, we reserve the right to increase the first year's premium expense charges to the standard premium expense charge on all premium received during the first policy year, as though those standard charges were made at the time the premium payments were made. This chargeback will not occur if the reduction below one million dollars at the first policy anniversary is due to unfavorable investment performance. Before you deposit premium payments into your policy in order to qualify for the reduced premium expense charges, please consider the tax treatment of heavily-funded life insurance policies, which is explained at "Tax Considerations", page 42..

Monthly Deduction

On each monthly anniversary of your policy date, we will deduct from your account value the monthly deductions due, commencing as of the policy date. The monthly deduction consists of:

   (1) cost of insurance charges ("cost of insurance charge"),

   (2) the monthly administrative charge (the "administrative charge"), and

   (3) any charges for supplemental and/or rider benefits
       ("supplemental and/or rider benefit charges"), as described below.

We deduct the monthly deduction on a pro rata basis from the variable account and from the guaranteed account, based on the percentages of your account value in each investment option, unless you choose to have the monthly deduction taken only from certain subaccounts by using the Monthly Deduction Endorsement.

The Monthly Deduction Endorsement provides you the option of choosing from which investment options the monthly deductions will be taken. If the investment options you choose do not have sufficient funds, the monthly deduction is made pro rata. You can add this endorsement at any time at no cost, and you can change which investment options receive the deductions upon written notice to us.

Cost of Insurance Charge.
This charge compensates us for the expense of providing insurance coverage. The charge depends on a number of variables and varies from policy to policy and from monthly date to monthly date. For any policy, we calculate the cost of insurance on a monthly date by multiplying the current cost of insurance rate for the insured by the risk amount under the policy for that monthly date.

Risk amount = death benefit - account value - monthly deduction
(except the cost of insurance charge.

As shown in the equation above, the risk amount for a monthly date is the difference between the death benefit (see page 35) for a policy (as adjusted to take into account assumed monthly earnings at an annual rate equal to the guaranteed interest rate for the guaranteed account) and the account value, as calculated on that monthly date less any monthly deduction due on that date (except the cost of insurance). The portion of your account value you allocate to a variable investment option will have an effect on the risk amount, reducing it when the underlying investments are performing well and increasing it when the underlying investments are performing poorly. You may elect either or both the Accounting Benefit Rider and the Annual Renewable Term Rider to supplement your insurance coverage under the policy. Election of either or both riders will affect the cost of insurance charge under the policy. (See the expense table on page 8 and "Use of Accounting Benefit Rider and Annual Renewable Term Rider," page 36.). If you allocate a portion of your specified amount to the riders, as is shown in the illustrations starting on page 50, during the early years of the policy, the Accounting Benefits Rider will provide lower current cost of insurance rates than available under the base policy. This is primarily because surrender charges are not attributable to the ABR portion of your specified amount. The Annual Renewable Term Rider will provide lower current cost of insurance rates in all policy years because these charges are designed to provide term insurance coverage for any gap between your total death benefit and the combined amount of your base death benefit and your ABR death benefit. Use of the riders can lower the cost of insurance charge you would otherwise pay for a given amount of insurance coverage. Whether or not you allocate a portion of your specified amount to either or both riders, your death benefit is based on the total specified amount you choose.

The current cost of insurance rate for a policy is based on the age at issue, sex and rate class of the insured and on the policy year, and therefore varies from time to time. Generally, cost of insurance charges are lower over time for a person who buys a policy at a younger age than for someone who buys a policy at an older age. Also, generally, cost of insurance charges go up over the life of the policy. Different current cost of insurance rates apply to policies with a face amount under $250,000 than to policies with a face amount of $250,000 or more and, in general, policies with a face amount of $250,000 or more may have lower current cost of insurance rates. We currently place insureds in the following rate classes, based on underwriting: Standard Tobacco (ages 0-75), Standard Nontobacco (ages 20-75), Preferred (ages 20-70), or Preferred Plus (ages 20-70). The Preferred and Preferred Plus rate classes are only available under policies with initial face amounts of $100,000 or more. We also may place an insured in a substandard rate class, which involves a higher mortality risk than the standard tobacco or standard nontobacco classes. If you are placed in a substandard rate class, your cost of insurance charges may be based on substandard table ratings or they may include flat charges calculated as dollars per thousand of specified amount, and these extra charges may be temporary or may be permanent.

Cost of insurance rates (whether guaranteed or current) for an insured in a standard nontobacco class are equal to or lower than guaranteed rates for an insured of the same age and sex in a standard tobacco class. Cost of insurance rates (whether guaranteed or current) for an insured in a standard nontobacco or tobacco class are generally lower than guaranteed rates for an insured of the same age and sex and tobacco status in a substandard class.

   Legal Considerations Relating to Sex-Distinct Premium Payments and Benefits. Mortality tables for the policies generally distinguish between males and females. Thus, premium payments and benefits under policies covering males and females of the same age will generally differ.

   We do, however, also offer policies based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a policy should consult with their legal advisers to determine whether purchase of a policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer policies with unisex mortality tables to such prospective purchasers.

We guarantee that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in your policy. The guaranteed rates for standard classes are based on the 1980 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Tobacco or Non-tobacco Mortality Rates ("1980 CSO Tables"). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables.

Our current cost of insurance rates may be less than the guaranteed rates that are set forth in the policy. Current cost of insurance rates will be determined based on our expectations as to future mortality, investment earnings, expenses, taxes, and persistency experience. These rates may change from time to time.

Costs Associated with Changes in Specified Amount. If you request an increase in coverage, we will determine a cost of insurance rate for the increase based on the age of the insured at the time of the increase. The following rules will apply for purposes of determining the risk amount for each rate.

We place the insured in a rate class when the policy is issued, based on our underwriting of the application. This original rate class applies to the initial specified amount. When you request an increase in specified amount, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower cost of insurance rates than the original rate class, then the rate class for the increase will also be applied to the initial specified amount (an example of this would be if the insured has stopped smoking since the original policy was issued and now qualifies for non-tobacco rates). If the rate class for the increase has higher cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in face amount, and the original rate class will continue to apply to the initial specified amount.

We do not conduct underwriting for an increase in specified amount if the increase is requested by exercising an option to increase the specified amount automatically, without underwriting. See "Supplemental and/or Rider Benefits," page 26, for the description of the Guaranteed Insurability Rider. In such case, the insured's rate class for an increase will be the class in effect when the rider was issued.

If there is a decrease in specified amount after an increase, a decrease is applied first to decrease any prior increases in specified amount, starting with the most recent increase and then each prior increase.

Monthly Administrative Charge.
We deduct a monthly administrative charge from the account value on each monthly date. The administrative charge is currently $5 per month. We reserve the right to increase the administrative charge during the first policy year up to $25 per month, and after the first policy year up to $10 per month. The administrative charge is guaranteed not to exceed $25 per month during the first policy year and $10 per month thereafter.

We use the monthly administrative charge to reimburse us for expenses incurred in administering policies and the separate account. Such expenses include but are not limited to: confirmations, annual reports and account statements, maintenance of policy records, maintenance of separate account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for owner servicing and accounting, valuation, regulatory and updating requirements.


Should the guaranteed charges prove to be insufficient, we will not increase the charges above such guaranteed levels.

Supplemental and/or Rider Benefit Charges.
The cost of additional benefits provided by riders is part of the monthly deduction and is charged to your account value on the monthly date. If you are terminally ill and exercise the Accelerated Benefits Rider, you will incur costs similar to a policy loan. See "Supplemental and/or Rider Benefits," page 26, for a description of the riders available on your policy and the chart on page 8 for a list of maximum and minimum charges associated with each. See also page 36, "Use of Accounting Benefit Rider and Annual Renewable Term Rider" regarding the charges associated with the Accounting Benefit Rider.

Daily Mortality and Expense Risk Charge

We deduct a daily charge from assets in the separate account attributable to the policies. This charge is not taken from guaranteed account assets attributable to the policies. During the first ten policy years, the charge is 0.75% of assets on an annual basis. Thereafter, the charge is 0.25% of assets on an annual basis. We guarantee that these rates will not increase for the duration of your policy. We may realize a profit from this charge. The mortality risk we assume is that the insureds on the policies may die sooner than anticipated and we will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering the policies and the separate account will exceed the amounts realized from the administrative charges assessed against the policies.

Transfer Charge

We currently assess a transfer charge of $10 for each transfer made during a policy year after the first twelve transfers. We reserve the right to decrease or eliminate the number of free transfers; in addition the transfer charge may be increased, but is guaranteed not to exceed $15 per transfer. We will deduct the transfer charge from the remaining account value in the subaccounts or the guaranteed account from which the transfer is being made on a pro rata basis. We do not expect a profit from this charge.

Surrender Charge

If a policy is completely surrendered or lapses, we may deduct a surrender charge from the account value. The surrender charge includes a sales surrender charge and an administrative surrender charge. You will find the maximum surrender charge in your policy. There is no additional sales surrender charge applicable to increases in specified amount. However, if the policy is completely surrendered following an increase in base specified amount, an additional administrative surrender charge may apply, as described below.

Any surrender charge deducted upon lapse is credited back to the policy's account value upon reinstatement. The surrender charge on the date of reinstatement will be the same as it was on the date of lapse. For purposes of determining the surrender charge on any date after reinstatement, the period the policy was lapsed will not count.

Sales Surrender Charge.
We deduct a sales surrender charge if you surrender your policy or it lapses during the first fifteen policy years following the policy date. The maximum sales surrender charge is 26% of the premiums paid up to a sales surrender premium shown in your policy. The maximum amount shown in your policy is based on the age at issue, sex, specified amount, death benefit option, and rate class applicable to the insured. Increases in your policy's specified amount will not affect the amount of the sales surrender premium, or the amount of the maximum sales surrender charge. Decreases in your policy's specified amount may reduce the sales surrender premium if the decrease is effective prior to the payment of cumulative premiums in an amount equal to the initial sales surrender premium shown in the policy. We will notify you of any reduction in the sales surrender premium, and the amount of the maximum sales surrender charge, at the time of any decrease in specified amount that causes such reductions.

The greatest sales surrender charge applicable to a portion of account value is paid if you lapse or surrender in policy years one through five. The maximum sales surrender charge in these years equals 26% of actual premiums paid up to the sales surrender premium shown in the policy. After the fifth policy year, the maximum sales surrender charge percentage declines on a monthly basis in level increments until it reaches 0% at the end of the fifteenth policy year, as shown in the following table.

            END OF             SALES SURRENDER
          POLICY YEAR          CHARGE PERCENTAGE
              1-5                   26.0%
                6                   23.4%
                7                   20.8%
                8                   18.2%
                9                   15.6%
               10                   13.0%
               11                   10.4%
               12                    7.8%
               13                    5.2%
               14                    2.6%
               15                    0%

We use the sales surrender charge to reimburse us for some of the expenses incurred in the distribution of the policies. The sales surrender charge may be insufficient to recover distribution expenses related to the sale of the policies. See "Daily
Mortality and Expense Risk Charge," page 20, and "Cost of
Insurance Charge," page 18.

Administrative Surrender Charge.
We deduct an administrative surrender charge if you surrender your policy or it lapses during the first fifteen policy years following the policy date or any increase in base specified amount (see "Surrender Charge" above). The administrative surrender charge is equal to an amount per $1000 of base specified amount, and depends upon the age of the insured at the time that the base specified amount to which it applies was issued, and the policy year in which the charge is imposed. For issue ages 0 to 9, the amount per $1000 is $0.50 during policy years 1 through 5; for issue ages 10 to 19, $1.50 per $1000; for issue ages 20 to 29, $2.50 per $1000; for issue ages 30 to 39, $3.50 per $1000; for issue ages 40 to 49, $4.50 per $1000; for issue ages 50 to 59, $5.50 per $1000; for issue ages 60 to 69, $6.50 per $1000; and for issue ages 70 and higher, $7.50 per $1000. The charge declines monthly after the end of the fifth policy year to zero at the end of policy year fifteen. The decline equals ten percent of the fifth year charge in each subsequent year, so the sixth year charge is 90% of the fifth year charge, the seventh year charge is 80% of the fifth year charge, and so forth. You will find the applicable administrative surrender charge rates, which increase with issue age, set forth in your policy.

If you increase the base specified amount, the increase is subject to a new administrative surrender charge. We impose this charge if you surrender your policy or it lapses within fifteen policy years from the effective date of the increase, in addition to any sales surrender charge or administrative surrender charge that may apply if you surrender your policy or it lapses within fifteen policy years after the policy date.

We use the administrative surrender charge to cover part of the administrative costs of processing surrenders, lapses, and increases and reductions in base specified amount, as well as legal, actuarial, systems, mailing, and other overhead costs connected with our variable life insurance operations.

Fund Expenses

The value of the net assets of each subaccount reflects the management fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. The investment advisers earn management fees for the services they provide in managing the portfolios. See the prospectuses for the portfolios and the fee table on page 9.

Income Tax Charge

We do not currently assess any charge for income taxes incurred as a result of the operations of the subaccounts of the separate account. We reserve the right, however, to assess a charge for such taxes against the subaccounts if we determine that income taxes will be incurred.

Special Arrangements

Where permitted by state regulation, we may reduce or waive the sales charge component of the premium expense charge; the monthly administrative charge; and/or the surrender charge, under policies purchased by (i) our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents; (ii) directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Carillon Investments, Inc. relating to the policies, or their spouses or dependents; or
(iii) directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents. In addition, in the future, we may reduce or waive the sales charge component of the premium expense charge, and/or the surrender charge if a policy is purchased by the owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis. Reductions or waivers of the sales charge component of the premium expense charge, the monthly administrative charge, and the surrender charge reflect the reduced sales and administrative effort associated with policies sold to the owners specified. Our home office can provide advice regarding the availability of reduced or waived charges to such owners.

We will issue policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of policies on an individual basis. The policies may not be available in connection with group or sponsored arrangements in all states.

For policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the sales charge component of the premium expense charge; the surrender charge; the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily mortality and expense risk charges; and/or the transfer charge. We may also reduce the minimum specified amount per policy. In addition, the interest rate credited on amounts taken from the subaccounts as a result of a loan may be increased for these policies. We will waive or reduce these charges as described below and according to our rules in effect when the policy application is approved.

To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, and insurance cost and mortality expense risk per policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality expense risk, under policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality expense risk under such policies. We may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected owners and all other owners of policies funded by the separate account.

                      CONTRACT DESCRIPTION

We intend for your policy to satisfy the definition of a life insurance contract under Section 7702 of the Internal Revenue Code. The policy described in this Prospectus may be different from your policy because of differences in applicable state law.

Eligible Purchasers

We require satisfactory evidence of the insured's insurability, which may include a medical examination of the insured. The available issue ages are 0 through 75. Age is determined on the insured's age as of the birthday nearest the policy date. The minimum specified amount is $50,000. Acceptance of an application depends on our underwriting rules, which may include underwriting on a guaranteed issue or simplified issue basis, and we reserve the right to reject an application for any reason. Contracts issued under guaranteed or simplified issue underwriting may incur higher cost of insurance charges than the contract would incur if it had been fully underwritten, because guaranteed and simplified issue underwriting is done on standard tobacco or nontobacco basis. Insured people who would qualify for preferred underwriting classes if fully underwritten will pay more in cost of insurance charges. Subject to state law variations, we will sell a policy to any U.S. citizen who is more than 0 years of age, but less than 75 years of age. We may also sell policies to citizens of other countries. Federal law requires us to establish the identity of each buyer of a policy, including their citizenship and residency.

Owner Rights

You have the right, as owner of your policy, to exercise all rights provided under the policy. These include allocating the net premiums, transferring value among subaccounts, taking loans
against the policy, and changing beneficiaries.   The insured is
the owner, unless you name a different owner in the application. You may by notice name a contingent owner or a new owner while the insured is living by notice satisfactory to us. If more than one person is named as owner, they are joint owners. Unless provided otherwise, in the event of a joint owner's death, ownership passes to the surviving joint owner. Unless a contingent owner has been named, on the death of the last surviving owner, ownership of the policy passes to the estate of the last surviving owner, who will become the owner if the owner(s) die. A change in owner may have tax consequences. See "Tax Considerations," page 42.

Net Premium Allocations

In the application, you specify the percentage of a net premium you want to allocate to each subaccount and to the guaranteed account. This allocation must comply with the allocation rules described below. Net premiums generally will be allocated to the subaccounts and to the guaranteed account on the valuation date that we receive them in accordance with your most recent instructions concerning allocations. However, we will allocate your initial premium to the Scudder VS I Money Market Portfolio until we deem the "free-look" period to end. See "Purchasing the Policy - Free Look Right to Cancel the Policy."

The net premium allocation percentages specified in the application will apply to subsequent premium payments until you change the percentages. You can change the allocation percentages at any time, subject to the rules below, by providing
notice to us in a form we find acceptable.   The change will
apply to all premium payments received with or after receipt of your notice.

Allocation Rules.
The minimum allocation percentage you may specify for a subaccount or the guaranteed account is 5%, and your allocation percentages must be whole numbers. The sum of your allocations must equal 100%. We reserve the right to limit the number of subaccounts to which account value may be allocated.

Transfer Privilege

After the free-look period and before the maturity date, you may transfer all or part of your account value from subaccounts investing in one portfolio to other subaccounts or to the guaranteed account, or transfer a part of an amount in the guaranteed account to the subaccounts, subject to the following procedures and restrictions. If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.

Minimum Amount of Transfers.
The minimum transfer amount is the lesser of $100 or the entire amount in that subaccount or the guaranteed account. A transfer request that would reduce the amount in a subaccount or the guaranteed account below $25 will be treated as a transfer request for the entire amount in that subaccount or the guaranteed account. With the exception of the Conversion Right described below, we reserve the right to limit the number or frequency of transfers permitted in the future.

Timing of Transfers.
We will make the transfer as of the end of the valuation period during which we receive notice requesting such transfer. We will process all transfers among subaccounts at the next available price. If we receive your request after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, we will process your transfer at the price as of the following valuation date.

Limits on Transfers.
You may make only one transfer request per valuation period. A transfer transaction may include changes in allocations among several subaccounts, so long as they are part of a single transaction request. Currently, we do not limit the number of transfers that you can make among subaccounts or to the guaranteed account. However, we limit transfers from the guaranteed account during any policy year to an amount equal to 20% of the account value in the guaranteed account on the annual date at the beginning of such policy year. (See "Transfers from the Guaranteed Account," page 16, for restrictions).

Charges for Transfers.
Currently, we assess a transfer charge equal to $10 for each transfer during a policy year in excess of the first twelve transfers. (We reserve the right to decrease or eliminate the number of free transfers; in addition, we may increase the transfer charge, but it is guaranteed not to exceed $15 per transfer.) We will deduct the transfer charge from the subaccounts or the guaranteed account from which the requested transfer is being made, on a pro-rata basis.

Methods of  Transfers.

o  Written request.

o Telephone call to service area. You may effect transfers pursuant to telephone instructions unless you elect out of the option by writing us. We reserve the right to suspend telephone transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of owners. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if we follow those procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.

o Self-service options (telephone call to automated IRIS system/accessing IRIS-Online) . All existing owners, and all new purchasers of policies, will be able to review information and request service concerning their policies in two ways, through the IRIS automated telephone system at 1-877-944-4747, or by visiting our website, www.unioncentral.com, clicking on "Client Services", and then clicking on "Account Access", and then clicking on "IRIS-Online Logon". To access either system, you will need your policy number and a PIN (personal identification number). When you buy a policy, you will be advised of your PIN by letter. Existing owners can obtain a PIN from our customer service representatives at 1-800-319-6902.

   Once you have logged on to the IRIS automated telephone system or IRIS-Online, you will be able to perform the functions described below, and we will send you a written confirmation of all electronic transfers within five business days. If we cannot complete a transfer as requested, our customer service representative will contact you in writing.

      o choose electronic delivery of certain future mailings (this feature available only online)
      o  check policy values
      o  verify address and beneficiary information
         (this feature available only online)
      o  transfer balances among subaccounts
      o  change your allocation of future premiums
      o  request a statement
      o request service forms (this feature available only on automated phone system)
      o  change your PIN


CAUTION: Telephone and online transfers may not always be available. Telephone and computer systems, whether yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you experience problems, you should make your transfer request in writing. You should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN; we will not be able to verify that the person providing electronic transfer instructions via the IRIS automated telephone system or IRIS-Online is you or is authorized by you.

Conversion Right.
During the first twenty-four policy months following the issue date, and within sixty days of the later of notification of a change in the investment policy of the separate account or the effective date of such change, you may exercise a one-time Conversion Right. You may do so by requesting in writing that all or a portion of the account value in the variable account be transferred to the guaranteed account. Exercise of the Conversion Right is not subject to a transfer charge and will have no effect on the cash value of your policy. Following the exercise of the Conversion Right, net premiums may not be allocated to the subaccounts, and transfers of account value to the subaccounts will not be permitted. The other terms and conditions of the policy will continue to apply.

Excessive Trading.
Your policy is a long-term investment and is not designed for professional market timing organizations or other entities using programmed or frequent transfers. When thinking about a transfer of account value, you should consider the risk involved that transfers based on short-term expectations may be made at an inopportune time. Because excessive trading can disrupt investment portfolio management strategies and increase portfolio expenses, we limit excessive trading practices.

To minimize harm to the portfolios and other policy owners, in addition to any restrictions or rights reserved in the current portfolio prospectuses that accompany this Prospectus, we reserve the right to:

o  limit the number, frequency, method or amount of transfers;
o reject any transfer from any owner we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a portfolio;
o  delay any transfer request for up to seven days; or
o  limit the portfolios into which transfers may be made.

You will be notified by letter if we take any of these actions with regard to your transfer request.

Selecting and Changing the Beneficiary

You select one or more beneficiary(ies) in your application. You may later change the beneficiary(ies) in accordance with the terms of the policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive your policy's death benefit proceeds.
 If the insured dies and there is no surviving beneficiary, the owner or the estate of the owner will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's consent must be obtained to change the beneficiary.

Limits on Rights to Contest the Policy

Incontestability.
Subject to state regulation, we will not contest your policy, or any supplemental and/or rider benefits (except accidental death and/or disability benefits), after the policy or rider has been in force during the insured's lifetime for two years from the issue date or the effective date of the rider, unless fraud is involved. Any increase in the specified amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the insured for two years after the effective date of the increase.

Suicide Exclusion.
Subject to state regulation, if the insured dies by suicide within two years after the issue date, we will not pay a death benefit. The policy will be terminated, and we will return the premium payments made before death, less any policy debt and any partial cash surrenders. If the insured dies by suicide within two years after an increase in specified amount that is subject to evidence of insurability, we will not pay any death benefit attributable to the increase and will return the premium payments attributable to the increase, if any. In such case, prior to calculating the death benefit, we will restore to the cash value the sum of the monthly cost of insurance charges made for that increase.

Supplemental and/or Rider Benefits

You may add the following supplemental and/or rider benefits to your policy if they are available in your state. Any monthly charges for these benefits and/or riders will be deducted from your account value as part of the monthly deduction (see page
17). The supplemental and/or rider benefits available with your policy provide fixed benefits that do not vary with the investment experience of the separate account.

   Term Insurance Rider for Other Insured Persons. Provides a death benefit amount payable on the death of other insured persons specified. This rider requires the other insured person to be medically underwritten. The other insured death benefit amount may be changed, subject to certain conditions. In addition, the rider coverage may be converted to a new policy on the other insured, prior to the other insured person reaching age 75, subject to certain conditions. If the term rider is converted by the other insured person, the cost for the rider on your policy ends when the rider is converted. Rider conversion has no effect on the cash value of your policy; the converted rider policy starts with a cash value of zero

   Scheduled Increase Option Rider for the Insured. Provides for automatic increases in the specified amount on each annual date, subject to the terms of the rider; the amount of the increase is specified in the rider. The rate class applicable to the scheduled increases will be the rate class of the insured on the issue date of the rider. There is no cost for this rider.

   Guaranteed Death Benefit Rider (No-Lapse Rider in Maryland). Provides that the policy will remain in force and will not lapse before the expiration date of the rider shown on the schedule page of your contract, provided that the sum of premium payments to date, less any partial cash surrenders and any policy debt, equals or exceeds the minimum monthly premium for the rider times the number of policy months since the policy date. The minimum monthly premium for the rider is calculated by applying a factor to the guideline level premium. The factor used varies by sex, smoking status, death benefit option, and age. The minimum monthly premium for the rider is shown on your schedule page. The rider extends the minimum guaranteed period under your policy from three years to thirty years or until you are 65 years old, whichever occurs earlier. This rider terminates on any monthly date when the sum of premium payments, less any partial cash surrenders and any policy debt, is less than the minimum monthly premium for the rider multiplied by the number of policy months since the policy date. Once terminated, this rider will not be reinstated. This rider is not available for all ages and rate classes, in all states, or under certain circumstances where the Term Insurance Rider for Other Insured Persons is also added to the policy. There is no cost for this rider.

   Cost of Living Rider for the Insured. Provides for automatic increases in the specified amount on each annual date, subject to the terms of the rider; the amount of the increase will be based on increases in the Consumer Price Index, as specified in the rider.
   The rate class applicable to the cost of living increases will be the rate class of the insured on the issue date of the rider. There is no cost for this rider, but your policy's cost of insurance charges will increase as your specified amount increases over time.

   Guaranteed Insurability Option Rider. Provides the right to increase the specified amount on each option date by the benefit amount shown in the rider. No evidence of insurability will be required. Option dates are the annual dates nearest the insured's 25th, 28th, 31st, 34th, 37th, and 40th birthdays. Option dates may be advanced in the event of the insured's marriage or adoption of a child.

   Accidental Death Benefit Rider. Provides an additional death benefit payable if the insured's death results from certain accidental causes. There is no cash value for this benefit.

   Total Disability Benefit Rider - Waiver of Monthly Deduction. Provides for waiver of the monthly deduction during the total disability of the insured. If you have coverage under this rider and the guaranteed death benefit rider, and you become disabled during the guaranteed death benefit period, this rider will cover your monthly deduction, but that amount may be less than the minimum monthly premium under the guaranteed death benefit rider, so your policy could still lapse if your rider benefit is not enough to maintain a positive cash surrender value.

   Total Disability Benefit Rider - Policy Continuation to Maturity Date Not Guaranteed. Provides for the crediting to the policy as premium payments the monthly total disability benefit set forth in the rider during the total disability of the insured. You select the amount of the benefit when you purchase coverage under this rider. Your policy could still lapse if your rider benefit is not enough to maintain a positive cash surrender value.

   Children's Insurance Rider. Provides a death benefit payable on the death of a child of the insured. More than one child can be covered. Children are medically underwritten for coverage. There is no cash value for this benefit.

   Insurance Exchange Rider. Provides the right to exchange the policy for a new policy on the life of a substitute insured. Exercise of the right is subject to satisfactory evidence of insurability of the substitute insured, and may result in a cost or credit to the owner, depending on whether the substitute insured has higher costs of insurance than the original insured. The new policy can be any adjustable life insurance policy we issue at the time the exchange privilege is exercised. The policy date for the new policy will generally be the same as the policy date of the exchanged policy;
   the issue date for the new policy will be the date of exchange. The initial cash value under the new policy will be the same as the cash value of the policy on the date of the exchange. There are no charges or other fees imposed under the policy or the new policy at the time of the exchange. Costs associated with the new policy, like cost of insurance charges, will vary. For purposes of calculating any surrender charges subsequently imposed on the policy acquired by exchange, we will take into account the number of policy years that this policy, AND the policy acquired by exchange, have been in force. Exercise of this rider will result in a taxable exchange. There is no cost for this rider.

   Accelerated Benefits Rider. Provides for an accelerated payment of up to 50% of the policy's death benefit (up to a maximum benefit of $500,000). This advance payment of the death benefit will be available if you are diagnosed as terminally ill, as defined in the rider.
   Your policy will be charged interest at the policy loan interest rate on the advanced amount, plus any premiums we pay after you exercise this rider. We also have the right to charge an administrative fee of up to 0.5% of the advanced amount, but we are not currently charging this fee. The remaining death benefit payable to your designated beneficiary will be reduced by the interest charges and any premiums we pay on your behalf. Payment will be subject to evidence satisfactory to us. Your policy could lapse if your remaining account value goes down due to poor investment performance and your policy cannot maintain a positive cash surrender value. There is no cost for this rider. You should consult your counsel or another competent tax adviser before you request accelerated payment. See "Tax Considerations," page 42.

   Maturity Extension Endorsement. Provides the right, within two years of the maturity date defined in your policy, to extend the maturity date to either the date of the insured's death or the date you request full surrender of the policy, whichever occurs first. If you exercise this extension option, the following will occur: all other riders attached to your policy will terminate on the original maturity date; after the maturity date has been extended, the account value will continue to vary based on investment experience and we will continue to charge interest on policy loans, but we will no longer accept new premium payments or deduct charges for cost of insurance or monthly expenses. There is no cost for this endorsement. The tax consequences associated with continuing the policy beyond age 100 are unclear. Counsel or another competent tax adviser should be consulted.

ADDITIONAL RULES AND LIMITS APPLY TO THESE SUPPLEMENTAL AND/OR RIDER BENEFITS. NOT ALL SUCH BENEFITS MAY BE AVAILABLE AT ANY TIME AND IN ANY GIVEN STATE, AND SUPPLEMENTAL AND/OR RIDER BENEFITS IN ADDITION TO THOSE LISTED ABOVE MAY BE MADE AVAILABLE. PLEASE ASK YOUR AGENT FOR FURTHER INFORMATION, OR CONTACT THE HOME OFFICE.

Changes in the Policy or Benefits

Misstatement of Age or Sex.
If the insured's age or sex has been misstated in your policy application or in any application for supplemental and/or rider benefits:

     if the misstatement becomes known after the death of the insured, then your policy's death benefit or such supplemental and/or rider benefits will be adjusted to the correct amount (reflecting the correct age or sex) for the monthly deduction made for the month in which death occurred;

     if the misstatement becomes known during the lifetime of the insured, your policy values will be adjusted to those based on the correct monthly deductions
     (reflecting the correct age or sex) since the policy date. If your policy's values are insufficient to cover the monthly deduction on the prior monthly date, the grace period will be deemed to have begun on such date, and you will be notified at least 61 days prior to the end of the grace period.

Other Changes.
At any time we may make such changes in your policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code or to make the policy conform with any law or regulation issued by any government agency to which it is subject.

Participating

The policy is issued on a participating basis, and as such is eligible to share in our profits and surplus to the extent determined by our Board of Directors in its sole discretion. We do not currently anticipate that the policies will participate in profits or surplus in the foreseeable future.

                   PURCHASING YOUR POLICY

Applying for a Policy

We designed the policies for business ownership when the insured persons share a common employment or business relationship. We generally require annual planned premium payments equal to $50,000 or more if this policy is purchased other than on a common employment basis. The policy may be owned individually or by a corporation, trust, association or similar entity. You may use the policy for such purposes as informally funding non-qualified executive deferred compensation, salary continuation plans, retiree medical benefits or other purposes. To purchase a policy, you must complete an application and submit it through an authorized Union Central agent. There is no minimum initial premium payment. Your policy coverage will become effective on the policy date. If an initial premium payment is submitted with the application, then the policy date is generally the date of approval of your application. If the application is not accompanied by an initial premium payment, then the policy date will generally be two weeks after the date that your application is approved.

As provided for under state insurance law, you may be permitted to backdate the policy to preserve insurance age. In no case may the policy date be more than six months prior to the date the application was completed. We deduct charges for the monthly deduction for the backdated period on the issue date. Temporary life insurance coverage may be provided prior to the policy date under the terms of a temporary insurance agreement. In accordance with our underwriting rules, temporary life insurance coverage may not exceed $500,000 and will not remain in effect for more than sixty (60) days.

Free Look Right to Cancel the Policy

You may cancel your policy for a refund during your "free-look" period. This period expires 20 days after you receive your policy, 45 days after your application is signed, or 10 days after we mail or deliver a cancellation notice, whichever is latest. (A longer period may apply to policies issued in certain states.) If you decide to cancel the policy, you must return it by mail or delivery to the home office or to the authorized Union Central agent who sold it. Immediately after you mail back or deliver the policy, your policy will be deemed void from the beginning. Within seven calendar days after we receive the returned policy, we will refund any premiums paid, less any partial cash surrenders, unless otherwise required by state law.


We will allocate all net premiums received before the end of the "free look" period (including the initial net premium) to the Scudder VS I Money Market Portfolio. There is no guarantee that the Money Market portfolio will provide a positive investment return, especially in times of low interest rates. After the end of the "free look" period, the account value will be allocated to the subaccounts and to the guaranteed account based on the premium payment allocation percentages in the application. For this purpose, the end of the "free look" period is deemed to be 25 days after your policy is activated in our computer system (usually no more than one to three business days before the date we send your policy to your agent for delivery to you) , or 45 days from the date of the application, whichever is greater. If you send an initial premium payment with your application, until your policy has been activated, the premium payment will be held in a non-interest bearing suspense account. If you do not send an initial premium payment with your application, the end of the "free look" period, for this purpose, is deemed to be 25 days from the date the initial net premium is received and applied to your policy, or 45 days from the date of application, whichever is greater.

Conversion Period

At any time within the first 24 months after we issue your policy, you may transfer all or a portion of the variable account to the guaranteed account without paying any transfer fee. If you transfer all of your variable account value to the guaranteed account, you effectively "convert" your policy into a contract that provides fixed (non-variable) benefits. If you want to make such a transfer, particularly if you are concerned about the volatility of value of your selected variable account portfolios, you should consult your financial adviser before converting this policy and consider other options available to you.

                         PREMIUMS

Planned Periodic Premiums.
When you apply for a policy, you select a plan for paying level premium payments at specified intervals, e.g., quarterly, semi-annually or annually, for the duration of the policy. If you elect, we will also arrange for payment of planned period premiums on a monthly basis under a pre-authorized payment arrangement such as automatic deduction from a checking account.
 You are not required to pay premium payments in accordance with these plans; rather, you can pay more or less than planned or skip a planned periodic premium entirely. Currently, there is no minimum amount for each premium. You should consider that, especially when investment returns in your subaccounts are negative, skipping planned premium payments or reducing the payments may result in your policy lapsing because your cash surrender value falls below the amount required to meet your monthly deduction. We may establish a minimum amount 90 days after we send you a written notice of such increase. Subject to the limits described below, you can change the amount and frequency of planned periodic premiums whenever you want by sending notice to the home office.

Unless otherwise requested, you will be sent reminder notices for planned periodic premiums. Reminder notices will not be sent if you have arranged to pay planned periodic premiums by pre-authorized payment arrangement.

Additional Unscheduled Premiums.
You can make additional unscheduled premium payments at any time while your policy is in force. You may specify that a specific unscheduled premium payment is to be applied as a repayment of policy debt, if any. If you do not so specify, the unscheduled premium payment will be applied as a premium payment.

Tax-Free "Section 1035" Exchanges.
You can generally exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code of 1986, as amended. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy. The charges for this policy may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

Limitations on Premium Payments.
Total premium payments paid in a policy year may not exceed guideline premium payment limitations for life insurance set forth in the Internal Revenue Code. We will promptly refund any portion of any premium payment that is determined to be in excess of the premium payment limit established by law to qualify a policy as a contract for life insurance.

The payment of excessive premiums may cause a policy to be a modified endowment contract under the Internal Revenue Code. We have established procedures for monitoring premium payments and making efforts to notify you on a timely basis if your policy is in jeopardy of becoming a modified endowment contract as a result of premium payments.

We reserve the right to reject any requested increase in planned periodic premiums, or any unscheduled premium. If an additional premium payment is rejected, we will return the premium payment promptly, without any adjustment for investment experience.

We also reserve the right to require satisfactory evidence of insurability prior to accepting any premium which increases the risk amount of the policy.

No premium payment will be accepted after the insured's 100th birthday (the "maturity date").

Premium payments must be made by check payable to The Union
Central Insurance Company or by any other method that we deem acceptable.

Premium payments after the initial premium payment must be made to the home office.

PLEASE NOTE: IF MANDATED UNDER APPLICABLE LAW, WE MAY BE REQUIRED
TO REJECT A PREMIUM PAYMENT.

Minimum Guaranteed Period.
We guarantee that your policy will remain in force during the minimum guaranteed period, regardless of the sufficiency of the cash surrender value, if the sum of the premiums paid to date, less any partial cash surrenders and policy debt, equals or exceeds the minimum monthly premium (shown in the policy) multiplied by the number of complete policy months since the policy date, including the current policy month. The minimum guaranteed period is three years following the policy date.

The minimum monthly premium is calculated for each policy based on the age, sex and rate class of the insured, the requested specified amount and any supplemental and/or rider benefits. The minimum monthly premium may change due to changes made during the minimum guaranteed period to the specified amount, the death benefit option, ratings, and supplemental and/or rider benefits. We will notify you of any increase in the minimum monthly premium.

An extended minimum guaranteed period may be available under our Guaranteed Death Benefit Rider, which is described in the section on Supplemental and/or Rider Benefits.

Premium Payments Upon Increase in Specified Amount.
Depending on your account value at the time of an increase in the specified amount and the amount of the increase requested, an additional premium payment may be necessary or a change in the amount of planned periodic premiums may be advisable. If you increase the specified amount, you should contact your agent to assist you in determining if additional premium payments are necessary or appropriate.

Grace Period.
If your policy goes into default, you will be allowed a 61-day grace period to pay a premium payment sufficient to cover the monthly deductions due during the grace period. We will send notice of the amount required to be paid during the grace period ("grace period premium payment") to your last known address and the address of any assignee of record. The grace period will begin when the notice is sent. Your policy will remain in effect during the grace period. If the insured should die during the grace period and before the grace period premium payment is paid, the death benefit proceeds will still be payable to the beneficiary, although the amount paid will reflect a reduction for the monthly deductions due on or before the date of the
insured's death (and for any policy debt).   If the grace period
premium payment has not been paid before the grace period ends, your policy will lapse. It will have no value and no benefits will be payable.

A grace period also may begin if your account value, less surrender charges, loan principal, and loan interest charges, becomes less than your monthly deduction amount.

Crediting Net Premiums

The initial net premium will be credited to your policy on the policy date, or, if later, the date we receive the initial premium payment (which happens most frequently in the event of a Section 1035 exchange). For backdated policies, the initial net premium will be credited on the issue date. If you send an initial premium payment with your application, until your policy has been activated, the premium payment will be held in a non-interest bearing suspense account. Planned periodic premiums and unscheduled premiums that are not underwritten will be credited to your policy and the net premiums will be invested as requested on the valuation date they are received by the home office. However, any premium payment that is underwritten will be allocated to the Scudder VS I Money Market Portfolio until underwriting has been completed and the premium payment has been accepted. When accepted, the account value allocated to the Scudder VS I Money Market Portfolio and attributable to the resulting net premium will be credited to your policy and allocated in accordance with your instructions.

Dollar Cost Averaging Plan

The Dollar Cost Averaging Plan, if elected, enables you to transfer systematically and automatically, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from a subaccount you specify to other subaccounts or to the guaranteed account. (Dollar Cost Averaging Plan transfers may not be made from the guaranteed account.) By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, we make no guarantee that the Dollar Cost Averaging Plan will result in a profit.

You specify the amount to be transferred automatically; you can specify either a fixed dollar amount, or a percentage of the account value in the subaccount from which transfers will be made. At the time that you elect the Dollar Cost Averaging Plan, the account value in the subaccount from which transfers will be made must be at least $2,000. The required amounts may be allocated to the subaccount through initial or subsequent net premiums or by transferring amounts into the subaccount from the other subaccounts or from the guaranteed account (which may be subject to certain restrictions).

You may elect this plan at the time of application by completing the authorization on the election form or at any time after the policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Dollar Cost Averaging Plan transfers may not commence until the end of the free-look period.

Once elected, transfers from the subaccount will be processed until the number of designated transfers have been completed, or the value of the subaccount is completely depleted, or you provide us notice instructing us to cancel the transfers.

Currently, transfers made under the Dollar Cost Averaging Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is no charge for a Dollar Cost Averaging Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under a Dollar Cost Averaging Plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Dollar Cost Averaging Plan at any time.

Portfolio Rebalancing Plan

You may elect to have the accumulated balance of each subaccount periodically redistributed (or "rebalanced") to equal the allocation percentages you have specified in the election form. These allocations may be based on asset allocation models which your agent may present to you. This rebalancing may be done on a quarterly, semi-annual, or annual basis.

You may elect the Portfolio Rebalancing Plan at the time of application by completing the authorization on the election form or at any time after your policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Portfolio Rebalancing Plan transfers may not commence until the end of the free-look period. If you make transfers among subaccounts and do not alter your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Transfers pursuant to the Portfolio Rebalancing Plan will continue until you provide us notice terminating the plan, or the policy terminates. THE PORTFOLIO REBALANCING PLAN CANNOT BE ELECTED IF EITHER A DOLLAR COST AVERAGING PLAN OR AN EARNINGS SWEEP PLAN IS IN EFFECT.

Currently, transfers made under the Portfolio Rebalancing Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is no charge for a Portfolio Rebalancing Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under the plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

Earnings Sweep Plan

You may elect to have the accumulated earnings of one or more specified subaccounts or the interest credited to the guaranteed account periodically transferred (or "swept") into specified subaccounts or the guaranteed account. The sweep may be done on a quarterly, semi-annual, or annual basis.

You may elect the Earnings Sweep Plan at the time of application by completing the authorization on the election form or at any time after the policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Earnings Sweep Plan transfers may not commence until the end of the free-look period. Transfers pursuant to the Earnings Sweep Plan will continue until you provide us notice terminating the plan, or the policy terminates.

Currently, transfers made under the Earnings Sweep Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is no charge for an Earnings Sweep Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under the plan.
 We also reserve the right to alter the terms or suspend or eliminate the availability of the Earnings Sweep Plan at any time.

                         POLICY VALUES

THERE IS NO MINIMUM GUARANTEED ACCOUNT VALUE OR CASH SURRENDER VALUE. These values will vary with the investment experience of the subaccounts and/or the daily crediting of interest in the guaranteed account, and will depend on your allocation of account value. If the cash surrender value on a monthly date is less than the amount of the monthly deduction to be deducted on that date and the minimum guaranteed period is not then in effect, the policy will be in default and a grace period will begin.

Determining Account Value

On the policy date, the account value is equal to the initial net premium credited, less the monthly deduction made as of the policy date. On each valuation date thereafter, the account value is the sum of the variable account, the guaranteed account, and the loan account. The account value will vary to reflect the performance of the subaccounts to which amounts have been allocated, interest credited on amounts allocated to the guaranteed account, interest credited on amounts in the loan account, charges, transfers, partial cash surrenders, loans, loan repayments and premiums paid. The variable account for a policy is determined on any day by multiplying the number of units attributable to each subaccount in which account value is invested by the unit value for that subaccount on that day, and aggregating the resulting subaccount values.

Subaccount Values.
When you allocate an amount to a subaccount, either by net premium allocation or transfer, your policy is credited with accumulation units in that subaccount. The number of accumulation units is determined by dividing the amount allocated to the subaccount by the subaccount's accumulation unit value for the valuation date when the allocation is effected.

The number of accumulation units credited to your policy will increase when:

  o  net premiums are allocated to the subaccount,

  o  amounts are transferred to the subaccount, and

  o  loan repayments are credited to the subaccount.

The number of accumulation units credited to a policy will decrease when:

  o the allocated portion of the monthly deduction is taken from the subaccount,

  o  a loan is made,

  o  an amount is transferred from the subaccount, or

  o  a partial surrender is taken from the subaccount.

Determination of Unit Value.
The unit value for each subaccount was arbitrarily set at $10 when the subaccount began operations. We use the unit value for each subaccount to determine the variable account value for a policy. The unit value at the end of a valuation date is the unit value at the end of the previous valuation date times the net investment factor, as described below. The variable account value for a policy is determined on any day by multiplying the number of units attributable to each subaccount in which account value is invested by the unit value for that subaccount on that day, and aggregating the resulting subaccount values.

Net Investment Factor.
The net investment factor is an index applied to measure the investment performance of a subaccount from one valuation period to the next. Each subaccount has a net investment factor for each valuation period which may be greater or less than one. Therefore, the value of a unit may increase or decrease. The net investment factor for any subaccount for any valuation period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1) is the net result of:

    a. the net asset value per share of the portfolio held in the subaccount, determined at the end of the current valuation period; plus

    b. the per share amount of any dividend or capital gain distributions made by the portfolio to the subaccount, if the "ex-dividend" date occurs during the current valuation period; plus or minus

    c.	 a per share charge or credit for any taxes incurred
       by or reserved for in the subaccount, which is determined by us to have resulted from the operations of the subaccount.

(2) is the net result of:

    a. the net asset value per share of the portfolio held in the subaccount, determined at the end of the last prior valuation period (adjusted for an "ex-dividend"); plus or minus

    b. 	the per share charge or credit for any taxes reserved
       for the immediately preceding valuation period.

(3) is a daily factor representing the mortality and expense risk charge deducted from the subaccount for the policy adjusted for the number of days in the valuation period.

Guaranteed Account.
On any valuation date, the guaranteed account of a policy is the total of all net premiums allocated to the guaranteed account, plus any amounts transferred to the guaranteed account, plus interest credited on such net premiums and amounts, less the amount of any transfers, including transfer charges, taken from the guaranteed account, less the amount of any partial cash surrenders taken from the guaranteed account, less any amounts transferred from the guaranteed account in connection with loans, and less the pro-rata portion of the monthly deduction deducted from the guaranteed account.

Loan Account.
On any valuation date, if there have been any loans, the loan account is equal to amounts transferred to the loan account from the subaccounts and from the guaranteed account as collateral for loans and for due and unpaid loan interest, amounts transferred from the loan account to the subaccounts and the guaranteed account as policy debt is repaid, and interest credited on the loan account.

Cash Value

The cash value on a valuation date is the account value less the surrender charge that would be applicable on that valuation date.

Cash Surrender Value

The cash surrender value on a valuation date is the cash value reduced by any policy debt. Cash surrender value is used to determine whether a partial cash surrender may be taken, and whether policy debt is excessive. It is also the amount that is available upon full surrender of the policy.

        DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT

As long as your policy remains in force and until the Maturity Date, we will pay the death benefit proceeds upon receipt at the home office of proof that we deem satisfactory of the insured's death. We may require return of your policy. The death benefit will be paid to your beneficiary. Generally, the death benefit proceeds will be paid in a lump sum within seven calendar days of receipt of due proof of the insured's death, or your beneficiary may elect a payment option.

Amount of Death Benefit Proceeds

The death benefit proceeds are equal to the sum of the death benefit under the death benefit option selected calculated on the date of the insured's death, plus any supplemental and/or rider benefits, minus any policy debt on that date. If the date of death occurred during a grace period, the death benefit proceeds are the death benefit immediately prior to the start of the grace period, plus any supplemental and/or rider benefits, minus policy debt and minus any past due monthly deductions. Under certain circumstances, such as misstatement of age or sex or death within the contestability period, the amount of the death benefit may be further adjusted.

If part or all of the death benefit is paid in one sum, we will pay interest on this sum as required by applicable state law from the date of receipt of due proof of the insured's death to the date of payment.

Death Benefit Options

When you apply for your policy, you will choose one of two death benefit options, which will be used to determine the death benefit.

     Under Option A, the death benefit is the greater of:
     (i) the specified amount; or (ii) the Applicable
     Percentage (if you elected the guideline premium test) or Factor (if you elected the cash value accumulation test) multiplied by the account value on the date of the insured's death .

     Under Option B, the death benefit is the greater of:
     (i) the specified amount plus the account value on the date of the insured's death; or (ii) the Applicable
     Percentage (if you elected the guideline premium test) or Factor (if you elected the cash value accumulation test) multiplied by the account value on the date of the insured's death.

When you apply for your policy, you will also choose one of two alternative tests to evaluate whether your policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments paid in a policy year may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, there are no limits on the amount of premium you can pay in a policy year, so long as the death benefit is large enough compared to the account value to meet the test requirements. A table showing the Applicable Percentages for Attained Ages 0 to 95 under the guideline premium test is included in the Statement of Additional Information. The Statement of Additional Information also includes a table showing the Factors that apply if you choose the cash value accumulation test.

If investment performance is favorable, the amount of the death benefit may increase. However, under Option A, the death benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all.
Under Option B, the death benefit will vary directly with account value, which reflects the investment performance of the subaccounts as well as interest credited to the guaranteed account. For an illustration of the impact that investment performance may have on the death benefit, see the illustrations in Appendix C beginning of page 50.

Under the guideline premium test, the "Applicable Percentage" is 250% when the insured's attained age is 40 or less, and decreases each year thereafter to 100% when the insured's attained age is 95.

Enhanced Death Benefit Option

You may choose one of two enhanced death benefit options when you apply for your policy. The two options establish increased death benefits on the life of the insured person at certain ages based on the life expectancy of the insured person. We offer two corridors, a nine-year corridor and a fifteen-year corridor. If you choose this option, your death benefit will be calculated using the factors shown in Appendix C to the Statement of Additional Information. The enhanced death benefit option table for owners choosing the guideline premium test shows applicable percentages that range from a high of 250% when the insured's attained age is 40 or less, decreasing each year thereafter, to 100% when the insured's attained age is 95 or greater. For owners choosing the cash value accumulation test, the factors vary based on the insured's attained age, sex and rate class, and are generally higher at younger attained ages for all rate classes and both sexes, and generally higher for women than men, and for non-tobacco rate classes than for tobacco rate classes. While this option is available free of charge, the enhanced death benefit may cause the cost of insurance to be higher than in a policy without this option. During the enhanced death benefit period, the death benefit will be increased if the death benefit is either the Applicable Percentage (if you elected the guideline premium test) or the Factor multiplied by the account value (if you elected the cash value accumulation test). The same cost of insurance rates would then be charged on a greater risk amount, thereby increasing your total cost of insurance charged.

Use of Accounting Benefit Rider and Annual Renewable Term Rider

The initial specified amount is set at the time we issue your policy. You may change the specified amount from time to time, as discussed below. You select the death benefit option when you apply for the policy. You also may change the death benefit option, as discussed below.

When you apply for the policy, you can combine coverage under either or both the Accounting Benefit Rider and the Annual Renewable Term Rider with coverage under the base policy to obtain the desired specified amount for an insured. You must allocate at least $25,000 to base specified amount. Otherwise there are no restrictions on how you allocate among base specified amount and ABR or ART specified amount. Use of these riders will lower the cost to you of insurance coverage. The riders will have no effect on the value of your death benefit.

Accounting Benefit Rider.

The Accounting Benefit Rider ("ABR") provides the opportunity to allocate part of the policy's specified amount to this rider. The use of this rider results in a higher cash value for the policy in the early years of the policy than would otherwise be the case, because there are no surrender charges associated with coverage under this rider and the monthly deductions associated with the specified amount allocated to the rider are correspondingly lower in early policy years than the monthly deduction that would be required for base policy coverage; monthly deductions are correspondingly higher in later policy years. If you are concerned about the impact on your balance sheet of buying a life insurance policy to help fund an executive retirement plan, because the early costs of the policy create a liability that is not offset by an asset, use of this rider can help create higher early cash values in the policy. The monthly deduction associated with the specified amount allocated to the rider is made up of both a cost of insurance charge and an ABR specified amount charge. The ABR specified amount charge is an amount per thousand of ABR specified amount and will vary based on sex, rate class, issue age, policy year and death benefit option. This rider is available only at issue. You cannot surrender the rider separately from the policy, but if you surrender the policy, you will pay no surrender charges associated with the portion of specified amount you allocated to the ABR.

Annual Renewable Term Rider.
---------------------------
The Annual Renewable Term Rider ("ART") provides the opportunity to allocate part of the policy's specified amount to this rider.
The ART Rider will adjust over time to maintain total death benefit coverage as described below.

The death benefit for the ART Rider is the difference between your total death benefit and the sum of the base death benefit and ABR death benefit. The ART death benefit automatically adjusts daily as your base and ABR death benefit changes. The total death benefit depends on which death benefit option is in effect:

   Option A: If Option A is in effect, the total death benefit is the greater of:

     (A) the specified amount (the base specified amount and any specified amount allocated to the ABR and/or ART); or

     (B) the Applicable Percentage of account value on the date of the insured's death (if you elected the guideline premium test) or the Factor multiplied by the account value on the date of the insured's death (if you elected the cash value accumulation test).

   Option B: If Option B is in effect, the total death benefit is the greater of:

     (A) the specified amount (the base specified amount and any specified amount allocated to the ABR and/or ART), plus the account value; or

     (B) (ii) the Applicable Percentage of account value on the date of the insured's death (if you elected the guideline premium test) or the Factor multiplied by the account value on the date of the insured's death
     (if you elected the cash value accumulation test).

It is possible that the amount of your insurance coverage under the ART Rider may be zero if your base and ABR death benefit increases enough due to the IRS minimum death benefit calculation. As an example, if your account value increases over time due to positive investment performance in the subaccounts you choose, and you elect the cash value accumulation test and death benefit option A, your account value multiplied by the cash value accumulation factor could approach or exceed the combined total of your base and ABR specified amount. In that situation, your ART specified amount would reduce so that your total specified amount remained constant, Eventually, your account value could peak and begin to decline so that, when multiplied by your cash value accumulation test factor, the result becomes less than the combined total of your base and ABR specified amount.
In that situation, your ART specified amount would increase so that your total specified amount remained constant. The insurance coverage under the ART Rider can never be less than zero. Even when the insurance coverage is reduced to zero, your ART Rider remains in effect until you remove it from your policy. Therefore, if the base and ABR death benefit decreases to below the total death benefit, the ART Rider increases to maintain the total death benefit.

There is no defined premium for a given amount of insurance coverage under the ART Rider. Instead, we deduct a monthly cost of insurance charge from your account value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage multiplied by the net amount at risk attributable to the rider in effect that month. The cost of insurance rates will be determined by us based on the age at issue, sex, and rate class of the insured, as well as the policy year. The current cost of insurance rates for this rider are lower than the cost of insurance rates for the base policy, however, the guaranteed cost of insurance rates are higher.

There may be times in which it will be to your economic advantage to include a significant portion of your insurance coverage under the ART Rider. In some other circumstances, it may be in your interest to obtain a policy without term insurance rider coverage. These circumstances depend on many factors, including the premium levels and the amount and duration of coverage you choose, as well as the age, sex and premium class of the insured.

Changes in Death Benefit Option

You may change the death benefit option on your policy, by notice to us, subject to the following rules. The effective date of the change will be the monthly date next following the day that we receive and accept notice of the request for change. We may
require satisfactory evidence of insurability.   A change in the
death benefit option may have adverse tax consequences and you should consult your tax adviser before making a change.
When a change from Option A to Option B is made, unless requested by notice to us, the specified amount after the change is effected will be equal to the specified amount before the change less the account value on the effective date of the change. When a change from Option B to Option A is made, unless requested by notice to us, the specified amount after the change will be equal to the specified amount before the change is effected and the death benefit will be reduced by the account value on the effective date of the change.

Changes in Specified Amount

When you apply for your policy, you may allocate part of your initial specified amount to the Accounting Benefit Rider or the Annual Renewable Term Rider (see "Supplemental and/or Rider Benefits", page 26). This allocation will have an effect on the monthly deductions made from your policy. After your policy is issued, you may request a change in the specified amount, by notice to us, subject to the following rules. If a change in the specified amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify your policy as a life insurance contract, we will refund promptly to you the amount of such excess above the premium limitations. Changing the specified amount of your policy may have adverse tax consequences. You should consult counsel or another competent tax adviser before changing the specified amount.

Decrease in Specified Amount. The minimum amount of any decrease in specified amount is $5,000, and any decrease in specified amount will become effective on the monthly date next following the date that notice requesting the decrease is received and approved by us. We reserve the right to decline a requested decrease in the specified amount if compliance with current tax law resulting from this decrease would result in immediate termination of the policy, or if to effect the requested decrease, payments to you would have to be made from the accumulated value for compliance with applicable tax law, and the amount of such payments would exceed the cash surrender value under the policy.

Decreasing the specified amount of the policy may have the effect
of decreasing monthly cost of insurance charges.   Decreasing the
specified amount of the policy may have adverse tax consequences and you should consult your tax adviser before making a change. Any decrease in specified amount will be made in proportion to the specified amount attributable to the base policy, the Accounting Benefit Rider and the Annual Renewable Term Rider.

Increase in Specified Amount. Any increase in the specified amount must be at least $5,000 (unless the increase is effected pursuant to a rider providing for automatic increases in specified amount), and you must submit an application. Any increase that is not guaranteed by rider will require satisfactory evidence of insurability and must meet our underwriting rules. If you increase the specified amount, you should contact your agent to assist you in determining if additional premium payments are necessary or appropriate. The increase in specified amount will become effective on the monthly date next following the date the request for the increase is received and approved, and your account value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in specified amount. You can increase your ART specified amount at any time. You can increase your ABR and base specified amount at any time, so long as they remain in the same proportions as they were when your policy was issued. ART and ABR specified amount increases will have an effective date as shown in the supplemental policy schedule you receive at the time of the increase.

A new administrative surrender charge period will apply only to the increased base specified amount, starting with the effective date of the increase.

Changing the specified amount of your policy may have adverse tax consequences. You should consult counsel or another competent tax adviser before changing the specified amount.

When Proceeds Are Paid

We will ordinarily pay any death benefit proceeds, loan proceeds, partial cash surrender proceeds, or full surrender proceeds within seven calendar days after receipt at the home office of all the documents required for such a payment. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, we may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading on the New York Stock Exchange is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of separate account assets is not reasonably practicable; (2) the SEC by order permits postponement of payment to protect our policy owners, or (3) the payment requested will come from account values allocated to our guaranteed account.

PLEASE NOTE: IF MANDATED UNDER APPLICABLE LAW, WE MAY BE REQUIRED TO BLOCK YOUR ACCOUNT AND REFUSE TO HONOR ANY REQUEST FOR TRANSFERS, PARTIAL SURRENDERS, LOANS, OR DEATH BENEFITS UNTIL INSTRUCTIONS ARE SECURED FROM THE APPROPRIATE REGULATOR. WE MAY ALSO BE REQUIRED TO PROVIDE ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT TO GOVERNMENT REGULATORS.

Payment Options

Surrender proceeds and death benefit proceeds under the policy are generally payable in a lump sum. We may offer alternative payment options. Your beneficiary should contact us or their Union Central agent for information regarding payment options that may be available at the time of payment. In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the accounts.

                       CASH BENEFITS

Loans
After the first policy year and while the insured is living, and provided your policy is not in the grace period, you may borrow against your policy at any time by submitting notice to the home office. (In certain states, loans may also be available during the first policy year.) The minimum amount of any loan request is $500 (subject to state regulation). The maximum loan amount is equal to the sum of 90% of the variable account, plus 100% of the guaranteed account, less any surrender charges that would be applicable on the effective date of the loan, less loan interest to the annual date. Outstanding loans reduce the amount available for new loans. Loans will be processed as of the date your notice is received and approved. Loan proceeds generally will be sent to you within seven calendar days. Policy loans may have tax consequences and you should consult your tax adviser before making a change.

Interest.
Each year we will set the annual loan interest rate. The rate will never be more than the maximum permitted by law, and will not be changed more frequently than once per year. The rate for a policy year may not exceed the greater of (i) the Published Monthly Average for the calendar month ending two months before the annual date at the beginning of the policy year; or (ii) the guaranteed minimum interest rate applicable to the guaranteed account, plus 1.0%. The Published Monthly Average means Moody's Corporate Bond Yield Average - Monthly Average Corporates, as published by Moody's Investor Service, Inc., or any successor to that service; or if the average is no longer published, a substantially similar average, established by regulation issued by the insurance supervisory official of the state in which the policy is delivered.

We will notify you of the initial rate of interest when a loan is made. We will notify you at least thirty days in advance of any increase in the annual loan interest rate applicable to any outstanding loan.

Interest is due and payable at the end of each policy year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the outstanding loan.

Policy Debt.
Outstanding loans (including unpaid interest added to the loan) plus accrued interest not yet due equals the policy debt.

Loan Collateral.
When a policy loan is made, an amount sufficient to secure the loan is transferred out of your policy's variable and guaranteed account value and into your policy's loan account. Thus, a loan will have no immediate effect on the account value, but other policy values, such as the cash surrender value and the death benefit proceeds, will be reduced immediately by the amount transferred to the loan account. This transfer is made against the account value in each subaccount and the guaranteed account in proportion to the account value in each on the effective date of the loan, unless you specify that transfers be made from specific subaccounts. An amount of account value equal to any due and unpaid loan interest which exceeds interest credited to the loan account will also be transferred to the loan account on each annual date. Such interest will be transferred from each subaccount and the guaranteed account in the same proportion that account value in each subaccount and the guaranteed account bears to the total unloaned account value.

The loan account will be credited with interest at an effective annual rate of not less than the annual loan interest rate, less 1.5% during the first ten policy years. Thus, the maximum net cost of a loan per year is 1.5% during the first ten policy years, and 0.25% thereafter (the net cost of a loan is the difference between the rate of interest charged on policy loans and the amount credited on the equivalent amount held in the loan account). We will determine the rate of interest to be credited to the loan account in our sole discretion, and the rate may change from time to time. The tax treatment of loans after the first ten policy years is uncertain. You should consult your tax adviser.

Loan Repayment; Effect if Not Repaid.
You may repay all or part of your policy debt at any time while the insured is living and your policy is in force. Loan repayments must be sent to the home office and will be credited as of the valuation period received. You may give us notice that a specific unscheduled premium made while a loan is outstanding is to be applied as a loan repayment. (Loan repayments, unlike unscheduled premiums, are not subject to premium expense charges.) We will apply any planned periodic premiums, and any unscheduled premiums without such notice, as premium payments. When a loan repayment is made, account value in the loan account in an amount equivalent to the repayment is transferred from the loan account to the subaccounts and the guaranteed account.
Thus, a loan repayment will have no immediate effect on the account value, but other policy values, such as the cash surrender value, will be increased immediately by the amount of the loan repayment. Amounts will be transferred to the subaccounts and the guaranteed account in accordance with your current net premium allocation instructions.

If the death benefit becomes payable while a loan is outstanding, your policy debt will be deducted in calculating your death benefit proceeds.

If on a monthly date your policy's cash value less any policy debt (the cash surrender value) is less than the amount of the monthly deduction due for the following policy month, your policy will be in default. You, and any assignee of record, will be sent notice of the default. You will have a 61-day grace period to submit a sufficient payment to avoid termination of coverage under your policy. The notice will specify the amount that must be repaid to prevent termination.

Effect of Policy Loan.
A loan, whether or not repaid, will have a permanent effect on your death benefit and policy values because the investment results of the subaccounts of the separate account and current interest rates credited on account value in the guaranteed account will apply only to the non-loaned portion of the account value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the guaranteed account while the loan is outstanding, the effect could be favorable or unfavorable. Loans may increase the potential for lapse if investment results of the subaccounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a policy to terminate. Please consult your tax adviser concerning the tax treatment of policy loans, and the adverse tax consequences if your policy lapses with loans outstanding. In addition, if your policy is a modified endowment contract, loans may be currently taxable and subject to a 10% penalty tax.

Surrendering the Policy for Cash Surrender Value

You may surrender your policy at any time for its cash surrender value by submitting notice to the home office. We may require return of the policy. A surrender charge may apply. A surrender request will be processed as of the date your notice and all required documents are received. Payment will generally be made within seven calendar days. The cash surrender value may be taken in one lump sum or it may be applied to a payment option acceptable to you and to us. Your policy will terminate and cease to be in force if it is surrendered. It cannot later be reinstated. A surrender may result in adverse tax consequences, and if your policy is a modified endowment contract, may also
trigger a 10% penalty tax.   You should consult your tax adviser
before requesting a surrender.

Partial Cash Surrenders

You may make partial cash surrenders under your policy at any time subject to the conditions below. You must submit notice to the home office. Each partial cash surrender must be at least $500. The partial surrender amount may not exceed the cash surrender value. There is no fee or charge imposed on a partial cash surrender. As of the date we receive notice of a partial cash surrender request, the cash value will be reduced by the partial cash surrender amount.

Unless you request that a partial cash surrender be deducted from specified subaccounts, your partial cash surrender amount will be deducted from your account value in the subaccounts and in the guaranteed account pro-rata in proportion to the account value in each.

If death benefit Option A is in effect, we will reduce the specified amount by the partial cash surrender amount. We may reject a partial cash surrender request if the partial cash surrender would cause the policy to fail to qualify as a life insurance contract under applicable tax laws, as we interpret them.

Partial cash surrender requests will be processed as of the valuation period we receive notice, and generally will be paid within seven calendar days.

A partial cash surrender may result in adverse tax consequences, and if your policy is a modified endowment contract, may also
trigger a 10% penalty tax.   You should consult your tax adviser
before requesting a partial cash surrender.

Maturity Benefit

The maturity date is the insured's age 100. If your policy is still in force on the maturity date, the maturity benefit will be paid to you. The maturity benefit is equal to the cash surrender value on the maturity date. You can extend the maturity date by using the Maturity Extension Endorsement, which is described in the Supplemental and/or Rider Benefits section.

                   LAPSE AND REINSTATEMENT

Lapse

Whether your policy lapses depends on whether its cash surrender value is sufficient to cover the monthly deduction when due. Failure to pay planned periodic premiums will not necessarily cause your policy to lapse. Conversely, paying all planned periodic premiums will not necessarily guarantee that your policy will not lapse (except when the minimum guaranteed period is in effect).

If your cash surrender value on a monthly date is less than the amount of the monthly deduction to be deducted on that date and the minimum guaranteed period is not in effect, your policy will be in default and a grace period will begin. This could happen if investment experience has been sufficiently unfavorable that it has resulted in a decrease in cash surrender value, or the cash surrender value has decreased because you have not paid sufficient premium payments to offset the monthly deduction, or you have excessive policy debt.

We calculate cash values, surrender values and death benefit amounts for your policy in the same manner without regard to whether your policy is in a lapsed condition.

Any applicable surrender charges will be due in the event of a lapse.

Reinstatement

Your policy may be reinstated within five years after lapse and before the maturity date, subject to compliance with certain conditions, including the payment of a necessary premium payment and submission of satisfactory evidence of insurability. See your policy for further information.

                    TAX CONSIDERATIONS

Introduction

The following summary provides a general description of the Federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, your life insurance policy must satisfy certain requirements which are set forth in Internal Revenue Code Section 7702. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard basis should satisfy the applicable requirements. There is less guidance, however, with respect to a policy issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk) and it is not clear whether such a policy will in all cases satisfy the applicable requirements. If it is subsequently determined that your policy does not satisfy the applicable requirements, we may take appropriate steps to bring your policy into compliance with such requirements and we reserve the right to modify your policy as necessary in order to do so.

Section 7702 provides that if one of two alternate tests is met, your policy will be treated as a life insurance policy for federal income tax purposes. These tests are referred to as the "cash value accumulation test" and the "guideline premium test".

Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to account value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person's age, sex, and premium class at any point in time, multiplied by the account value. A table of the Cash Value Accumulation Test factors can be found in the Statement of Additional Information.

The guideline premium test provides for a maximum premium in relation to the death benefit, and a minimum "corridor" of death benefit in relation to account value. A table of the Guideline Premium Test applicable percentages can also be found in the Statement of Additional Information.

Your policy allows you to choose, at the time of application, which of these tests we will apply to your policy. Your choice cannot be changed. Without regard to which test you choose, we will at all times attempt to assure that your policy meets the statutory definition which qualifies your policy as life insurance for federal income tax purposes.

In certain circumstances, owners of variable life insurance policies have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the policy owners have been currently taxed on income and gains attributable to variable account assets. There is little guidance in this area, and some features of your policy, such as your flexibility to allocate premium payments and account value, have not been explicitly addressed in published rulings. While we believe that your policy does not give you investment control over variable account assets, we reserve the right to modify your policy as necessary to prevent you from being treated as the owner of the variable account assets supporting your policy.

In addition, the Code requires that the investments of the subaccounts be "adequately diversified" in order for the policy to be treated as a life insurance contract for Federal income tax purposes. It is intended that the subaccounts, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Policy Benefits

In General.
We believe that the death benefit under your policy should be excludible from the gross income of the beneficiary. Federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of you or your beneficiary. A competent tax adviser should be consulted on these consequences.

Generally, you will not be deemed to be in constructive receipt of the account value until there is a distribution. When distributions from your policy occur, or when loans are taken out from or secured by your policy, the tax consequences depend on whether your policy is classified as a "Modified Endowment
Contract".

Modified Endowment Contracts.
Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," (MEC) with less favorable tax treatment than other life insurance contracts. Due to the flexibility of your policy as to premiums and benefits, the individual circumstances of your policy will determine whether it is classified as a MEC. In general a policy will be classified as a MEC if the amount of premiums paid into the policy causes the policy to fail the "7-pay test." A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid in the policy exceeds the sum of the level premiums that would have been paid at that point under a policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under your policy during the first seven years, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if your policy had originally been issued at the reduced face amount. If there is a "material change" in your policy's benefits or other terms, it may have to be retested as if it were a newly issued policy. A material change may occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven policy years. To prevent your policy from becoming a MEC, you may have to limit premium payments or limit reductions in benefits. You should consult a tax advisor to determine whether a policy transaction will cause your policy to be classified as a MEC.

Distributions Other Than Death Benefits from Modified Endowment
Contracts.
Policies classified as Modified Endowment Contracts are subject to the following tax rules:

(1) All distributions other than death benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of your investment in your policy only after all gain has been distributed.

(2) Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

(3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribu-tion or loan is made when you have attained age
    59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary or designated beneficiary.

If a policy becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract could later become taxable as a distribution from a Modified Endowment Contract.

Multiple Policies.
All Modified Endowment Contracts that are issued by us (or our affiliates) to you during any calendar year are treated as one Modified Endowment Contract for purposes of determining the amount includible in your income when a taxable distribution occurs.

Withholding.
To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.
Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of your investment in your policy and only after the recovery of all investment in your policy as taxable income. However, certain distributions which must be made in order to enable your policy to continue to qualify as a life insurance contract for Federal income tax purposes if policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions. However, the tax treatment of policy loans after the tenth policy year is uncertain and a tax adviser should be consulted.
Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional income tax.

Investment in the Policy.
Your investment in your policy is generally your aggregate premiums. When a distribution is taken from your policy, your investment in your policy is reduced by the amount of the distribution that is tax-free.

Policy Loans.
In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when your policy is conceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a policy loan, you should consult a competent tax adviser as to the tax consequences.

Accelerated Benefits Rider.
You should consult a competent tax adviser about the consequences of adding this rider to your policy or requesting payment under this rider.

Continuation of Policy Beyond Age 100.
The tax consequences of continuing your policy beyond the insured's 100th year are unclear. You should consult a competent tax adviser if you intend to keep your policy in force beyond the insured's 100th year.

Business Uses of the Policy.
Businesses can use the policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a competent tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued guidance on split-dollar arrangements. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a competent tax adviser.

Alternative Minimum Tax.

There may also be an indirect tax upon the income in your policy or the proceeds of your policy under the Federal corporate alternative minimum tax, if you are subject to that tax.

Split-Dollar Arrangements.

The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, on July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act").
 The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes. Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Other Tax Considerations.
The transfer of your policy or designation of a beneficiary may have federal, state and /or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation skipping transfer taxes. For example, if you transfer your policy to, or designate as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below your generation assignment, it may have generation skipping transfer tax consequences under federal tax law. You and your beneficiary's individual situation will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Possible Tax Law Changes.
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of your policy could change by legislation or otherwise. Consult a competent tax adviser with respect to legislative developments and their effect on the policy.

Possible Charges for Union Central's Taxes

At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state premium taxes) that may be attributable to the subaccounts or to your policy. We reserve the right to charge the subaccounts for any future taxes or economic burden we may incur.

               DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Carillon Investments, Inc. ("Distributor") for the distribution and sale of the policies. Distributor is affiliated with us. Distributor sells the policies through its sales representatives.
Distributor also may enter into selling agreements with other broker-dealers who in turn may sell the policies through their sales representatives.

We pay commissions for the sale of the Policies. The maximum commissions payable are: 50% of premiums up to the target premium and 2% of premiums above that amount paid in the first policy year; 2% of premium paid in Policy years 2 through 11; and 2% of premium paid thereafter as a service fee. In addition, selling agents may be paid a maximum of 15% of planned periodic premiums attributed to the ABR specified amount paid up to an amount equal to one "target premium". A "target premium" is an amount of premium based on the insured's age at issue, sex, rate class, specified amount, and supplemental and/or rider benefits. ART specified amount does not have planned periodic premiums attributable to it. For each premium received following an increase in specified amount, a first-year commission on such premiums will be paid up to the target premium for the increase in the year in which the increase occurs; the commission will be calculated as described above, with each increase in specified amount beginning its own commission schedule. Substandard risks do not affect target premiums, and have no effect on commissions; riders, to the extent they affect target premiums, may result in additional compensation. Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the Policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

Also, Distributor receives .25% from Templeton Foreign Securities Fund, Class 2, .25% from Seligman Communications and Information Portfolio (Class 2), and .19% from Seligman Small-Cap Value Portfolio (Class 2 in the form of 12b-1 fees. Class 12b-1 shares of these funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares.

                      LEGAL PROCEEDINGS

No litigation is pending that would have a material effect upon the separate account.

                     FINANCIAL STATEMENTS

Union Central's and the separate account's financial statements appear in the Statement of Additional Information, which is available upon request by calling us at 1-800-319-6902 or visiting our website at www.unioncentral.com.




                 APPENDIX A - GLOSSARY OF TERMS

account value - The sum of the values in the variable account, the guaranteed account, and the loan account.

age - The insured's age on his or her nearest birthday.

annual date - The same day in each policy year as the policy date.
base specified amount - The specified amount not allocated to the Accounting Benefit Rider or Annual Renewable Term Rider.

initial specified amount - The specified amount on the policy date.

issue date - The date from which the suicide and contestable periods start.

loan account - A part of the guaranteed account. When you take out a policy loan, we transfer some of your account value to this account to hold as collateral for the loans.

monthly date - The same day as the policy date for each succeeding month. It defaults to the actual last day of the month if the monthly date is a day that does not exist in that month. For example, if your monthly date is the 31st, it will be the 30th in April, June, September and November and the 28th or 29th in February.

net premium - A premium payment minus the applicable premium expense charge.

owner, you  - The person who owns a policy.

policy date - The date from which policy months, years and anniversaries are measured policy debt - The sum of all outstanding policy loans plus accrued interest.

policy month - Each one-month period beginning with a monthly date and ending the day before the next monthly date.

policy year - Each period of twelve months starting on the policy date and ending the day before the first annual date, or any following year starting on an annual date and ending the day before the next annual date.

portfolio - An investment company or its series, in which we invest premiums allocated to a subaccount of the separate account.

risk amount - On each monthly date, the death benefit under the policy less the account value (after deduction of the monthly deduction on that day, except for the cost of insurance charge).


specified amount - A dollar amount used to determine the death benefit under a policy. It includes base specified amount, as well as any specified amount allocated to the Accounting Benefit Rider or Annual Renewable Term Rider. It is commonly referred to as "face amount".

Union Central, we, our, us - The Union Central Life Insurance
Company.

unscheduled premium - Any premium other than a planned periodic premium.

valuation date - Each day on which the New York Stock Exchange is open for business.

valuation period - The interval of time commencing at the close of business on one valuation date and ending at the close of business on the next succeeding valuation date.

                   APPENDIX B--ILLUSTRATIONS

We prepared the following tables to illustrate hypothetically how certain values under a policy may change with investment performance over an extended period of time. The tables illustrate how account values, cash surrender values and death benefits under a policy covering an insured of a given age on the issue date, would vary over time if planned periodic premiums were paid annually and the return on the assets in each of the portfolios were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12% but fluctuated over and under those averages throughout the years shown. The tables also show planned periodic premiums accumulated at 5% interest compounded annually. THE HYPOTHETICAL INVESTMENT RATES OF RETURN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors, including the investment allocations made by an owner and prevailing rates. These illustrations assume that net premiums are allocated equally among the subaccounts available under the policy, and that no amounts are allocated to the guaranteed account.

The illustrations reflect the fact that the net investment return on the assets held in the subaccounts is lower than the gross after-tax return of the selected portfolios. The tables assume an average annual expense ratio of .947% of the average daily net assets of the portfolios available under the policies. This average annual expense ratio is based on a simple arithmetic average of the expense ratios of each of the portfolios for the last fiscal year, before waivers or reimbursements. For information on the portfolios' expenses, see the prospectuses for the portfolios.

In addition, the illustrations reflect the daily charge to the separate account for assuming mortality and expense risks, which is equal on an annual basis to 0.75% during the first ten policy years, and 0.25% thereafter. After deduction of portfolio expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.68%, 4.22%, and 10.12%, respectively, during the first ten policy years, and -1.19%, 4.74%, and 10.67%, respectively, thereafter.

The illustrations also reflect the deduction of the applicable premium expense charge, and the monthly deduction, including the monthly cost of insurance charge for the hypothetical insured. Union Central's current cost of insurance charges, and the higher guaranteed maximum cost of insurance charges that Union Central has the contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the separate account and assume no policy debt or charges for supplemental and/or rider benefits.

Certain of the illustrations reflect the choice of guideline premium test or cash value accumulation test, and all of the illustrations reflect the choice of allocating a portion of your specified amount to the Accounting Benefit Rider and the Annual Renewable Term Rider.

The illustrations are based on Union Central's sex distinct standard non-tobacco rates. By contacting us or your agent, and free of charge, owner(s) will be furnished with a comparable illustration based upon the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36      EXCEL CHOICE EXECUTIVE EDGE   $300,000 SPECIFIED AMOUNT
STANDARD NON-TOBACCO      $3,500 ANNUAL PREMIUM          DEATH BENEFIT OPTION A
VARIABLE INVESTMENT       USING CURRENT CHARGES          CASH VALUE ACCUM. TEST


             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical     Assuming Hypothetical
             Gross Annual            Gross Annual               Gross Annual
         Investment Return of    Investment Return of      Investment Return of
END     ----------------------   ---------------------    -----------------------
OF    12%      6%      0%        12%      6%      0%      12%       6%      0%
YEAR  Gross    Gross   Gross     Gross    Gross   Gross   Gross     Gross   Gross
----  -----    -----   -----     -----    -----   -----   -----     -----   -----
1      300,000 300,000 300,000       3,245   3,060  2,875       2,614   2,430  2,245
2      300,000 300,000 300,000       6,746   6,178  5,633       6,115   5,548  5,003
3      300,000 300,000 300,000      10,512   9,341  8,260       9,882   8,711  7,630
4      300,000 300,000 300,000      14,587  12,566 10,771      13,956  11,935 10,141
5      300,000 300,000 300,000      19,012  15,864 13,178      18,382  15,233 12,548
6      300,000 300,000 300,000      23,810  19,225 15,468      23,243  18,658 14,901
7      300,000 300,000 300,000      29,027  22,658 17,648      28,522  22,153 17,144
8      300,000 300,000 300,000      34,717  26,177 19,732      34,276  25,736 19,291
9      300,000 300,000 300,000      40,961  29,817 21,748      40,583  29,439 21,370
10     300,000 300,000 300,000      47,808  33,572 23,689      47,493  33,257 23,373
15     300,000 300,000 300,000      96,751  56,321 33,635      96,751  56,321 33,635
20     403,184 300,000 300,000     179,612  86,410 44,026     179,612  86,410 44,026
25     608,458 300,000 300,000     313,146 122,939 51,775     313,146 122,939 51,775
30     895,932 300,000 300,000     526,409 167,413 55,652     526,409 167,413 55,652
35   1,308,726 335,844 300,000     864,685 221,894 53,711     864,685 221,894 53,711
40   1,913,814 392,398 300,000   1,398,261 286,692 42,442   1,398,261 286,692 42,442
45   2,821,851 458,320 300,000   2,235,024 363,008 14,578   2,235,024 363,008 14,578
50   4,192,687 535,670       0   3,542,886 452,650      0   3,542,886 452,650      0
55   6,298,230 629,351       0   5,582,943 557,876      0   5,582,943 557,876      0
60   9,472,273 736,741       0   8,813,549 685,506      0   8,813,549 685,506      0
64  13,224,116 839,140       0  12,944,895 821,422      0  12,944,895 821,422      0

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.68%, 4.22%, and 10.12% respectively, during the first ten policy years, and -1.19%, 4.74%, and 10.67% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36      EXCEL CHOICE EXECUTIVE EDGE   $300,000 SPECIFIED AMOUNT
STANDARD NON-TOBACCO      $3,500 ANNUAL PREMIUM          DEATH BENEFIT OPTION A
VARIABLE INVESTMENT      USING GUARANTEED CHARGES        CASH VALUE ACCUM. TEST


             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical     Assuming Hypothetical
             Gross Annual            Gross Annual               Gross Annual
         Investment Return of    Investment Return of      Investment Return of
END     ----------------------   ---------------------    -----------------------
OF    12%      6%      0%        12%      6%      0%      12%       6%      0%
YEAR  Gross    Gross   Gross     Gross    Gross   Gross   Gross     Gross   Gross
----  -----    -----   -----     -----    -----   -----   -----     -----   -----
1     300,000 300,000 300,000      2,716   2,549  2,383      2,086   1,919  1,753
2     300,000 300,000 300,000      5,841   5,336  4,851      5,211   4,706  4,221
3     300,000 300,000 300,000      9,214   8,172  7,211      8,583   7,542  6,581
4     300,000 300,000 300,000     12,865  11,066  9,470     12,235  10,436  8,840
5     300,000 300,000 300,000     16,823  14,019 11,628     16,192  13,389 10,998
6     300,000 300,000 300,000     21,110  17,025 13,678     20,543  16,457 13,111
7     300,000 300,000 300,000     25,751  20,075 15,611     25,247  19,571 15,107
8     300,000 300,000 300,000     30,788  23,176 17,431     30,347  22,735 16,990
9     300,000 300,000 300,000     36,290  26,356 19,166     35,911  25,978 18,788
10    300,000 300,000 300,000     42,295  29,608 20,805     41,980  29,293 20,490
15    300,000 300,000 300,000     85,626  49,550 29,349     85,626  49,550 29,349
20    350,742 300,000 300,000    156,250  72,037 34,464    156,250  72,037 34,464
25    518,373 300,000 300,000    266,783  96,189 33,989    266,783  96,189 33,989
30    740,138 300,000 300,000    434,871 120,477 23,983    434,871 120,477 23,983
35  1,036,670 300,000 300,000    684,935 142,064      0    684,935 142,064      0
40  1,434,002 300,000 300,000  1,047,703 154,787      0  1,047,703 154,787      0
45  1,971,716 300,000 300,000  1,561,681 142,625      0  1,561,681 142,625      0
50  2,699,368 300,000 300,000  2,281,008  50,210      0  2,281,008  50,210      0
55  3,694,661       0 300,000  3,275,060       0      0  3,275,060       0      0
60  5,064,885       0 300,000  4,712,660       0      0  4,712,660       0      0
64  6,527,045       0 300,000  6,389,229       0      0  6,389,229       0      0

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.68%, 4.22%, and 10.12% respectively, during the first ten policy years, and -1.19%, 4.74%, and 10.67% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36      EXCEL CHOICE EXECUTIVE EDGE  $300,000 SPECIFIED AMOUNT
STANDARD NON-TOBACCO       $3,500 ANNUAL PREMIUM        DEATH BENEFIT OPTION B
VARIABLE INVESTMENT        USING CURRENT CHARGES        CASH VALUE ACCUM. TEST


             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical     Assuming Hypothetical
             Gross Annual            Gross Annual               Gross Annual
         Investment Return of    Investment Return of      Investment Return of
END     ----------------------   ---------------------    -----------------------
OF    12%      6%      0%        12%      6%      0%      12%       6%      0%
YEAR  Gross    Gross   Gross     Gross    Gross   Gross   Gross     Gross   Gross
----  -----    -----   -----     -----    -----   -----   -----     -----   -----
1     303,239 303,055 302,871      3,239   3,055  2,871      2,609   2,425  2,240
2     306,665 306,101 305,560      6,665   6,101  5,560      6,034   5,471  4,929
3     310,301 309,144 308,076     10,301   9,144  8,076      9,671   8,514  7,446
4     314,159 312,174 310,413     14,159  12,174 10,413     13,529  11,544  9,782
5     318,271 315,199 312,582     18,271  15,199 12,582     17,641  14,569 11,951
6     322,646 318,203 314,570     22,646  18,203 14,570     22,078  17,635 14,003
7     327,341 321,215 316,411     27,341  21,215 16,411     26,837  20,711 15,907
8     332,377 324,224 318,094     32,377  24,224 18,094     31,936  23,783 17,653
9     337,880 327,319 319,709     37,880  27,319 19,709     37,502  26,940 19,331
10    343,886 330,491 321,246     43,886  30,491 21,246     43,571  30,176 20,931
15    388,615 351,509 330,800     88,615  51,509 30,800     88,615  51,509 30,800
20    464,238 379,161 340,775    164,238  79,161 40,775    164,238  79,161 40,775
25    586,296 411,022 347,560    286,296 111,022 47,560    286,296 111,022 47,560
30    821,469 446,144 349,562    482,658 146,144 49,562    482,658 146,144 49,562
35  1,202,732 482,407 344,466    794,654 182,407 44,466    794,654 182,407 44,466
40  1,761,253 515,599 328,760  1,286,798 215,599 28,760  1,286,798 215,599 28,760
45  2,599,112 537,767       0  2,058,605 237,767      0  2,058,605 237,767      0
50  3,863,785 535,617       0  3,264,959 235,617      0  3,264,959 235,617      0
55  5,806,085 488,065       0  5,146,691 188,065      0  5,146,691 188,065      0
60  8,733,946 368,036       0  8,126,567  68,036      0  8,126,567  68,036      0
64 12,227,839       0       0 11,927,839       0      0 11,927,839       0      0

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.68%, 4.22%, and 10.12% respectively, during the first ten policy years, and -1.19%, 4.74%, and 10.67% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36      EXCEL CHOICE EXECUTIVE EDGE  $300,000 SPECIFIED AMOUNT
STANDARD NON-TOBACCO       $3,500 ANNUAL PREMIUM        DEATH BENEFIT OPTION B
VARIABLE INVESTMENT      USING GUARANTEED CHARGES       CASH VALUE ACCUM. TEST

             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical    Assuming Hypothetical
             Gross Annual            Gross Annual              Gross Annual
         Investment Return of    Investment Return of     Investment Return of
END     ----------------------   ---------------------   ---------------------
OF    12%      6%      0%        12%     6%      0%      12%      6%      0%
YEAR  Gross    Gross   Gross     Gross   Gross   Gross   Gross    Gross   Gross
----  -----    -----   -----     -----   -----   -----   -----    -----   -----
1     302,710 302,544 302,378      2,710  2,544  2,378      2,080  1,914  1,748
2     305,760 305,258 304,777      5,760  5,258  4,777      5,130  4,628  4,147
3     309,004 307,976 307,028      9,004  7,976  7,028      8,374  7,346  6,398
4     312,441 310,678 309,114     12,441 10,678  9,114     11,811 10,047  8,484
5     316,089 313,360 311,037     16,089 13,360 11,037     15,458 12,730 10,407
6     319,958 316,012 312,788     19,958 16,012 12,788     19,391 15,445 12,221
7     324,084 318,646 314,384     24,084 18,646 14,384     23,580 18,142 13,880
8     328,471 321,239 315,805     28,471 21,239 15,805     28,029 20,797 15,364
9     333,232 323,874 317,138     33,232 23,874 17,138     32,854 23,496 16,759
10    338,394 326,541 318,371     38,394 26,541 18,371     38,079 26,226 18,056
15    377,426 344,710 326,496     77,426 44,710 26,496     77,426 44,710 26,496
20    437,698 363,657 330,694    137,698 63,657 30,694    137,698 63,657 30,694
25    529,755 380,551 328,562    229,755 80,551 28,562    229,755 80,551 28,562
30    669,400 390,001 316,207    369,400 90,001 16,207    369,400 90,001 16,207
35    879,159 381,753       0    579,159 81,753      0    579,159 81,753      0
40  1,215,523 336,741       0    888,079 36,741      0    888,079 36,741      0
45  1,675,244       0       0  1,326,863      0      0  1,326,863      0      0
50  2,297,082       0       0  1,941,071      0      0  1,941,071      0      0
55  3,147,420       0       0  2,789,969      0      0  2,789,969      0      0
60  4,312,351       0       0  4,012,351      0      0  4,012,351      0      0
64  5,241,885       0       0  4,941,885      0      0  4,941,885      0      0

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.68%, 4.22%, and 10.12% respectively, during the first ten policy years, and -1.19%, 4.74%, and 10.67% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36      EXCEL CHOICE EXECUTIVE EDGE   $300,000 SPECIFIED AMOUNT
STANDARD NON-TOBACCO       $3,500 ANNUAL PREMIUM         DEATH BENEFIT OPTION A
VARIABLE INVESTMENT        USING CURRENT CHARGES         GUIDELINE PREMIUM TEST

             DEATH BENEFIT           ACCOUNT VALUE           CASH SURRENDER VALUE
         ---------------------    ---------------------     ----------------------
         Assuming Hypothetical    Assuming Hypothetical      Assuming Hypothetical
             Gross Annual             Gross Annual                Gross Annual
         Investment Return of     Investment Return of       Investment Return of
END     ----------------------    ---------------------     ---------------------
OF    12%      6%      0%         12%     6%      0%        12%      6%      0%
YEAR  Gross    Gross   Gross      Gross   Gross   Gross     Gross    Gross   Gross
----  -----    -----   -----      -----   -----   -----     -----    -----   -----
1     300,000   300,000 300,000      3,245     3,060  2,875      2,614     2,430  2,245
2     300,000   300,000 300,000      6,746     6,178  5,633      6,115     5,548  5,003
3     300,000   300,000 300,000     10,512     9,341  8,260      9,882     8,711  7,630
4     300,000   300,000 300,000     14,587    12,566 10,771     13,956    11,935 10,141
5     300,000   300,000 300,000     19,012    15,864 13,178     18,382    15,233 12,548
6     300,000   300,000 300,000     23,810    19,225 15,468     23,243    18,658 14,901
7     300,000   300,000 300,000     29,027    22,658 17,648     28,522    22,153 17,144
8     300,000   300,000 300,000     34,717    26,177 19,732     34,276    25,736 19,291
9     300,000   300,000 300,000     40,961    29,817 21,748     40,583    29,439 21,370
10    300,000   300,000 300,000     47,808    33,572 23,689     47,493    33,257 23,373
15    300,000   300,000 300,000     96,764    56,321 33,635     96,764    56,321 33,635
20    300,000   300,000 300,000    180,267    86,410 44,026    180,267    86,410 44,026
25    414,715   300,000 300,000    319,011   122,962 51,775    319,011   122,962 51,775
30    656,701   300,000 300,000    547,251   167,580 55,652    547,251   167,580 55,652
35  1,059,669   300,000 300,000    921,452   223,235 53,711    921,452   223,235 53,711
40  1,616,218   310,803 300,000  1,539,256   296,002 42,442  1,539,256   296,002 42,442
45  2,686,352   408,680 300,000  2,558,430   389,219 14,578  2,558,430   389,219 14,578
50  4,430,475   528,894       0  4,219,500   503,709      0  4,219,500   503,709      0
55  7,245,504   674,386       0  6,900,480   642,272      0  6,900,480   642,272      0
60 11,372,543   821,120       0 11,372,543   821,120      0 11,372,543   821,120      0
64 17,075,418 1,003,025       0 17,075,418 1,003,025      0 17,075,418 1,003,025      0

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.68%, 4.22%, and 10.12% respectively, during the first ten policy years, and -1.19%, 4.74%, and 10.67% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36      EXCEL CHOICE EXECUTIVE EDGE   $300,000 SPECIFIED AMOUNT
STANDARD NON-TOBACCO       $3,500 ANNUAL PREMIUM         DEATH BENEFIT OPTION A
VARIABLE INVESTMENT       USING GUARANTEED CHARGES       GUIDELINE PREMIUM TEST

             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical    Assuming Hypothetical
             Gross Annual            Gross Annual              Gross Annual
         Investment Return of    Investment Return of     Investment Return of
END     ----------------------   ---------------------   ---------------------
OF    12%      6%      0%        12%     6%      0%      12%      6%      0%
YEAR  Gross    Gross   Gross     Gross   Gross   Gross   Gross    Gross   Gross
----  -----    -----   -----     -----   -----   -----   -----    -----   -----
1     300,000 300,000 300,000      2,716   2,549  2,383      2,086   1,919  1,753
2     300,000 300,000 300,000      5,841   5,336  4,851      5,211   4,706  4,221
3     300,000 300,000 300,000      9,214   8,172  7,211      8,583   7,542  6,581
4     300,000 300,000 300,000     12,865  11,066  9,470     12,235  10,436  8,840
5     300,000 300,000 300,000     16,823  14,019 11,628     16,192  13,389 10,998
6     300,000 300,000 300,000     21,110  17,025 13,678     20,543  16,457 13,111
7     300,000 300,000 300,000     25,751  20,075 15,611     25,247  19,571 15,107
8     300,000 300,000 300,000     30,788  23,176 17,431     30,347  22,735 16,990
9     300,000 300,000 300,000     36,290  26,356 19,166     35,911  25,978 18,788
10    300,000 300,000 300,000     42,295  29,608 20,805     41,980  29,293 20,490
15    300,000 300,000 300,000     85,618  49,550 29,349     85,618  49,550 29,349
20    300,000 300,000 300,000    156,292  72,037 34,464    156,292  72,037 34,464
25    357,136 300,000 300,000    274,720  96,189 33,989    274,720  96,189 33,989
30    562,434 300,000 300,000    468,695 120,467 23,983    468,695 120,467 23,983
35    898,573 300,000       0    781,368 141,858      0    781,368 141,858      0
40  1,357,528 300,000       0  1,292,884 153,984      0  1,292,884 153,984      0
45  2,233,732 300,000       0  2,127,364 140,862      0  2,127,364 140,862      0
50  3,617,719 300,000       0  3,445,446  45,910      0  3,445,446  45,910      0
55  5,740,178       0       0  5,466,836       0      0  5,466,836       0      0
60  8,873,021       0       0  8,873,021       0      0  8,873,021       0      0
64 13,325,863       0       0 13,325,863       0      0 13,325,863       0      0

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.68%, 4.22%, and 10.12% respectively, during the first ten policy years, and -1.19%, 4.74%, and 10.67% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36      EXCEL CHOICE EXECUTIVE EDGE    $300,000 SPECIFIED AMOUNT
STANDARD NON-TOBACCO       $3,500 ANNUAL PREMIUM          DEATH BENEFIT OPTION B
VARIABLE INVESTMENT        USING CURRENT CHARGES          GUIDELINE PREMIUM TEST

             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical     Assuming Hypothetical
             Gross Annual            Gross Annual               Gross Annual
         Investment Return of    Investment Return of      Investment Return of
END     ----------------------   ---------------------    ---------------------
OF    12%      6%      0%        12%     6%      0%       12%      6%      0%
YEAR  Gross    Gross   Gross     Gross   Gross   Gross    Gross    Gross   Gross
----  -----    -----   -----     -----   -----   -----    -----    -----   -----
1     303,239 303,055 302,871       3,239   3,055  2,871       2,609   2,425  2,240
2     306,665 306,101 305,560       6,665   6,101  5,560       6,034   5,471  4,929
3     310,301 309,144 308,076      10,301   9,144  8,076       9,671   8,514  7,446
4     314,159 312,174 310,413      14,159  12,174 10,413      13,529  11,544  9,782
5     318,271 315,199 312,582      18,271  15,199 12,582      17,641  14,569 11,951
6     322,646 318,203 314,570      22,646  18,203 14,570      22,078  17,635 14,003
7     327,341 321,215 316,411      27,341  21,215 16,411      26,837  20,711 15,907
8     332,377 324,224 318,094      32,377  24,224 18,094      31,936  23,783 17,653
9     337,880 327,319 319,709      37,880  27,319 19,709      37,502  26,940 19,331
10    343,886 330,491 321,246      43,886  30,491 21,246      43,571  30,176 20,931
15    388,615 351,509 330,800      88,615  51,509 30,800      88,615  51,509 30,800
20    464,238 379,161 340,775     164,238  79,161 40,775     164,238  79,161 40,775
25    586,343 411,022 347,560     286,343 111,022 47,560     286,343 111,022 47,560
30    783,278 446,144 349,562     483,278 146,144 49,562     483,278 146,144 49,562
35  1,101,073 482,407 344,466     801,073 182,407 44,466     801,073 182,407 44,466
40  1,614,442 515,599 328,760   1,314,442 215,599 28,760   1,314,442 215,599 28,760
45  2,444,670 537,767       0   2,144,670 237,767      0   2,144,670 237,767      0
50  3,789,869 535,617       0   3,489,869 235,617      0   3,489,869 235,617      0
55  5,974,882 488,065       0   5,674,882 188,065      0   5,674,882 188,065      0
60  9,543,030 368,036       0   9,243,030  68,036      0   9,243,030  68,036      0
64 13,987,479       0       0  13,687,479       0      0  13,687,479       0      0

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Current values reflect applicable Premium Expense Charges, current cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $5.00 per month in year 1 and $5.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.68%, 4.22%, and 10.12% respectively, during the first ten policy years, and -1.19%, 4.74%, and 10.67% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
---------------------------------------------------------------------------

                     VARIABLE UNIVERSAL LIFE INSURANCE

MALE ISSUE AGE: 36      EXCEL CHOICE EXECUTIVE EDGE   $300,000 SPECIFIED AMOUNT
STANDARD NON-TOBACCO       $3,500 ANNUAL PREMIUM         DEATH BENEFIT OPTION B
VARIABLE INVESTMENT       USING GUARANTEED CHARGES       GUIDELINE PREMIUM TEST

             DEATH BENEFIT           ACCOUNT VALUE          CASH SURRENDER VALUE
         ---------------------   ---------------------     ----------------------
         Assuming Hypothetical   Assuming Hypothetical    Assuming Hypothetical
             Gross Annual            Gross Annual              Gross Annual
         Investment Return of    Investment Return of     Investment Return of
END     ----------------------   ---------------------   ---------------------
OF    12%      6%      0%        12%     6%      0%      12%      6%      0%
YEAR  Gross    Gross   Gross     Gross   Gross   Gross   Gross    Gross   Gross
----  -----    -----   -----     -----   -----   -----   -----    -----   -----
1     302,710 302,544 302,378      2,710  2,544  2,378      2,080  1,914  1,748
2     305,760 305,258 304,777      5,760  5,258  4,777      5,130  4,628  4,147
3     309,004 307,976 307,028      9,004  7,976  7,028      8,374  7,346  6,398
4     312,441 310,678 309,114     12,441 10,678  9,114     11,811 10,047  8,484
5     316,089 313,360 311,037     16,089 13,360 11,037     15,458 12,730 10,407
6     319,958 316,012 312,788     19,958 16,012 12,788     19,391 15,445 12,221
7     324,084 318,646 314,384     24,084 18,646 14,384     23,580 18,142 13,880
8     328,471 321,239 315,805     28,471 21,239 15,805     28,029 20,797 15,364
9     333,232 323,874 317,138     33,232 23,874 17,138     32,854 23,496 16,759
10    338,394 326,541 318,371     38,394 26,541 18,371     38,079 26,226 18,056
15    377,426 344,710 326,496     77,426 44,710 26,496     77,426 44,710 26,496
20    437,698 363,657 330,694    137,698 63,657 30,694    137,698 63,657 30,694
25    529,744 380,551 328,562    229,744 80,551 28,562    229,744 80,551 28,562
30    669,027 390,001 316,207    369,027 90,001 16,207    369,027 90,001 16,207
35    877,233 381,753       0    577,233 81,753      0    577,233 81,753      0
40  1,183,655 336,741       0    883,655 36,741      0    883,655 36,741      0
45  1,628,309       0       0  1,328,309      0      0  1,328,309      0      0
50  2,268,700       0       0  1,968,700      0      0  1,968,700      0      0
55  3,182,170       0       0  2,882,170      0      0  2,882,170      0      0
60  4,493,576       0       0  4,193,576      0      0  4,193,576      0      0
64  5,511,931       0       0  5,211,931      0      0  5,211,931      0      0

Notes concerning this illustration:

(1) Assumes that no policy loans have been made.

(2) Guaranteed values reflect applicable Premium Expense Charges, guaranteed cost of insurance rates based on an allocation of specified amount as follows: $100,000 to base, $100,000 to the Accounting Benefit Rider, $100,000 to the Annual Renewable Term Rider, a monthly administrative charge of $25.00 per month in year 1 and $10.00 per month thereafter, the ABR specified amount charge, and a mortality and expense risk charge of 0.75% of assets during the first ten policy years, and 0.25% thereafter.

(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the Prospectus.

(4) Assumes that the planned periodic premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

(5) The illustrated gross annual investment rates of return of 0%, 6%, and 12% would correspond to approximate net annual rates of -1.68%, 4.22%, and 10.12% respectively, during the first ten policy years, and -1.19%, 4.74%, and 10.67% thereafter.

The hypothetical investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner and prevailing rates. The death benefit and account value for a policy would be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representation can be made by the company or the portfolios that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                    APPENDIX C--DISCLAIMERS

             (Morgan Stanley, Nasdaq, Russell, S&P)

This fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

ALTHOUGH MCSI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Product(s) described in this Prospectus is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to The Union Central Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Russell 2000 Index ("Index") is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Index or data included in the Index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Index or any data included therein, or any security (or combination thereof) comprising the Index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Index or any data or any security (or combination thereof) included therein.

"Standard & Poor's(R)", "S&P(R)," "S&P 500(R)", "Standard & Poor's 500(R)," "500," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's. See further discussion in the Summit Mutual Funds prospectus.





(page>
A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees, or by accessing the SEC's website at http://www.sec.gov.

The Statement of Additional Information (SAI) includes additional information about Carillon Life Account and is dated the same date of this Prospectus. A table of contents for the Statement of Additional Information immediately follows the prospectus table of contents. You can request a free copy of the SAI and personalized illustrations of death benefits, cash surrender values, and cash values, or contact us with any questions you may have about your policy, at 1-800-319-6902. Information about your policy is also available at www.unioncentral.com. You can register there for access to IRIS-Online.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SAI can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the hours and location of the Public Reference Room can be obtained by calling the SEC at (202) 942-8090. Information and reports are also available on the SEC's website at http://www.sec.gov. Copies of information you see on the SEC website can also be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C., 20549-0102.









Investment Company Act File Number: 811-09076

                    PART B


           INFORMATION REQUIRED IN A
      STATEMENT OF ADDITIONAL INFORMATION



                      CARILLON LIFE ACCOUNT

                               of

           THE UNION CENTRAL LIFE INSURANCE COMPANY

  1876 Waycross Road * Cincinnati, Ohio 45240 * 513-595-2600



              STATEMENT OF ADDITIONAL INFORMATION


May 1, 2003

     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Life Account's ("CLA") current Prospectus, dated May 1, 2003, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at
(800) 319-6902, or writing to P.O. Box 40409, Cincinnati, Ohio
45240-0409.





                         TABLE OF CONTENTS

TABLE OF CONTENTS. . . . . . . . . . . . . . . . . . . . . . .1
General Information and History. . . . . . . . . . . . . . . .2
Additional Information about Operation of Contracts           and
Carillon Life Account. . . . . . . . . . . . . . . . . . .2
Reports to Policy Owners . . . . . . . . . . . . . . . . . . .2
Assignment . . . . . . . . . . . . . . . . . . . . . . . . . .3
Distribution of the Policies . . . . . . . . . . . . . . . . .3
Custody of Assets. . . . . . . . . . . .. .  . . . . . . . . .3
Independent Public Accountants . . . . . . . . . . . . . . . .3
Legal Matters. . . . . . . . . . . . . . . . . . . . . . . . .4
Performance Data . . . . . . . . . . . . . . . . . . . . . . .4

Appendix A (Performance Data Sample Chart) . . . . . . . . . A-1
Appendix B (Guideline Premium and Cash Value
 Accumulation Test Factors). . . . . . . . . . . . . . . . . B-1
Appendix C (Enhanced Death Benefit Option Tables). . . . . . C-1
Appendices D and E (Financial Statements of CLA
 and of Union Central) . . . . . . . . . . . . . . . . . . . D-1

General Information and History
The Union Central Life Insurance Company was formed as a mutual life insurance company in 1867, under the laws of the State of Ohio. We are owned by our policyholders. The Union Central Life Insurance Company is subject to regulation by the Department of Insurance of the State of Ohio as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in such states and jurisdictions. A subsidiary of Union Central, Carillon Investments, Inc., is the principal underwriter of the contracts.

Carillon Life Account was established under Ohio law on July 10, 1995. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 and is a separate account within the meaning of the federal securities laws.

Additional Information about Operation of Contracts and Carillon Life
Account

Carillon Life Account has participation agreements with the various underlying investment options in order to provide the options in the contracts. These agreements describe the rights and responsibilities of Union Central, Carillon Investments, and the applicable fund family as they relate to the use of the fund option in the contracts. The participation agreements are filed as exhibits to this registration statement.

Reports to Policy Owners

Each year you will be sent a report at your last known address showing, as of the end of the current report period: account value; cash value; death benefit; amount of interest credited to the guaranteed account; change in value of the variable account; premiums paid since the last report; loans; partial cash surrenders; expense charges; and cost of insurance charges since the prior report; and any other information required by law. You will receive similar reports each calendar quarter as well. You will also be sent an annual and a semi-annual report for each portfolio underlying a subaccount to which you have allocated account value, including a list of the securities held in each portfolio, as required by the 1940 Act. In addition, when you pay premium payments, or if you take out a loan, transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of premium payments automatically deducted from your checking account, portfolio rebalancing, dollar cost averaging, and earnings sweeps.
Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

Assignment

You may assign your policy in accordance with its terms. In order for any assignment to be binding on us, it must be in writing and filed at the home office. Once we have received a signed copy of the assignment, your rights and the interest of any beneficiary (or any other person) will be subject to the assignment. We assume no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any policy debt.

Distribution of the Policies

The principal underwriter of the policies is Carillon Investments, Inc. ("Distributor"), a wholly-owned subsidiary of Union Central, located at 1876 Waycross Road, Cincinnati, Ohio 45240. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc.
(the "NASD").   More information about Distributor and its registered persons is available at http://www.nasdr.com or by calling 1-800-289-9999. You can also obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.

We offer the policies to the public on a continuous basis through the Distributor. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.
Distributor offers the policies through its sales representatives. Distributor also may enter into selling agreements with other broker-dealers for sales of the policies through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us. Commissions paid on the policy, as well as other incentives or payments, are not charged directly to the policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the policy.

Distributor received sales compensation with respect to the Policies in the following amounts during the periods indicated:

                      YEAR     AMOUNT
                      2002     $3,371,076
                      2001     $3,932,500
                      2000     $2,786,555

Under the underwriting agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and Distributor pays all other expenses of distributing the policies, for which it receives a concession, based on a percentage of commissions paid. Because Distributor is our subsidiary, we also pay for Distributor's operating and other expenses.

Because sales representatives of Distributor are also insurance agents of the Insurer, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that the Insurer offers. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the policies may help sales representatives qualify for such benefits. Sales representatives may receive other payments from the Insurer for services that do not directly involve the sale of the policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, Distributor sales representatives who meet certain Insurer productivity, persistency and length of service standards may be eligible for additional compensation.
We may pay certain broker-dealers an additional bonus after the first policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular policy year. These broker-dealers may share the bonus or other additional compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their sales expenses.

Distributor will receive the 12b-1 fees assessed against Class 2 shares of the Seligman Communications and Information Portfolio and the Seligman Small-Cap Value Portfolio, and the Templeton Foreign Securities Fund Class 2 portfolio attributable to the policies as compensation for providing certain services.

From time to time we, in conjunction with Distributor, may conduct special sales programs. During 2002, we conducted one program in which the only broker-dealer that chose to participate was Distributor, whereby its sales representatives received a total of $1,875, based on each representative being eligible for $25 per qualifying policy up to a maximum of $250 for sales during the period from May 1 through June 30, 2002. No consideration was paid to the Distributor during this program.

Custody of Assets
Title to the assets of Carillon Life Account is held by Union
Central. Records are maintained of all purchases and redemptions of portfolio shares held by each of the subaccounts.

Independent Public Accountants
The financial statements of Carillon Life Account at December 31, 2002 and 2001 and for the periods then ended, and of The Union Central Life Insurance Company at December 31, 2002 and 2001 and for the years then ended, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.


 Performance Data

(a) Calculation

    CLA occasionally may publish advertisements that contain total return performance data relating to its Subaccounts. Tables of historical Accumulation Unit Values for each Subaccount may be included in advertising or sales literature that contains total return calculations as described below. Performance information is available to the general public at Union Central's website, www.unioncentral.com.

    Average annual total return is the average annual compounded rate of return that equates a purchase payment on the first day to the market value of that purchase payment on the last day of the period for which total return is calculated. Expenses and charges incurred by the Fund and charges measured as a percentage of Subaccount assets are reflected in changes in unit values. Total return figures do not reflect deductions from performance for sales loads, cost of insurance charges, administrative fees, mortality and expense charges, or surrender charges, nor do they assume that the investment is withdrawn from the Subaccount at the end of the period for which return is calculated. The performance data is accompanied by disclosure that states that the performance would be reduced if these charges, which vary from contract to contract, had been deducted.

    From time to time, advertisements for CLA may include comparisons of performance of the Subaccounts to that of various market indices, including, but not limited to: the Salomon Brothers Investment Grade Bond Index, the Salomon Brothers U.S. Treasury Bill Index, the Lehman Government/Corporate Bond Index, the S&P 500 Index, the S&P MidCap 400 Index, the Russell 2000 Index, the Nasdaq-100 Index, the Dow Jones Industrial Average, the Donoghue Money Fund 30-Day Average Yield, the MSCI EAFE Index, and the Lipper Variable Insurance Products Performance Analysis Service.

    CLA advertisements may also include performance rankings (or information based on those rankings) compiled by various independent organizations, including but not limited to: Lipper Analytical Services Mutual Funds Survey, Lipper Variable Insurance Products Performance Analysis Service, The VARDS Report, Sylvia Porter Personal Finance, Financial Services Week, Consumer Reports, Money Magazine, Forbes Magazine, and Fortune Magazine.

(b) Quotation (see attached performance chart for variable life portfolios)

                       Appendix A
                 Performance Data File

The chart below shows average annual returns, over various periods of time. These returns reflect deductions for all of the fees and charges assessed by the underlying fund, as well as reinvestment of dividends and distributions.
The returns do not reflect policy charges, including premium expense charges, administrative charges, mortality and expense charges and cost of insurance charges. If these fees and charges had been deducted, the performance quoted would be significantly lower. This chart is updated monthly for use on the company's website.


                                    Percentage            Average Annual Returns
                     Inception  30 Day    YTD                              Since
Large Company Equity   Date(1)  Change   Change  1-Year   3-Years  5-Years Inception
AIM V.I. Capital
 Appreciation Fund
 (Series I)            10/25/99   1.38%  -1.83%  -25.52%  -23.60%    NA    -10.68%
AIM V.I. Growth
 Fund (Series I)       05/01/00   1.36%  -1.57%  -29.51%     NA      NA    -31.17%
American Century VP
 Income & Growth Fund  05/01/00   0.76%  -3.78%  -23.22%     NA      NA    -13.85%
MFS VIT Investors
 Trust Series          02/29/96   0.46%  -4.14%  -24.42%  -14.52%  -6.01%    3.18%
Neuberger Berman AMT
 Guardian Portfolio    05/01/00   1.93%  -1.65%  -28.90%     NA      NA    -11.95%
Oppenheimer Main
 Street Growth &
 Income Fund/VA        05/01/00   0.63%  -3.37%  -22.93%     NA      NA    -13.98%
Scudder VS I Capital
 Growth Portfolio
 (Class A)             02/29/96   1.68%  -0.76%  -28.81%  -20.88%  -5.52%    3.94%
Summit Pinnacle
 Nasdaq-100 Index
 Portfolio(2)          05/01/00   0.83%   3.53%  -29.49%     NA      NA    -36.31%
Summit Pinnacle
 S&P 500 Index
 Portfolio             02/29/96   0.94%  -3.32%  -25.17%  -16.48%  -4.14%    5.28%
Summit Pinnacle
 Zenith Portfolio      02/29/96   0.71%  -3.18%  -28.46%   -1.77%  -4.45%    3.33%

Medium Company Equity

Alger American MidCap
 Growth Portfolio
 (Class O)             05/01/01   2.09%   1.86%  -25.92%     NA      NA    -16.93%
Summit Pinnacle
 S&P MidCap 400
 Index Portfolio       10/25/99   0.78%  -4.63%  -23.99%   -6.26%    NA      2.21%

Small Company Equity
>
MFS VIT New Discovery
 Series(2)(3)          05/01/00   1.20%  -3.41%  -32.37%     NA      NA    -15.85%
Seligman Small-Cap
Value Portfolio,
 Class 2(5)            05/01/01   2.79%  -5.32%  -24.81%     NA      NA     -1.37%
Summit Pinnacle
 Russell 2000
 Small Cap Index
 Portfolio(5)          05/01/00   1.22%  -4.71%  -27.55%     NA      NA    -10.03%

International

FTVIPT Templeton
 Foreign Securities
 Fund, (Class 2)(7)    05/01/97   0.71%  -3.18%  -28.46%   -1.77%  -4.45%   -1.93%
Scudder VS I
 International
 Portfolio
 (Class A)(7)          02/29/96  -1.98%  -8.95%  -24.12%  -25.60%  -8.35%   -1.43%

High Yield
MFS VIT High Income
 Series(6)             02/29/96   1.67%   3.45%    4.91%    0.38%   0.66%    3.34%

Fixed Income
Summit Pinnacle
 Bond Portfolio        02/29/96   0.29%   1.92%    7.50%    6.79%   4.67%    6.33%

Capital Preservation
Scudder VS I
 Money Market          12/31/95   0.08%   0.20%    1.37%    3.46%   4.16%    4.46%

Other - Balanced
MFS VIT Total Return   10/25/99  -0.12%  -2.74%  -10.13%    1.97%    NA      2.95%
Summit Pinnacle
 Balanced Index        10/25/99   0.55%  -1.55%  -12.58%   -6.83%    NA     -3.28%

Other - Global
Oppenheimer Global
 Securities/VA(7)      05/01/00  -1.26%  -7.62%  -29.38%     NA      NA    -15.40%

Other - Multi Cap
Alger American
 Leveraged AllCap
 Portfolio
 (Class O)(4)          05/01/01   2.42%   3.34%  -28.32%     NA      NA    -20.98%
American Century VP
 Value Fund            05/01/00   0.78%  -5.70%  -19.79%     NA      NA      4.22%
MFS VIT Emerging
 Growth Series(2)(3)   05/01/97   2.13%   0.19%  -29.72%  -31.31%  -6.95%    0.90%

Other - Specialty
Seligman Communication
 & Information
 Portfolio, Class 2(2) 05/01/01   1.16%  -2.44%  -34.29%     NA      NA    -25.40%


(1) This date is the first date the fund became available in the Union Central Variable Universal Life contract.
(2) These portfolios are at times more heavily invested in technology-related industries than other portfolios, and their performance may be more volatile than that of other more broad-based portfolios because this heavier investment can magnify the effect of market shifts in the technology sector.
(3) Emerging growth companies may be subject to more abrupt or erratic market movement and may involve greater risks than investments in other companies.
(4) There is a risk that the cost of borrowing money to leverage will exceed the returns for the security purchased or that the security purchased may actually go down in value; thus the portfolio's net asset value can decrease more quickly than if the portfolio had not borrowed.
(5) Small company stocks, as a whole, may experience larger price fluctuations than large company stocks or other types of investments. Small companies tend to have shorter operating histories, and may have less experienced management.
(6) The portfolio may invest up to 100% of its net assets in lower rated bonds, commonly known as "junk bonds," that entail greater risks than those found in higher rated securities.
(7) International and global funds involve risks associated with changes in currency values, economic, political and social uncertainty, and market price swings. International and global funds may exhibit great volatility of returns in the short term.

                        APPENDIX B
  (Guideline Premium and Cash Value Accumulation Test Factors)

              APPLICABLE PERCENTAGES
             FOR GUIDELINE PREMIUM TEST
             --------------------------

Attained             Attained             Attained             Attained
Age     Percentage   Age     Percentage   Age     Percentage   Age     Percentage
---------------------------------------------------------------------------------

0-40      250%        50       185%        60       130%        70       115%
 41       243%        51       178%        61       128%        71       113%
 42       236%        52       171%        62       126%        72       111%
 43       229%        53       164%        63       124%        73       109%
 44       222%        54       157%        64       122%        74       107%
 45       215%        55       150%        65       120%       75-90     105%
 46       209%        56       146%        66       119%        91       104%
 47       203%        57       142%        67       118%        92       103%
 48       197%        58       138%        68       117%        93       102%
 49       191%        59       134%        69       116%        94       101%
                                                               95+       100%

                                       CASH VALUE ACCUMULATION TEST FACTORS
                                       ------------------------------------

                Male          Female        Unisex                     Male          Female       Unisex
Attained Male   Non-   Female Non-   Unisex Non-       Attained Male   Non-   Female Non-   Unisex Non-
Age      Smoker Smoker Smoker Smoker Smoker Smoker     Age      Smoker Smoker Smoker Smoker Smoker Smoker
 0       10.31  12.33  12.91  14.40  10.94  12.69      50        2.22   2.62   2.67   2.95   2.35   2.68
 1       10.30  12.43  12.84  14.39  10.93  12.78      51        2.16   2.54   2.60   2.86   2.28   2.60
 2       10.00  12.10  12.47  14.00  10.62  12.44      52        2.10   2.46   2.53   2.78   2.22   2.52
 3        9.70  11.76  12.11  13.60  10.30  12.09      53        2.05   2.39   2.46   2.69   2.16   2.44
 4        9.41  11.43  11.74  13.21   9.98  11.74      54        1.99   2.31   2.39   2.61   2.10   2.37
 5        9.12  11.10  11.38  12.82   9.68  11.40      55        1.94   2.24   2.33   2.53   2.05   2.30
 6        8.83  10.76  11.03  12.43   9.37  11.06      56        1.89   2.18   2.26   2.46   2.00   2.23
 7        8.55  10.44  10.68  12.05   9.07  10.72      57        1.85   2.12   2.20   2.39   1.95   2.17
 8        8.27  10.11  10.34  11.68   8.78  10.39      58        1.80   2.06   2.15   2.32   1.90   2.10
 9        7.99   9.79  10.01  11.32   8.49  10.06      59        1.76   2.00   2.09   2.25   1.86   2.04
10        7.73   9.47   9.68  10.96   8.20   9.73      60        1.72   1.94   2.04   2.18   1.82   1.99
11        7.46   9.16   9.36  10.61   7.93   9.42      61        1.68   1.89   1.98   2.12   1.77   1.93
12        7.21   8.86   9.05  10.26   7.66   9.11      62        1.65   1.84   1.93   2.06   1.73   1.88
13        6.97   8.58   8.76   9.93   7.40   8.82      63        1.61   1.79   1.88   2.00   1.70   1.83
14        6.74   8.31   8.47   9.62   7.16   8.54      64        1.58   1.75   1.83   1.94   1.66   1.78
15        6.52   8.06   8.19   9.31   6.93   8.28      65        1.55   1.70   1.79   1.89   1.63   1.74
16        6.33   7.82   7.93   9.01   6.72   8.03      66        1.52   1.66   1.74   1.84   1.59   1.69
17        6.15   7.59   7.67   8.73   6.52   7.79      67        1.49   1.62   1.70   1.79   1.56   1.65
18        5.97   7.37   7.43   8.45   6.33   7.56      68        1.46   1.58   1.66   1.74   1.53   1.61
19        5.80   7.16   7.19   8.18   6.15   7.34      69        1.43   1.55   1.63   1.70   1.50   1.58
20        5.64   6.95   6.96   7.92   5.97   7.13      70        1.41   1.51   1.59   1.65   1.48   1.54
21        5.48   6.75   6.74   7.67   5.80   6.92      71        1.39   1.48   1.55   1.61   1.45   1.51
22        5.32   6.55   6.53   7.42   5.63   6.71      72        1.36   1.45   1.52   1.57   1.43   1.48
23        5.17   6.36   6.32   7.18   5.47   6.51      73        1.34   1.42   1.48   1.53   1.40   1.45
24        5.02   6.17   6.11   6.95   5.30   6.31      74        1.32   1.39   1.45   1.50   1.38   1.42
25        4.87   5.98   5.91   6.73   5.14   6.11      75        1.30   1.37   1.42   1.46   1.36   1.39
26        4.72   5.79   5.72   6.51   4.98   5.92      76        1.29   1.34   1.39   1.43   1.34   1.36
27        4.57   5.60   5.54   6.30   4.83   5.73      77        1.27   1.32   1.37   1.40   1.32   1.34
28        4.43   5.42   5.36   6.09   4.67   5.55      78        1.25   1.30   1.34   1.37   1.31   1.32
29        4.29   5.25   5.18   5.89   4.53   5.37      79        1.24   1.28   1.32   1.35   1.29   1.30
30        4.15   5.08   5.01   5.70   4.38   5.19      80        1.23   1.26   1.30   1.32   1.27   1.28
31        4.01   4.91   4.85   5.51   4.24   5.02      81        1.21   1.24   1.28   1.30   1.26   1.26
32        3.88   4.75   4.69   5.33   4.10   4.85      82        1.20   1.23   1.26   1.27   1.24   1.24
33        3.76   4.59   4.54   5.15   3.97   4.69      83        1.19   1.21   1.24   1.25   1.23   1.22
34        3.64   4.44   4.39   4.98   3.84   4.54      84        1.18   1.20   1.22   1.23   1.22   1.21
35        3.52   4.29   4.25   4.81   3.72   4.39      85        1.17   1.18   1.20   1.21   1.20 ..1.19
36        3.41   4.15   4.11   4.65   3.60   4.24      86        1.16   1.17   1.19   1.20   1.19   1.18
37        3.30   4.01   3.98   4.50   3.48   4.10      87        1.15   1.16   1.18   1.18   1.18   1.17
38        3.19   3.88   3.85   4.35   3.37   3.96      88        1.14   1.15   1.16   1.17   1.17   1.15
39        3.09   3.75   3.73   4.21   3.26   3.83      89        1.13   1.14   1.15   1.15   1.16   1.14
40        2.99   3.63   3.61   4.07   3.16   3.71      90        1.12   1.13   1.14   1.14   1.15   1.13
41        2.90   3.51   3.50   3.94   3.06   3.59      91        1.12   1.12   1.13   1.13   1.14   1.12
42        2.81   3.39   3.39   3.81   2.97   3.47      92        1.11   1.11   1.11   1.11   1.13   1.11
43        2.73   3.28   3.29   3.69   2.88   3.36      93        1.10   1.10   1.10   1.10   1.12   1.10
44        2.65   3.18   3.19   3.57   2.79   3.25      94        1.09   1.09   1.09   1.09   1.11   1.09
45        2.57   3.07   3.10   3.46   2.71   3.14      95        1.07   1.07   1.08   1.08   1.10   1.08
46        2.49   2.98   3.00   3.35   2.63   3.04      96        1.06   1.06   1.06   1.06   1.08   1.06
47        2.42   2.88   2.92   3.25   2.56   2.95      97        1.05   1.05   1.05   1.05   1.07   1.05
48        2.35   2.79   2.83   3.15   2.48   2.86      98        1.03   1.03   1.03   1.03   1.05   1.03
49        2.29   2.70   2.75   3.05   2.41   2.77      99        1.02   1.02   1.02   1.02   1.04   1.02

               APPENDIX C

        ENHANCED DEATH BENEFIT OPTION TABLES
        ------------------------------------
             GUIDELINE PREMIUM TEST
               NINE YEAR CORRIDOR
               ------------------
ATTAINED                    ATTAINED
AGE        PERCENTAGE       AGE         PERCENTAGE
0-40        250.00%
41          243.00          71          113.00%
42          236.00          72          111.00
43          229.00          73          109.00
44          222.00          74          107.00
45          215.00          75          105.00

46          209.00          76          105.00
47          203.00          77          105.00
48          197.00          78          105.00
49          191.00          79          105.00
50          185.00          80          105.00

51          178.00          81          109.20
52          171.00          82          113.40
53          164.00          83          117.60
54          157.00          84          121.80
55          150.00          85          126.00

56          146.00          86          121.80
57          142.00          87          117.60
58          138.00          88          113.40
59          134.00          89          109.20
60          130.00          90          105.00

61          128.00          91          104.00
62          126.00          92          103.00
63          124.00          93          102.00
64          122.00          94          101.00
65          120.00          95 and over 100.00

66          119.00
67          118.00
68          117.00
69          116.00
70          115.00

        ENHANCED DEATH BENEFIT OPTION TABLES

               GUIDELINE PREMIUM TEST
                FIFTEEN YEAR CORRIDOR
                ---------------------
ATTAINED                    ATTAINED
AGE         PERCENTAGE      AGE         PERCENTAGE
0-40        250.00%
41          243.00          71          113.00%
42          236.00          72          111.00
43          229.00          73          109.00
44          222.00          74          107.00
45          215.00          75          105.00

46          209.00          76          105.00
47          203.00          77          105.00
48          197.00          78          107.63
49          191.00          79          110.25
50          185.00          80          112.88

51          178.00          81          115.50
52          171.00          82          118.13
53          164.00          83          120.75
54          157.00          84          123.38
55          150.00          85          126.00

56          146.00          86          123.38
57          142.00          87          120.75
58          138.00          88          118.13
59          134.00          89          115.50
60          130.00          90          112.88

61          128.00          91          109.20
62          126.00          92          105.58
63          124.00          93          102.00
64          122.00          94          101.00
65          120.00          95 and over 100.00

66          119.00
67          118.00
68          117.00
69          116.00
70          115.00

                           CASH VALUE ACCUMULATION TEST
                                 NINE YEAR CORRIDOR
                           ----------------------------
                Male          Female        Unisex                    Male          Female        Unisex
Attained Male   Non-   Female Non-   Unisex Non-       Attained Male  Non-   Female Non-   Unisex Non-
Age      Smoker Smoker Smoker Smoker Smoker Smoker     Age     Smoker Smoker Smoker Smoker Smoker Smoker
 0       10.31  12.33  12.91  14.40  10.94  12.69      50        2.22   2.62   2.67   2.95   2.35   2.68
 1       10.30  12.43  12.84  14.39  10.93  12.78      51        2.16   2.54   2.60   2.86   2.28   2.60
 2       10.00  12.10  12.47  14.00  10.62  12.44      52        2.10   2.46   2.53   2.78   2.22   2.52
 3        9.70  11.76  12.11  13.60  10.30  12.09      53        2.05   2.39   2.46   2.69   2.16   2.44
 4        9.41  11.43  11.74  13.21   9.98  11.74      54        1.99   2.31   2.39   2.61   2.10   2.37
 5        9.12  11.10  11.38  12.82   9.68  11.40      55        1.94   2.24   2.33   2.53   2.05   2.30
 6        8.83  10.76  11.03  12.43   9.37  11.06      56        1.89   2.18   2.26   2.46   2.00   2.23
 7        8.55  10.44  10.68  12.05   9.07  10.72      57        1.85   2.12   2.20   2.39   1.95   2.17
 8        8.27  10.11  10.34  11.68   8.78  10.39      58        1.80   2.06   2.15   2.32   1.90   2.10
 9        7.99   9.79  10.01  11.32   8.49  10.06      59        1.76   2.00   2.09   2.25   1.86   2.04
10        7.73   9.47   9.68  10.96   8.20   9.73      60        1.72   1.94   2.04   2.18   1.82   1.99
11        7.46   9.16   9.36  10.61   7.93   9.42      61        1.68   1.89   1.98   2.12   1.77   1.93
12        7.21   8.86   9.05  10.26   7.66   9.11      62        1.65   1.84   1.93   2.06   1.73   1.88
13        6.97   8.58   8.76   9.93   7.40   8.82      63        1.61   1.79   1.88   2.00   1.70   1.83
14        6.74   8.31   8.47   9.62   7.16   8.54      64        1.58   1.75   1.83   1.94   1.66   1.78
15        6.52   8.06   8.19   9.31   6.93   8.28      65        1.55   1.70   1.79   1.89   1.63   1.74
16        6.33   7.82   7.93   9.01   6.72   8.03      66        1.52   1.66   1.74   1.84   1.59   1.69
17        6.15   7.59   7.67   8.73   6.52   7.79      67        1.49   1.62   1.70   1.79   1.56   1.65
18        5.97   7.37   7.43   8.45   6.33   7.56      68        1.46   1.58   1.66   1.74   1.53   1.61
19        5.80   7.16   7.19   8.18   6.15   7.34      69        1.43   1.55   1.63   1.70   1.50   1.58
20        5.64   6.95   6.96   7.92   5.97   7.13      70        1.41   1.51   1.59   1.65   1.48   1.54
21        5.48   6.75   6.74   7.67   5.80   6.92      71        1.39   1.48   1.55   1.61   1.45   1.51
22        5.32   6.55   6.53   7.42   5.63   6.71      72        1.36   1.45   1.52   1.57   1.43   1.48
23        5.17   6.36   6.32   7.18   5.47   6.51      73        1.34   1.42   1.48   1.53   1.40   1.45
24        5.02   6.17   6.11   6.95   5.30   6.31      74        1.32   1.39   1.45   1.50   1.38   1.42
25        4.87   5.98   5.91   6.73   5.14   6.11      75        1.30   1.37   1.42   1.46   1.36   1.39
26        4.72   5.79   5.72   6.51   4.98   5.92      76        1.29   1.34   1.39   1.43   1.34   1.36
27        4.57   5.60   5.54   6.30   4.83   5.73      77        1.27   1.32   1.37   1.40   1.32   1.34
28        4.43   5.42   5.36   6.09   4.67   5.55      78        1.25   1.30   1.34   1.37   1.31   1.32
29        4.29   5.25   5.18   5.89   4.53   5.37      79        1.24   1.28   1.32   1.35   1.29   1.30
30        4.15   5.08   5.01   5.70   4.38   5.19      80        1.23   1.26   1.30   1.32   1.27   1.28
31        4.01   4.91   4.85   5.51   4.24   5.02      81        1.26   1.29   1.33   1.35   1.31   1.31
32        3.88   4.75   4.69   5.33   4.10   4.85      82        1.30   1.33   1.36   1.38   1.34   1.34
33        3.76   4.59   4.54   5.15   3.97   4.69      83        1.33   1.36   1.39   1.40   1.38   1.37
34        3.64   4.44   4.39   4.98   3.84   4.54      84        1.37   1.39   1.42   1.43   1.41   1.40
35        3.52   4.29   4.25   4.81   3.72   4.39      85        1.40   1.42   1.45   1.46   1.45   1.43
36        3.41   4.15   4.11   4.65   3.60   4.24      86        1.34   1.36   1.38   1.39   1.38   1.37
37        3.30   4.01   3.98   4.50   3.48   4.10      87        1.29   1.30   1.32   1.32   1.32   1.31
38        3.19   3.88   3.85   4.35   3.37   3.96      88        1.23   1.24   1.26   1.26   1.27   1.25
39        3.09   3.75   3.73   4.21   3.26   3.83      89        1.18   1.18   1.20   1.20   1.21   1.19
40        2.99   3.63   3.61   4.07   3.16   3.71      90        1.12   1.13   1.14   1.14   1.15   1.13
41        2.90   3.51   3.50   3.94   3.06   3.59      91        1.12   1.12   1.13   1.13   1.14   1.12
42        2.81   3.39   3.39   3.81   2.97   3.47      92        1.11   1.11   1.11   1.11   1.13   1.11
43        2.73   3.28   3.29   3.69   2.88   3.36      93        1.10   1.10   1.10   1.10   1.12   1.10
44        2.65   3.18   3.19   3.57   2.79   3.25      94        1.09   1.09   1.09   1.09   1.11   1.09
45        2.57   3.07   3.10   3.46   2.71   3.14      95        1.07   1.07   1.08   1.08   1.10   1.08
46        2.49   2.98   3.00   3.35   2.63   3.04      96        1.06   1.06   1.06   1.06   1.08   1.06
47        2.42   2.88   2.92   3.25   2.56   2.95      97        1.05   1.05   1.05   1.05   1.07   1.05
48        2.35   2.79   2.83   3.15   2.48   2.86      98        1.03   1.03   1.03   1.03   1.05   1.03
49        2.29   2.70   2.75   3.05   2.41   2.77      99        1.02   1.02   1.02   1.02   1.04   1.02


                                 ENHANCED DEATH BENEFIT OPTION TABLES
                                 ------------------------------------
                                     CASH VALUE ACCUMULATION TEST
                                        FIFTEEN YEAR CORRIDOR
                                        ---------------------
                Male          Female        Unisex                     Male         Female       Unisex
Attained Male   Non-   Female Non-   Unisex Non-       Attained Male   Non-  Female Non-   Unisex Non-
Age      Smoker Smoker Smoker Smoker Smoker Smoker     Age     Smoker Smoker Smoker Smoker Smoker Smoker
 0       10.31  12.33  12.91  14.40  10.94  12.69      50        2.22   2.62   2.67   2.95   2.35   2.68
 1       10.30  12.43  12.84  14.39  10.93  12.78      51        2.16   2.54   2.60   2.86   2.28   2.60
 2       10.00  12.10  12.47  14.00  10.62  12.44      52        2.10   2.46   2.53   2.78   2.22   2.52
 3        9.70  11.76  12.11  13.60  10.30  12.09      53        2.05   2.39   2.46   2.69   2.16   2.44
 4        9.41  11.43  11.74  13.21   9.98  11.74      54        1.99   2.31   2.39   2.61   2.10   2.37
 5        9.12  11.10  11.38  12.82   9.68  11.40      55        1.94   2.24   2.33   2.53   2.05   2.30
 6        8.83  10.76  11.03  12.43   9.37  11.06      56        1.89   2.18   2.26   2.46   2.00   2.23
 7        8.55  10.44  10.68  12.05   9.07  10.72      57        1.85   2.12   2.20   2.39   1.95   2.17
 8        8.27  10.11  10.34  11.68   8.78  10.39      58        1.80   2.06   2.15   2.32   1.90   2.10
 9        7.99   9.79  10.01  11.32   8.49  10.06      59        1.76   2.00   2.09   2.25   1.86   2.04
10        7.73   9.47   9.68  10.96   8.20   9.73      60        1.72   1.94   2.04   2.18   1.82   1.99
11        7.46   9.16   9.36  10.61   7.93   9.42      61        1.68   1.89   1.98   2.12   1.77   1.93
12        7.21   8.86   9.05  10.26   7.66   9.11      62        1.65   1.84   1.93   2.06   1.73   1.88
13        6.97   8.58   8.76   9.93   7.40   8.82      63        1.61   1.79   1.88   2.00   1.70   1.83
14        6.74   8.31   8.47   9.62   7.16   8.54      64        1.58   1.75   1.83   1.94   1.66   1.78
15        6.52   8.06   8.19   9.31   6.93   8.28      65        1.55   1.70   1.79   1.89   1.63   1.74
16        6.33   7.82   7.93   9.01   6.72   8.03      66        1.52   1.66   1.74   1.84   1.59   1.69
17        6.15   7.59   7.67   8.73   6.52   7.79      67        1.49   1.62   1.70   1.79   1.56   1.65
18        5.97   7.37   7.43   8.45   6.33   7.56      68        1.46   1.58   1.66   1.74   1.53   1.61
19        5.80   7.16   7.19   8.18   6.15   7.34      69        1.43   1.55   1.63   1.70   1.50   1.58
20        5.64   6.95   6.96   7.92   5.97   7.13      70        1.41   1.51   1.59   1.65   1.48   1.54
21        5.48   6.75   6.74   7.67   5.80   6.92      71        1.39   1.48   1.55   1.61   1.45   1.51
22        5.32   6.55   6.53   7.42   5.63   6.71      72        1.36   1.45   1.52   1.57   1.43   1.48
23        5.17   6.36   6.32   7.18   5.47   6.51      73        1.34   1.42   1.48   1.53   1.40   1.45
24        5.02   6.17   6.11   6.95   5.30   6.31      74        1.32   1.39   1.45   1.50   1.38   1.42
25        4.87   5.98   5.91   6.73   5.14   6.11      75        1.30   1.37   1.42   1.46   1.36   1.39
26        4.72   5.79   5.72   6.51   4.98   5.92      76        1.29   1.34   1.39   1.43   1.34   1.36
27        4.57   5.60   5.54   6.30   4.83   5.73      77        1.27   1.32   1.37   1.40   1.32   1.34
28        4.43   5.42   5.36   6.09   4.67   5.55      78        1.29   1.33   1.38   1.41   1.34   1.35
29        4.29   5.25   5.18   5.89   4.53   5.37      79        1.30   1.35   1.39   1.41   1.35   1.36
30        4.15   5.08   5.01   5.70   4.38   5.19      80        1.32   1.36   1.40   1.42   1.37   1.37
31        4.01   4.91   4.85   5.51   4.24   5.02      81        1.33   1.37   1.40   1.43   1.38   1.38
32        3.88   4.75   4.69   5.33   4.10   4.85      82        1.35   1.38   1.41   1.43   1.40   1.39
33        3.76   4.59   4.54   5.15   3.97   4.69      83        1.37   1.39   1.42   1.44   1.41   1.41
34        3.64   4.44   4.39   4.98   3.84   4.54      84        1.38   1.41   1.43   1.45   1.43   1.42
35        3.52   4.29   4.25   4.81   3.72   4.39      85        1.40   1.42   1.45   1.46   1.45   1.43
36        3.41   4.15   4.11   4.65   3.60   4.24      86        1.36   1.38   1.40   1.41   1.40   1.38
37        3.30   4.01   3.98   4.50   3.48   4.10      87        1.32   1.33   1.35   1.36   1.36   1.34
38        3.19   3.88   3.85   4.35   3.37   3.96      88        1.28   1.29   1.31   1.31   1.32   1.30
39        3.09   3.75   3.73   4.21   3.26   3.83      89        1.25   1.25   1.26   1.27   1.28   1.26
40        2.99   3.63   3.61   4.07   3.16   3.71      90        1.21   1.21   1.22   1.23   1.24   1.22
41        2.90   3.51   3.50   3.94   3.06   3.59      91        1.17   1.17   1.18   1.18   1.20   1.18
42        2.81   3.39   3.39   3.81   2.97   3.47      92        1.13   1.14   1.14   1.14   1.16   1.14
43        2.73   3.28   3.29   3.69   2.88   3.36      93        1.10   1.10   1.10   1.10   1.12   1.10
44        2.65   3.18   3.19   3.57   2.79   3.25      94        1.09   1.09   1.09   1.09   1.11   1.09
45        2.57   3.07   3.10   3.46   2.71   3.14      95        1.07   1.07   1.08   1.08   1.10   1.08
46        2.49   2.98   3.00   3.35   2.63   3.04      96        1.06   1.06   1.06   1.06   1.08   1.06
47        2.42   2.88   2.92   3.25   2.56   2.95      97        1.05   1.05   1.05   1.05   1.07   1.05
48        2.35   2.79   2.83   3.15   2.48   2.86      98        1.03   1.03   1.03   1.03   1.05   1.03
49        2.29   2.70   2.75   3.05   2.41   2.77      99        1.02   1.02   1.02   1.02   1.04   1.02


                       Appendix D




FINANCIAL STATEMENTS

CARILLON LIFE ACCOUNT

Period ended December 31, 2002

                 Report of Independent Auditors

To the Contract holders of Carillon Life
Account and the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying statement of assets and liabilities of the Carillon Life Account (comprised of the Summit Mutual Funds, Inc.'s Zenith, Balanced Index, Bond, S&P 500 Index,
 S&P MidCap 400 Index, Russell 2000 Small Cap Index, and Nasdaq-100 Index Subaccounts, the Scudder Variable Series I's Money Market, Capital Growth, and International Subaccounts, the AIM Variable Insurance Funds, Inc.'s Capital Appreciation and the Growth Subaccounts, the MFS Variable Insurance Trust's Investors Trust, High Income, Emerging Growth, Total Return, and New Discovery Subaccounts, the American Century Variable Portfolios, Inc.'s Income & Growth and Value Subaccounts, the Oppenheimer Variable Account Fund's Main Street Growth & Income and Global Securities Subaccounts, the Franklin Templeton Variable Insurance Products Trust's International Securities Subaccount, the Neuberger Berman Advisers Management Trust's Guardian Subaccount, the Alger American Fund's Leveraged AllCap and MidCap Growth Subaccounts, and the Seligman Portfolios, Inc.'s Communications & Information and Small-Cap Value Subaccounts) as of December 31, 2002, and the related statement of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the applicable custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Carillon Life Account at December 31, 2002, the results of their operations and changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States.

February 10, 2003

CARILLON LIFE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                                     Summit Mutual Funds, Inc.
                                                        (affiliated issuer)
                   ----------------------------------------------------------------------------------------------
                                                                S&P        S&P MidCa    Russell 2000   Nasdaq-100
                     Zenith    Balanced Index     Bond       500 Index     400 Index  Small Cap Index    Index
                   Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                   ----------    ----------    ----------    ----------    ----------    ----------    ----------
ASSETS
Investments in
shares of Summit
Mutual Funds, Inc.
at fair value
(cost $2,515,522;
 $579,928;
$2,725,470;
 $23,219,477;
$3,046,561;
$1,198,269;
$1,619,263)        $2,196,986    $  493,461    $2,700,325    $15,025,763   $2,581,436    $1,029,804    $1,104,216
                   ----------    ----------    ----------    -----------   ----------    ----------    ----------
Total Invested
 Assets             2,196,986       493,461     2,700,325     15,025,763    2,581,436     1,029,804     1,104,216

OTHER ASSETS
& (LIABILITIES)           (5)           (1)            51           (89)         (52)          (93)            11
                   ----------    ----------    ----------    -----------   ----------    ----------    ----------
NET ASSETS
(Contract Owners'
 Equity)           $2,196,981    $  493,460    $2,700,376    $15,025,674   $2,581,384    $1,029,711    $1,104,227
                   ==========    ==========    ==========    ===========   ==========    ==========    ==========

                                                                            AIM Variable
                          Scudder Variable Series I                    Insurance Funds, Inc.
                            (unaffiliated issuer)                      (unaffiliated issuer)
                    ---------------------------------------           -------------------------
                      Money        Capital      Capital
                      Market        Growth    International           Appreciation     Growth
                    Subaccount    Subaccount    Subaccount             Subaccount    Subaccount
                    ----------    ----------    ----------             ----------    ----------
<s>                 <c>           <c>            <c>                   <c>           <c<
ASSETS
Investments in
securities of
unaffiliated
issuers, at
fair value
(cost $3,549,384;
$7,461,313;
$6,300,270;
 $4,253,561;
$542,807;
$6,327,529;
$1,405,905;
$8,788,010;
$1,509,662;
$967,244)           $3,549,384    $4,051,376    $3,409,300             $2,579,786    $371,402
                    ----------    ----------    ----------             ----------    ----------
Total Invested
 Assets              3,549,384     4,051,376     3,409,300              2,579,786       371,402

OTHER ASSETS
 & (LIABILITIES)           731          (25)          (26)                      8            19
                    ----------    ----------    ----------             ----------    ----------
NET ASSETS
(Contract Owners'
 Equity)            $3,550,115    $4,051,351    $3,409,274             $2,579,794    $  371,421
                    ==========    ==========    ==========             ==========    ==========


                                                                                     Franklin Templeton
                         American Century             Oppenheimer Variable           Variable Insurance
                    Variable Portfolios, Inc.             Account Funds                Products Trust
                      (unaffiliated issuer)           (unaffiliated issuer)       (unaffiliated issuer)
                    -------------------------      ---------------------------    ---------------------
                      Income                         Main Street      Global           International
                     & Growth       Value          Growth & Income  Securities          Securities
                    Subaccount    Subaccount          Subaccount    Subaccount          Subaccount
                    ----------    ----------          ----------    ----------          ----------
ASSETS
Investments in
securities of
unaffiliated
issuers, at fair
 value
(cost $376,654;
$1,510,632;
$1,387,296;
$783,302;
$2,361,559;
$779,724;
$64,693;
$149,225;
$52,287;
$649,576)           $  331,948    $1,374,251          $1,172,402    $  643,467          $1,494,176
                    ----------    ----------          ----------    ----------          ----------
Total Invested
 Assets                331,948     1,374,251           1,172,402       643,467           1,494,176

OTHER ASSETS
& (LIABILITIES)            ---            29                  40         (144)                  65
                    ----------    ----------          ----------    ----------          ----------
NET ASSETS
(Contract Owners'
 Equity)            $  331,948    $1,374,280          $1,172,442    $  643,323          $1,494,241
                    ----------    ----------          ----------    ----------          ----------


                                                MFS Variable
                                               Insurance Trust
                                            (unaffiliated issuer)
                     -------------------------------------------------------------------
                      Investors        High        Emerging       Total         New
                        Trust         Income        Growth        Return      Discovery
                     Subaccount(A)  Subaccount    Subaccount    Subaccount    Subaccount
                     ----------     ----------    ----------    ----------    ----------
ASSETS
Investments in
securities of
unaffiliated
issuers, at fair
value
(cost $3,549,384;
$7,461,313;
$6,300,270;
$4,253,561;
$542,807;
$6,327,529;
$1,405,905;
$8,788,010;
$1,509,662;
$967,244)            $4,484,568     $1,236,048    $4,439,851    $1,430,370    $  741,171
                     ----------     ----------    ----------    ----------    ----------
Total Invested
 Assets               4,484,568      1,236,048     4,439,851     1,430,370       741,171

OTHER ASSETS
& (LIABILITIES)            (65)             11            16            50            18
                     ----------     ----------    ----------    ----------    ----------
NET ASSETS
(Contract Owners'
 Equity)             $4,484,503     $1,236,059    $4,439,867    $1,430,420    $  741,189
                     ==========     ==========    ==========    ==========    ==========


                  Neuberger Berman
                      Advisers
                  Management Trust        Alger American Fund             Seligman Portfolios, Inc.
               (unaffiliated issuer)     (unaffiliated issuer)             (unaffiliated issuer)
                                        Leveraged       MidCap           Communications   Small-Cap
                     Guardian             AllCap        Growth            & Information    Value
                    Subaccount          Subaccount    Subaccount           Subaccount    Subaccount
                    ----------          ----------    ----------           ----------    ----------
ASSETS
Investments in
securities of
unaffiliated
issuers, at fair
value
(cost $376,654;
$1,510,632;
$1,387,296;
$783,302;
$2,361,559;
$779,724;
$64,693;
$149,225;
$52,287;
$649,576)           $  620,061          $   53,979    $  129,464           $   39,509    $  587,368
                    ----------          ----------    ----------           ----------    ----------
Total Invested
Assets                 620,061              53,979       129,464               39,509       587,368

OTHER ASSETS
& (LIABILITIES)              4                   3            28                  (1)            15
                    ----------          ----------    ----------           ----------    ----------
NET ASSETS
(Contract Owners'
 Equity)            $  620,065          $   53,982    $  129,492           $   39,508    $  587,383
                    ----------          ----------    ----------           ----------    ----------

(A) Formerly known as MFS Variable Insurance Trust Growth with Income.

The accompanying notes are an integral part of the financial statements.
1

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Summit Mutual Funds, Inc.
                                     Zenith Subaccount

                                   Year Ended December 31,
                                    2002           2001
                                    ----           ----
OPERATIONS
Net investment income (loss)           ($4,685)
$18,529
Net realized gain (loss)
  on investments                       121,748
(18,717)
Net unrealized appreciation
 (depreciation) of investments        (730,364)
206,197
                                    ----------     ---------
-

    Net increase (decrease)
    in net assets resulting
    from operations                   (613,301)
206,009
                                    ----------     ---------
-


EQUITY TRANSACTIONS
Contract purchase payments             775,251
497,834
Transfers between subaccounts
   (including fixed account), net      142,510
(58,247)
Surrenders                            (410,514)
(168,812)
                                    ----------     ---------
-

    Net proceeds from equity
     transactions                      507,247
270,775
                                    ----------     ---------
-


NET INCREASE (DECREASE)
 IN NET ASSETS                        (106,054)
476,784

NET ASSETS (Beginning of year)       2,303,035
1,826,251
                                    ----------     ---------
-
NET ASSETS (End of year)            $2,196,981
$2,303,035
                                    ==========
==========



The accompanying notes are an integral part of the financial statements.
5

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Summit Mutual Funds, Inc.
                                  Balanced Index Subaccount

                                   Year Ended December 31,
                                      2002           2001
                                      ----           ----
OPERATIONS
 Net investment income                 $13,426
$2,110
 Net realized gain (loss)
  on investments                       (24,819)
10,760
 Net unrealized depreciation
  of investments                       (46,665)
(31,727)
                                      --------       -------
-
   Net decrease in net assets
   resulting from operations           (58,058)
(18,857)
                                      --------       -------
-

EQUITY TRANSACTIONS
 Contract purchase payments            205,952
131,894
 Transfers between subaccounts
  (including fixed account), net       (12,747)
18,449
 Surrenders                            (92,062)
(28,512)
                                      --------       -------
-
   Net proceeds from
   equity transactions                 101,143
121,831
                                      --------       -------
-

NET INCREASE IN NET ASSETS              43,085
102,974

NET ASSETS (Beginning of year)         450,375
347,401
                                      --------       -------
-
NET ASSETS (End of year)              $493,460
$450,375
                                      ========
========


The accompanying notes are an integral part of the financial statements.
6

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                 Summit Mutual Funds, Inc.
                                      Bond Subaccount

                                   Year Ended December 31,
                                    2002           2001
                                    ----           ----
 Net investment income                $119,161
$49,803
 Net realized loss on investments      (25,942)
(6,696)
 Net unrealized appreciation
  of investments                        21,205
25,017
                                    ----------     ---------
-
   Net increase in net assets
   resulting from operations           114,424
68,124
                                    ----------     ---------
-

EQUITY TRANSACTIONS
 Contract purchase payments            832,894
492,786
 Transfers between subaccounts
  (including fixed account), net       283,342
535,789
 Surrenders                           (383,184)
(92,998)
                                    ----------     ---------
-
   Net proceeds from
   equity transactions                 733,052
935,577
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             847,476
1,003,701

NET ASSETS (Beginning of year)       1,852,900
849,199
                                    ----------     ---------
-
NET ASSETS (End of year)            $2,700,376
$1,852,900
                                    ==========
==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Summit Mutual Funds, Inc.
                                  S&P 500 Index Subaccount

                                  Year Ended December 31,

                                   2002           2001
                                   ----           ----
OPERATIONS
Net investment loss                   ($58,077)
($6,898)
Net realized gain (loss)
 on investments                       (247,883)
2,480,803
Net unrealized depreciation
 of investments                     (3,899,531)
(4,605,346)
                                   -----------    ----------
-
  Net decrease in net assets
  resulting from operations         (4,205,491)
(2,131,441)
                                   -----------    ----------
-

EQUITY TRANSACTIONS
Contract purchase payments           5,159,471
5,999,413
Transfers between subaccounts
 (including fixed account), net       (189,574)
(578,607)
Surrenders                          (2,904,889)
(1,058,547)
                                   -----------    ----------
-
   Net proceeds from equity
   transactions                      2,065,008
4,362,259
                                   -----------    ----------
-

NET INCREASE (DECREASE)
 IN NET ASSETS                       (2,140,483)
2,230,818

NET ASSETS (Beginning of year)       17,166,157
14,935,339
                                    -----------    ---------
--
NET ASSETS (End of year)            $15,025,674
$17,166,157
                                    ===========
===========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Summit Mutual Funds, Inc.
                               S&P MidCap 400 Index
Subaccount

                                   Year Ended December 31,
                                    2002           2001
                                    ----           ----
OPERATIONS
 Net investment loss                   ($6,298)
($5,338)
 Net realized gain (loss)
  on investments                       (24,338)
148,232
 Net unrealized depreciation
  of investments                      (369,999)
(115,451)
                                    ----------     ---------
-
   Net increase (decrease)
   in net assets resulting
   from operations                    (400,635)
27,443
                                    ----------     ---------
-

EQUITY TRANSACTIONS
 Contract purchase payments          1,063,080
724,820
 Transfers between subaccounts
  (including fixed account), net       425,302
689,190
 Surrenders                           (414,684)
(107,864)
                                    ----------     ---------
-
   Net proceeds from
   equity transactions               1,073,698
1,306,146
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             673,063
1,333,589

NET ASSETS (Beginning of year)       1,908,321
574,732
                                    ----------     ---------
-
NET ASSETS (End of year)            $2,581,384
$1,908,321
                                    ==========
==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                              Summit Mutual Funds, Inc.
                     Russell 2000 Small Cap Index Subaccount

                                   Year Ended December 31,
                                    2002           2001
                                    ----           ----
OPERATIONS
 Net investment income (loss)          ($4,772)
$607
 Net realized gain (loss)
  on investments                        (2,756)
3,162
 Net unrealized appreciation
 (depreciation) of investments        (184,314)
19,356
                                    ----------     ---------
-
   Net increase (decrease)
   in net assets resulting
   from operations                    (191,842)
23,125
                                    ----------     ---------
-

EQUITY TRANSACTIONS
 Contract purchase payments            425,330
281,536
 Transfers between subaccounts
  (including fixed account), net       338,698
209,344
 Surrenders                           (138,730)
(33,544)
                                    ----------     ---------
-
  Net proceeds from
   equity transactions                 625,298
457,336
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             433,456
480,461

NET ASSETS (Beginning of year)         596,255
115,794
                                    ----------     ---------
-
NET ASSETS (End of year)            $1,029,711     $
596,255
                                    ==========
==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                Summit Mutual Funds, Inc.
                               Nasdaq-100 Index Subaccount

                                   Year Ended December 31,
                                    2002           2001
                                    ----           ----
OPERATIONS
 Net investment loss                   ($7,436)
($4,389)
 Net realized loss on investments     (107,601)
(80,088)
 Net unrealized depreciation
   of investments                     (325,863)
(76,824)
                                    ----------     ---------
-
   Net decrease in net assets
   resulting from operations          (440,900)
(161,301)
                                    ----------     ---------
-

EQUITY TRANSACTIONS
 Contract purchase payments            565,438
515,815
 Transfers between subaccounts
  (including fixed account), net       195,531
321,018
 Surrenders                           (165,812)
(42,813)
                                    ----------     ---------
-
   Net proceeds from
   equity transactions                 595,157
794,020
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             154,257
632,719

NET ASSETS (Beginning of year)         949,970
317,251
                                    ----------     ---------
-
NET ASSETS (End of year)            $1,104,227     $
949,970
                                    ==========
==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                 Scudder Variable Series I
                                  Money Market Subaccount

                                   Year Ended December 31,
                                    2002           2001
                                    ----           ----
OPERATIONS
 Net investment income                 $23,137
$78,634
                                    ----------     ---------
-
  Net increase in net assets
   resulting from operations            23,137
78,634
                                    ----------     ---------
-

EQUITY TRANSACTIONS
 Contract purchase payments          4,118,402
5,538,693
 Transfers between subaccounts
  (including fixed account), net    (4,106,436)
(2,749,960)
 Surrenders                            667,531
(2,537,512)
                                    ----------     ---------
-
    Net proceeds from
    equity transactions                679,497
251,221
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             702,634
329,855

NET ASSETS (Beginning of year)       2,847,481
2,517,626
                                    ----------     ---------
-
NET ASSETS (End of year)            $3,550,115
$2,847,481
                                    ==========
==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                Scudder Variable Series I
                                Capital Growth Subaccount

                                   Year Ended December 31,
                                    2002           2001
                                    ----           ----
OPERATIONS
 Net investment income (loss)         ($19,126)
$589,403
 Net realized loss on investments     (149,631)
(27,132)
 Net unrealized depreciation
  of investments                    (1,456,758)
(1,667,330)
                                    ----------     ---------
-
    Net decrease in net assets
    resulting from operations       (1,625,515)
(1,105,059)
                                    ----------     ---------
-

EQUITY TRANSACTIONS
 Contract purchase payments          1,446,076
1,782,680
 Transfers between subaccounts
  (including fixed account), net      (101,945)
(357,562)
 Surrenders                           (865,653)
(372,023)
                                    ----------     ---------
-
    Net proceeds from
    equity transactions                478,478
1,053,095
                                    ----------     ---------
-

NET DECREASE IN NET ASSETS          (1,147,037)
(51,964)

NET ASSETS (Beginning of year)       5,198,388
5,250,352
                                    ----------     ---------
-
NET ASSETS (End of year)            $4,051,351
$5,198,388
                                    ==========
==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                 Scudder Variable Series I
                                  International Subaccount

                                   Year Ended December 31,
                                    2002           2001
                                    ----           ----
OPERATIONS
 Net investment income                  $3,343
$666,999
 Net realized loss on investments     (155,185)
(43,580)
 Net unrealized depreciation
  of investments                      (589,407)
(1,980,025)
                                    ----------     ---------
-
    Net decrease in net assets
    resulting from operations         (741,249)
(1,356,606)
                                    ----------     ---------
-

EQUITY TRANSACTIONS
 Contract purchase payments          1,336,335
1,554,181
 Transfers between subaccounts
  (including fixed account), net      (143,888)
(105,791)
 Surrenders                           (579,892)
(279,266)
                                    ----------     ---------
-
   Net proceeds from
   equity transactions                 612,555
1,169,124
                                    ----------     ---------
-

NET DECREASE IN NET ASSETS            (128,694)
(187,482)

NET ASSETS (Beginning of year)       3,537,968
3,725,450
                                    ----------     ---------
-
NET ASSETS (End of year)            $3,409,274
$3,537,968
                                    ==========
==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                               AIM Variable Insurance Fund,
Inc.
                                Capital Appreciation
Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                    ----------     ---------
-
OPERATIONS
Net investment loss                   ($20,595)
($19,157)
Net realized gain (loss)
 on investments                        (93,528)
221,334
Net unrealized depreciation
 of investments                       (680,655)
(878,861)
                                    ----------     ---------
-
Net decrease in net assets
 resulting from operations            (794,778)
(676,684)
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments           1,044,716
1,195,964
Transfers between subaccounts
(including fixed account), net          43,193
42,888
Surrenders                            (555,895)
(247,003)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                   532,014
991,849
                                    ----------     ---------
-

NET INCREASE (DECREASE)
 IN NET ASSETS                        (262,764)
315,165

NET ASSETS (Beginning of year)       2,842,558
2,527,393
                                    ----------     ---------
-
NET ASSETS (End of year)            $2,579,794
$2,842,558
                                    ==========
==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                AIM Variable Insurance Fund,
Inc.
                                        Growth Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                    ----------     ---------
-
OPERATIONS
Net investment loss                    ($2,629)
($944)
Net realized loss on investments       (62,133)
(8,136)
Net unrealized depreciation
 of investments                        (64,906)
(64,932)
                                    ----------     ---------
-
Net decrease in net assets
 resulting from operations            (129,668)
(74,012)
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments             220,680
166,417
Transfers between subaccounts
(including fixed account), net          12,720
118,449
Surrenders                             (79,846)
(19,615)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                   153,554
265,251
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS              23,886
191,239

NET ASSETS (Beginning of year)         347,535
156,296
                                    ----------     ---------
-
NET ASSETS (End of year)              $371,421
$347,535
                                    ==========
==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  MFS Variable Insurance
Trust
                                   Investors Trust
Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                    ----------     ---------
-
OPERATIONS
Net investment loss                   ($10,252)
($12,921)
Net realized gain (loss)
 on investments                        (43,068)
138,715
Net unrealized depreciation
 of investments                     (1,134,070)
(1,027,396)
                                    ----------     ---------
-
Net decrease in net assets
 resulting from operations          (1,187,390)
(901,602)
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments           1,423,075
1,620,898
Transfers between subaccounts
(including fixed account), net        (171,630)
(153,887)
Surrenders                            (862,684)
(365,726)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                   388,761
1,101,285
                                    ----------     ---------
-

NET INCREASE (DECREASE)
 IN NET ASSETS                        (798,629)
199,683

NET ASSETS (Beginning of year)       5,283,132
5,083,449
                                    ----------     ---------
-
NET ASSETS (End of year)            $4,484,503
$5,283,132
                                    ==========
==========



The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  MFS Variable Insurance
Trust
                                     High Income Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                    ----------     ---------
-
OPERATIONS
Net investment income                  $68,076
$61,679
Net realized loss on investments       (14,830)
(8,037)
Net unrealized depreciation
 of investments                        (32,370)
(50,438)
                                    ----------     ---------
-
Net increase in net assets
 resulting from operations              20,876
3,204
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments             351,674
278,801
Transfers between subaccounts
(including fixed account), net          65,969
55,862
Surrenders                            (163,097)
(62,101)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                   254,546
272,562
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             275,422
275,766

NET ASSETS (Beginning of year)         960,637
684,871
                                    ----------     ---------
-
NET ASSETS (End of year)            $1,236,059     $
960,637
                                    ==========
==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                 MFS Variable Insurance
Trust
                                   Emerging Growth
Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                    ----------     ---------
-
OPERATIONS
Net investment income (loss)          ($36,572)
$288,291
Net realized gain (loss)
 on investments                        (73,821)
9,623
Net unrealized depreciation
 of investments                     (1,991,671)
(2,440,406)
                                    ----------     ---------
-
Net decrease in net assets
 resulting from operations          (2,102,064)
(2,142,492)
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments           2,123,284
2,632,553
Transfers between subaccounts
(including fixed account), net        (309,256)
(185,337)
Surrenders                            (961,391)
(412,544)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                   852,637
2,034,672
                                    ----------     ---------
-

NET DECREASE IN NET ASSETS          (1,249,427)
(107,820)

NET ASSETS (Beginning of year)       5,689,294
5,797,114
                                    ----------     ---------
-
NET ASSETS (End of year)            $4,439,867
$5,689,294
                                    ==========
==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  MFS Variable Insurance
Trust
                                     Total Return Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                    ----------     ---------
-
OPERATIONS
Net investment income                   $9,073
$2,214
Net realized gain on investments         3,401
8,335
Net unrealized depreciation
 of investments                        (82,131)
(1,617)
                                    ----------     ---------
-

Net increase (decrease)
 in net assets resulting
 from operations                       (69,657)
8,932
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments             473,065
506,039
Transfers between subaccounts
(including fixed account), net         385,438
276,011
Surrenders                            (172,755)
(37,194)
                                    ----------     ---------
-

Net proceeds from
 equity transactions                   685,748
744,856
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             616,091
753,788

NET ASSETS (Beginning of year)         814,329
60,541
                                    ----------     ---------
-

NET ASSETS (End of year)            $1,430,420     $
814,329
                                    ==========
==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  MFS Variable Insurance
Trust
                                    New Discovery Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                    ----------     ---------
-
OPERATIONS
Net investment loss                    ($4,816)
($2,487)
Net realized gain (loss)
 on investments                         (9,208)
5,127
Net unrealized appreciation
(depreciation) of investments         (225,034)
4,367
                                    ----------     ---------
-
Net increase (decrease)
 in net assets resulting
 from operations                      (239,058)
7,007
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments             347,377
314,481
Transfers between subaccounts
(including fixed account), net         114,647
143,945
Surrenders                             (96,445)
(24,531)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                   365,579
433,895
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             126,521
440,902

NET ASSETS (Beginning of year)         614,668
173,766
                                    ----------     ---------
-
NET ASSETS (End of year)              $741,189
$614,668
                                    ==========
==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                    American Century Variable Portfolios,
Inc.
                                    Income & Growth
Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                    ----------     ---------
-
OPERATIONS
Net investment gain (loss)                 $36
($270)
Net realized loss on investments        (7,473)
(3,373)
Net unrealized depreciation
 of investments                        (41,015)
(991)
                                    ----------     ---------
-
Net decrease in net assets
 resulting from operations             (48,452)
(4,634)
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments             159,458
80,947
Transfers between subaccounts
(including fixed account), net         100,444
57,711
Surrenders                             (51,034)
(11,678)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                   208,868
126,980
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             160,416
122,346

NET ASSETS (Beginning of year)         171,532
49,186
                                    ----------     ---------
-
NET ASSETS (End of year)              $331,948
$171,532
                                    ==========
==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                       American Century Variable Portfolios,
Inc.
                                        Value Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                    ----------     ---------
-
OPERATIONS
Net investment loss                      ($793)
($1,311)
Net realized gain on investments        54,506
1,435
Net unrealized appreciation
 (depreciation) of investments        (205,900)
57,258
                                    ----------     ---------
-
Net increase (decrease)
 in net assets resulting
 from operations                      (152,187)
57,382
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments             695,538
264,460
Transfers between subaccounts
(including fixed account), net         344,981
322,662
Surrenders                            (222,712)
(32,000)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                   817,807
555,122
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             665,620
612,504

NET ASSETS (Beginning of year)         708,660
96,156
                                    ----------     ---------
-
NET ASSETS (End of year)            $1,374,280     $
708,660
                                    ==========
==========



The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                           Oppenheimer Variable Account
Funds
                           Main Street Growth & Income
Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                    ----------     ---------
-
OPERATIONS
Net investment loss                    ($1,191)
($1,737)
Net realized loss on investments       (13,310)
(2,405)
Net unrealized depreciation
 of investments                       (179,365)
(27,812)
                                    ----------     ---------
-
Net decrease in net assets
 resulting from operations            (193,866)
(31,954)
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments             385,685
270,544
Transfers between subaccounts
(including fixed account), net         483,943
285,249
Surrenders                            (161,124)
(36,610)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                   708,504
519,183
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             514,638
487,229

NET ASSETS (Beginning of year)         657,804
170,575
                                    ----------     ---------
-
NET ASSETS (End of year)            $1,172,442     $6
57,804
                                    ==========
==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                              Oppenheimer Variable Account
Funds
                                   Global Securities
Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                    ----------     ---------
-
<s>                                 <c>            <c
OPERATIONS
Net investment income (loss)           ($1,558)
$14,132
Net realized loss on investments       (13,013)
(3,709)
Net unrealized depreciation
 of investments                       (114,240)
(24,601)
                                    ----------     ---------
-
Net decrease in net assets
 resulting from operations            (128,811)
(14,178)
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments             329,683
173,313
Transfers between subaccounts
(including fixed account), net         188,235
121,990
Surrenders                            (101,420)
(21,460)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                   416,498
273,843
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             287,687
259,665

NET ASSETS (Beginning of year)         355,636
95,971
                                    ----------     ---------
-
NET ASSETS (End of year)              $643,323
$355,636
                                    ==========
==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

             Franklin Templeton Variable Insurance Products
Trust
                              International Securities
Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                    ----------     ---------
-
<s>                                 <c>            <c
OPERATIONS
Net investment income                  $12,708
$337,001
Net realized loss on investments       (62,284)
(16,632)
Net unrealized depreciation
 on investments                       (268,309)
(557,292)
                                    ----------     ---------
-
Net decrease in net assets
 resulting from operations            (317,885)
(236,923)
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments             484,623
491,752
Transfers between subaccounts
(including fixed account), net         115,163
(18,096)
Surrenders                            (231,344)
(75,523)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                   368,442
398,133
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             50,557
161,210

NET ASSETS (Beginning of year)      1,443,684
1,282,474
                                    ----------     ---------
-
NET ASSETS (End of year)            $1,494,241
$1,443,684
                                    ==========
==========

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                      Neuberger Berman Advisers Management
Trust
                                       Guardian Subaccount

                                     Year Ended December 31,
                                       2002           2001
                                    ----------     ---------
-
<s>                                 <c>            <c
OPERATIONS
Net investment loss                    ($1,050)
($1,035)
Net realized gain (loss)
 on investments                        (12,458)
2,382
Net unrealized depreciation
 on investments                       (153,262)
(5,331)
                                    ----------     ---------
-
Net decrease in net assets
 resulting from operations            (166,770)
(3,984)
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments             260,309
93,536
Transfers between subaccounts
(including fixed account), net         277,839
203,383
Surrenders                             (76,900)
(14,370)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                   461,248
282,549
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             294,478
278,565

NET ASSETS (Beginning of year)         325,587
47,022
                                    ----------     ---------
-
NET ASSETS (End of year)              $620,065
$325,587
                                    ==========
==========


The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                        Alger American Fund
                                    Leveraged AllCap
Subaccount

                                    Period Ended December
31,
                                       2002         2001(A)
                                    ----------     ---------
-
<s>                                 <c>            <c
OPERATIONS
Net investment loss                      ($263)
($26)
Net realized loss on investments        (1,249)
(76)
Net unrealized appreciation
 (depreciation) on investments         (11,251)
536
                                    ----------     ---------
-
Net increase (decrease)
 in net assets resulting
 from operations                       (12,763)
434
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments              36,925
3,254
Transfers between subaccounts
(including fixed account), net          29,709
9,540
Surrenders                             (11,636)
(1,481)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                    54,998
11,313
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS              42,235
11,747

NET ASSETS (Beginning of year)          11,747            --
-
                                    ----------     ---------
-
NET ASSETS (End of year)               $53,982
$11,747
                                    ==========
==========

(A)  Period from May 1, 2001 to December 31, 2001.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT

                                      Alger American Fund
                                    MidCap Growth Subaccount

                                    Period Ended December
31,
                                       2002         2001(A)
                                    ----------     ---------
-
<s>                                 <c>            <c
OPERATIONS
Net investment loss                      ($692)
($158)
Net realized loss on investments        (7,277)
(719)
Net unrealized appreciation
 (depreciation) on investments         (21,950)
2,189
                                    ----------     ---------
-
Net increase (decrease)
 in net assets resulting
 from operations                       (29,919)
1,312
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments              86,637
23,566
Transfers between subaccounts
(including fixed account), net          37,880
38,766
Surrenders                             (25,140)
(3,610)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                    99,377
58,722
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS              69,458
60,034

NET ASSETS (Beginning of year)          60,034            --
-
                                    ----------     ---------
-
NET ASSETS (End of year)              $129,492
$60,034
                                    ==========
==========


(A)  Period from May 1, 2001 to December 31, 2001.

The accompanying notes are an integral part of the financial statements.

CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                    Seligman Portfolios,
Inc.
                          Communications & Information
Subaccount

                                    Period Ended December
31,
                                       2002         2001(A)
                                    ----------     ---------
-
<s>                                 <c>            <c
OPERATIONS
Net investment loss                      ($240)
($28)
Net realized gain (loss)
 on investments                         (2,254)
2,936
Net unrealized depreciation
 on investments                        (11,709)
(1,070)
                                    ----------     ---------
-
Net increase (decrease)
 in net assets resulting
 from operations                       (14,203)
1,838
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments              27,229
7,185
Transfers between subaccounts
(including fixed account), net          17,584
8,337
Surrenders                              (7,635)
(827)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                    37,178
14,695
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS              22,975
16,533

NET ASSETS (Beginning of year)          16,533            --
-
                                    ----------     ---------
-
NET ASSETS (End of year)               $39,508
$16,533
                                    ==========
==========

(A)  Period from May 1, 2001 to December 31, 2001.


The accompanying notes are an integral part of the financial statements.

30

(page>
CARILLON LIFE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                    Seligman Portfolios, Inc
                                   Small-Cap Value
Subaccount

                                    Period Ended December
31,
                                       2002         2001(A)
                                    ----------     ---------
-
<s>                                 <c>            <c
OPERATIONS
Net investment income (loss)           ($2,587)
$36
Net realized gain (loss)
 on investments                         11,389
(380)
Net unrealized appreciation
 (depreciation) on investments         (70,789)
8,580
                                    ----------     ---------
-
Net increase (decrease)
 in net assets resulting
 from operations                       (61,987)
8,236
                                    ----------     ---------
-

EQUITY TRANSACTIONS
Contract purchase payments             307,587
31,603
Transfers between subaccounts
(including fixed account), net         336,978
47,274
Surrenders                             (79,350)
(2,958)
                                    ----------     ---------
-
Net proceeds from
 equity transactions                   565,215
75,919
                                    ----------     ---------
-

NET INCREASE IN NET ASSETS             503,228
84,155

NET ASSETS (Beginning of year)          84,155            --
-
                                    ----------     ---------
-
NET ASSETS (End of year)              $587,383
$84,155
                                    ==========
==========


(A)  Period from May 1, 2001 to December 31, 2001.


The accompanying notes are an integral part of the financial statements.

                   CARILLON LIFE ACCOUNT
       NOTES TO FINANCIAL STATEMENTSDECEMBER 31, 2002

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Life Account of The Union Central Life Insurance
Company (the Life Account) is a separate account
registered under the Investment Company Act of 1940, as
amended, as a unit investment trust.  The Life Account
was established on July 10, 1995 under Ohio law and by
resolution of the Board of Directors of The Union Central
Life Insurance Company (Union Central) and commenced
operations on December 29, 1995. The Life Account is
comprised of twenty-seven subaccounts, each of which
invests in a corresponding Portfolio of Summit Mutual
Funds, Inc., Scudder Variable Series I, AIM Variable
Insurance Fund, Inc., MFS Variable Insurance Trust,
American Century Variable Portfolios, Inc., Oppenheimer
Variable Account Funds, Franklin Templeton Variable
Insurance Products Trust, Neuberger Berman Advisers
Management Trust, Alger American Fund, and Seligman
Portfolios, Inc. (the Funds).   The Funds are no-load,
diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Summit Mutual Funds, Inc. are sold to Union Central and its separate accounts and to other unaffiliated insurance companies to fund the benefits under certain variable life policies and variable annuity contracts. Carillon Investments, Inc., a broker-dealer registered under the Securities Exchange
Act of 1934 and a wholly-owned subsidiary of Union
Central, serves as the distributor of variable life policies and variable annuity contracts issued by Summit
Mutual Funds, Inc.  The shares of Scudder Variable Series
I, AIM Variable Insurance Fund, Inc., MFS Variable
Insurance Trust, American Century Variable Portfolios,
Inc., Oppenheimer Variable Account Fund, Franklin
Templeton Variable Insurance Products, Neuberger Berman
Advisers Management Trust, Alger American Fund, and
Seligman Portfolio Inc., are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.
Scudder Investor Services, Inc., a wholly-owned subsidiary of Zurich Scudder Investments, Inc., serves as distributor of variable life insurance policies and variable annuity contracts issued by Scudder Variable
Series I. AIM Distributors, Inc. is the distributor of the shares issued by AIM Variable Insurance Fund, Inc.
MFS Fund Distributors, Inc., a wholly-owned subsidiary of Massachusetts Financial Services Company, serves as distributor of shares issued by the MFS Variable
Insurance Trust. Franklin Templeton Distributors, Inc.
serves as the distributor of variable annuity and variable life insurance contracts issued by Franklin
Templeton Variable Insurance Products Trust.  American
Century Investment Services, Inc. is the distributor of the shares issued by Neuberger Berman Advisers Management
Trust. Oppenheimer Funds Distributor, Inc. is the distributor of the shares issued by Oppenheimer Variable
Account Funds. Alger American Fund is the distributor of the shares issued by Alger American Fund. Seligman
Portfolios, Inc. is the distributor of the shares issued by Seligman Portfolios, Inc.

On May 1, 2001, the Life Account began operations in the
Alger American Fund's Leveraged AllCap Portfolio and
MidCap Growth Portfolio and the Seligman Portfolios,
Inc.'s Communications and Information Portfolio and
Small-Cap Value Portfolio.

The assets of the Life Account are segregated from the other assets of Union Central and the investment performance of the Life Account is independent of the investment performance of both Union Central's general assets and other separate accounts.

Investment valuation - Assets of the Life Account are invested in shares of the Funds at the net asset value of the Funds' shares. Investments in the Funds' shares are subsequently valued at the net asset value of the Funds' shares held.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.
Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Gains and losses on sales of the Funds' shares are calculated on the first-in, first-out basis for financial reporting and tax purposes. All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share.

Federal income taxes - The operations of the Life Account form a part of and are taxed with the operations of Union Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Life Account. Investment income and realized capital gains and losses on assets of the Life Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.

Federal income taxes - The operations of the Account form a part of and are taxed with the operations of Union Central.
 Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.

Reclassification - Previously reported amounts for 2001 have in some instances been reclassified to conform to the 2002 presentation.

NOTE 2 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                          Purchases
Sales
SUMMIT MUTUAL FUNDS, INC.
Zenith Subaccount                         $6,144,352    $6,901,208
Balanced Index Subaccount                 $1,232,378    $1,825,286
Bond Subaccount                          $11,802,204    $6,243,038
S&P 500 Index Subaccount                  $2,979,658   $12,113,199
S&P MidCap 400 Index Subaccount           $5,878,430    $3,343,159
Russell 2000 Small Cap Index Subaccount   $3,143,732    $1,617,975
Nasdaq-100 Index Subaccount               $1,599,902    $1,353,327


SCUDDER VARIABLE SERIES I
Money Market Subaccount                 $410,257,571  $423,894,011
Capital Growth Subaccount                 $1,104,076   $10,906,538
International Subaccount                $368,991,049  $374,509,470

VARIABLE INSURANCE FUND, INC.
Capital Appreciation Subaccount             $577,083    $1,832,908
Growth Subaccount                           $694,485      $464,351

MFS VARIABLE INSURANCE TRUS
Investors Trust Subaccount                  $641,430    $5,409,582
High Income Subaccount                    $1,288,263    $2,036,452
Emerging Growth Subaccount                  $460,588    $5,108,903
Total Return Subaccount                   $1,884,589    $1,059,588
New Discovery Subaccount                    $946,676      $373,136
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Income & Growth Subaccount                  $342,031      $114,422
Value Subaccount                          $3,568,652    $2,082,577

OPPENHEIMER VARIABLE ACCOUNT FUND
Main Street Growth & Income Subaccount    $1,485,801      $633,113
Global Securities Subaccount              $2,779,827    $2,280,251

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
International Securities Subaccount      $22,622,878   $21,897,478

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Guardian Subaccount                       $1,532,012      $202,945

ALGER AMERICAN FUND
Leveraged AllCap Subaccount                 $208,696       $61,993
MidCap Growth Subaccount                    $373,859      $121,925

SELIGMAN PORTFOLIOS, INC.
Communications & Information Subaccount     $348,574      $210,226
Small-Cap Value Subaccount                $3,686,782    $1,354,595


NOTE 3 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS

The subaccount of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, and Seligman Portfolios, Inc. as of December 31, 2002:

                                     Summit Mutual Funds, Inc.
                   --------------------------------------------------------------
                                 Balanced                  S&P 500     S&P MidCap
                     Zenith       Index         Bond        Index      400 Index
                   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                   ----------   ----------   ----------   ----------   ----------
Net asset value
 per share             $59.67       $37.50       $47.93       $57.82       $39.29
Number of shares      603,694      270,560      682,551      852,856      334,743


                   Summit Mutual Funds, Inc.          Scudder Variable Series I
                ---------------------------      -------------------------------------
                  Russell 2000  Nasdaq-100         Money      Capital
                Small Cap Index   Index            Market      Growth     International
                   Subaccount   Subaccount       Subaccount   Subaccount   Subaccount
                   ----------   ----------       ----------   ----------   ----------
Net asset value
 per share             $37.52       $13.94            $1.00       $11.55        $6.52
Number of shares      121,382      162,347       19,908,906    2,536,887    2,506,286


                                    MFS Variable Insurance Trust
                   --------------------------------------------------------------
                   Investors       High       Emerging      Total        New
                      Trust       Income       Growth       Return     Discovery
                   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                   ----------   ----------   ----------   ----------   ----------
Net asset value
 per share             $13.47        $8.82       $11.91       $17.14       $10.44
Number of shares    1,429,144      635,144    1,237,029      257,687      163,426


                                                                           Neuberger
Berman
                        AIM Variable              American Century        Advisers
Management
                    Insurance Fund, Inc.      Variable Portfolios, Inc.        Trust
                 -----------------------      ------------------------    ----------------
---
                   Capital                        Income
                 Appreciation   Growth          & Growth     Value           Guardian
                  Subaccount  Subaccount       Subaccount  Subaccount        Subaccount
                  ----------  ----------       ----------  ----------        ----------
Net asset value
 per share            $16.43      $11.30            $5.16       $6.12            $10.70
Number of shares     395,633      74,247          133,964     851,801           194,874

                                           Franklin Templeton
                      Oppenheimer          Variable Insurance
                Variable Account Funds       Products Trust      Alger American Fund
             --------------------------    ------------------    ----------------------
                Main Street    Global        International       Leveraged     MidCap
             Growth & Income Securities        Securities          AllCap      Growth
                 Subaccount  Subaccount        Subaccount        Subaccount  Subaccount
                 ----------  ----------        ----------        ----------  ----------
Net asset value
 per share           $15.32      $17.70             $9.42            $20.85      $12.45
Number of shares    181,673      59,504           566,566             7,883      27,678


                          Seligman Portfolios, Inc.
                          -------------------------
                          Communications  Small-Cap
                          & Information    Value
                            Subaccount   Subaccount
                            ----------   ----------
Net asset value
 per share                       $7.99       $10.85
Number of shares                45,793      275,639


NOTE 4 - ACCOUNT CHARGE

Mortality and expense risk charge - A mortality and expense risk charge for Union Central at an annual rate of .75% of the net assets during the first ten policy years and .25% of net assets thereafter of the Life Account is determined daily. The mortality risk Union Central assumes is that the insureds on the policies may die sooner than anticipated and therefore Union Central will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed by Union Central is that expenses incurred in issuing and administering the policies and the separate account will exceed the amounts realized from the administrative charges assessed against the policies.


Note 5 - RELATED PARTY TRANSACTIONS

Investment advisory fees - Summit Mutual Funds, Inc. pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser"), under terms of an Investment Advisory Agreement (the "Agreement"). The Adviser is a wholly-owned subsidiary of Union Central. Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds, Inc. Summit Mutual Funds, Inc. pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

  (a) for the Zenith Portfolio - .64% of the current net asset value.

  (b) for the Bond Portfolio - .47% of the current net asset value.

  (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

  (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

  (e) for the Balanced Index Portfolio - .30% of the current net asset value.

  (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

  (g) for the Russell 2000 Small Cap Index Portfolio - .35% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's average annual net asset.

Administration fees - Summit Mutual Funds, Inc. pays the Adviser to perform certain administration services. Summit Mutual Funds, Inc. shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of Summit Mutual Funds, Inc. at an annual rate .10% of each portfolio's average annual net assets. The Adviser agreed to waive for a one year period ending November 9, 2002, (which cannot be amended or terminated) .05% of the administration fee related to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap, Nasdaq-100 Index and Balanced Index Portfolios. In addition, the Advisor has agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

Waivers and Reimbursements - For the period ended December 31, 2002, the Adviser waived the Bond Portfolio $26,959, S&P 500 Index Portfolio $33,979, S&P MidCap 400 Index Portfolio $10,125, Balanced Index Portfolio $5,059, Nasdaq-100 Index Portfolio $4,804, Russell 2000 Small Cap Index Portfolio $7,279, and the Adviser reimbursed fees for the S&P MidCap 400 Index Portfolio $39,337, Balanced Index Portfolio $52,964, Nasdaq-100 Index Portfolio $46,364, and the Russell 2000 Small Cap Index Portfolio $88,708.

NOTE 6 - CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended
December 31, 2002 and 2001 were as follows:

                                     Summit Mutual Funds, Inc.
                --------------------------------------------------------------------
                                             Balanced
                       Zenith                  Index                   Bond
                     Subaccount              Subaccount             Subaccount
                --------------------    --------------------    --------------------
                  2002       2001         2002       2001         2002       2001
Units Issued    47,527.16  23,687.60    28,393.67  13,282.65    64,562.41  72,199.92
Units Redeemed  12,029.18   5,996.08    17,348.60   1,161.10    12,033.07   2,735.80
Net Increase    35,497.98  17,691.52    11,045.07  12,121.55    52,529.34  69,464.12


                                       Summit Mutual Funds, Inc.
                -----------------------------------------------------------------------
                       S&P 500                 S&P MidCap            Russell 2000
                        Index                  400 Index            Small Cap Index
                      Subaccount               Subaccount              Subaccount
                ----------------------    ---------------------    --------------------
                   2002        2001         2002        2001         2002       2001
Units Issued    198,897.74  247,452.58    95,816.35  108,567.55    78,004.18  52,024.32
Units Redeemed   69,477.66   20,152.69     7,499.14    5,914.21     3,549.61   2,286.79
Net Increase    129,420.08  227,299.89    88,317.21  102,653.34    74,454.57  49,737.53


               Summit Mutal Funds, Inc.        Scudder Variable Life Insurance Fund
               ------------------------    -----------------------------------------------
                      Nasdaq-100                   Money                 Capital
                        Index                      Market                 Growth
                      Subaccount                 Subaccount              Subaccount
                ----------------------     ----------------------    ---------------------
                   2002        2001           2002        2001         2002       2001
Units Issued    222,855.14  193,552.29     326,074.91  414,255.35    48,337.53  62,792.35
Units Redeemed   20,120.93   12,898.57     273,585.04  394,766.64    16,716.92   7,127.20
Net Increase    202,734.21  180,653.72      52,489.87   19,488.71    31,620.61  55,665.15

                 Scudder Variable
                Life Insurance Fund              AIM Variable Insurance Fund, Inc.
                --------------------      ---------------------------------------------
                                                Capital
                    International            Appreciation                Growth
                     Subaccount                Subaccount              Subaccount
                --------------------      ---------------------    --------------------
                  2002       2001           2002        2001         2002       2001
Units Issued    72,831.24  91,693.60      90,401.02  108,919.16    50,200.39  51,618.25
Units Redeemed  15,168.39   7,211.03      24,881.67    7,582.20    10,403.84   1,518.24
Net Increase    57,662.85  84,482.57      65,519.35  101,336.96    39,796.55  50,100.01


                                    MFS Variable Insurance Trust
                ---------------------------------------------------------------------
                      Investors                 High                  Emerging
                        Trust                  Income                  Growth
                     Subaccount              Subaccount              Subaccount
                --------------------    --------------------    ---------------------
                  2002       2001         2002       2001         2002        2001
Units Issued    53,997.12  72,909.85    26,381.09  26,229.44    93,775.75  128,714.43
Units Redeemed  26,502.24   6,787.33     4,105.28   2,795.01    24,414.52    7,303.50
Net Increase    27,494.88  66,122.52    22,275.81  23,434.43    69,361.23  121,410.93



                                                                  American Century
                       MFS Variable Insurance Trust           Variable Portfolios, Inc.
                -------------------------------------------   -------------------------
                       Total                    New                      Income
                       Return                Discovery                  & Growth
                     Subaccount              Subaccount                Subaccount
                --------------------    --------------------      ---------------------
                  2002       2001         2002       2001           2002       2001
Units Issued    67,225.05  67,241.99    55,587.13  51,227.33      33,346.35  16,940.87
Units Redeemed   7,340.31   3,223.73     2,732.77   1,331.10       3,821.14   1,552.13
Net Increase    59,884.74  64,018.26    52,854.36  49,896.23      29,525.21  15,388.74


                 American Century                           Oppenheimer
              Variable Portfolios, Inc.                Variable Account Funds
              -------------------------   ---------------------------------------------
                                               Main Street                Global
                       Value                 Growth & Income            Securities
                     Subaccount                 Subaccount              Subaccount
                --------------------      ---------------------    --------------------
                  2002       2001            2002       2001         2002       2001
Units Issued    72,343.26  45,043.90      105,286.51  63,307.37    60,536.28  32,909.80
Units Redeemed   7,513.48     565.40        7,012.93     945.17    3,966.15      655.36
Net Increase    64,829.78  44,478.50       98,273.58  62,362.20    56,570.13  32,254.44


            Franklin Templeton Variable     Neuberger Berman
              Insurance Products Trust   Advisers Management Trust   Alger American fund
            --------------------------   -------------------------   -------------------
                    International                                        Leveraged
                     Securities                 Guardian                  AllCap
                     Subaccount                Subaccount               Subaccount
                --------------------      --------------------       ------------------
                  2002       2001           2002       2001           2002      2001
Units Issued    41,298.81  35,291.69      59,727.49  31,345.50       8,252.68  1,494.15
Units Redeemed   6,710.67   3,312.10       4,083.23   1,640.72         646.93    227.70
Net Increase    34,588.14  31,979.59      55,644.26  29,704.78       7,605.75  1,266.45


                Alger American fund              Seligman Portfolios, Inc.
                -------------------       ------------------------------------------
                       MidCap               Communications           Small-Cap
                       Growth               & Information              Value
                     Subaccount               Subaccount             Subaccount
                -------------------       ------------------     -------------------
                  2002      2001            2002      2001         2002      2001
Units Issued    15,837.56  6,617.62       5,613.71  1,964.62     54,878.90  7,779.41
Units Redeemed   2,954.11    436.78         580.65    151.32      3,967.34    828.48
Net Increase    12,883.45  6,180.84       5,033.06  1,813.30     50,911.56  6,950.93


NOTE 7 - SELECTED PER UNIT DATA
Below is a summary of unit values and units outstanding for variable universal life contracts and the expense ratios, excluding expenses of the underlying funds for the period ended December 31, 2002.

                                               2002         2001
SUMMIT MUTUAL FUNDS, INC.
ZENITH SUBACCOUNT
Accumulation unit value                          $12.37
$16.21
Prior year accumulation unit value               $16.21
$14.68
Number of accumulation units outstanding,
 end of period                               177,609.64
142,111.66
Total net assets                              2,196,981
2,303,035
Expense as a percentage of average
 net assets                                       0.75%
0.75%
Total return                                    -23.67%
10.41%
Investment income as a percentage
 of average net assets(3)                         0.55%
1.64%

BALANCED INDEX SUBACCOUNT
Accumulation unit value                           $8.77
$9.96
Prior year accumulation unit value                $9.96
$10.49
Number of accumulation units outstanding,
 end of period                                56,277.57
45,232.50
Total net assets                                493,460
450,375
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -11.94%       -
5.10%
Investment income as a percentage
 of average net assets(3)                         3.59%
1.25%

BOND SUBACCOUNT
Accumulation unit value                          $14.39
$13.71
Prior year accumulation unit value               $13.71
$12.94
Number of accumulation units outstanding,
 end of period                               187,639.06
135,109.72
Total net assets                              2,700,376
1,852,900
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                      4.94%
6.01%
Investment income as a percentage
 of average net assets(3)                         5.98%
4.47%

S&P 500 INDEX SUBACCOUNT
Accumulation unit value                          $14.13
$18.39
Prior year accumulation unit value               $18.39
$21.14
Number of accumulation units outstanding,
 end of period                             1,063,096.63
933,676.56
Total net assets                             15,025,674
17,166,157
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -23.13%      -
13.04%
Investment income as a percentage
 of average net assets(3)                         0.38%
0.69%

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value                          $11.03
$13.10
Prior year accumulation unit value               $13.10
$13.35
Number of accumulation units outstanding,
 end of period                               234,011.97
145,694.76
Total net assets                              2,581,384
1,908,321
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -15.78%       -
1.91%
Investment income as a percentage
 of average net assets(3)                         0.49%
0.31%


                                               2002         2001
SUMMIT MUTUAL FUNDS, INC.
RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
Accumulation unit value                           $7.56
$9.64
Prior year accumulation unit value                $9.64
$9.57
Number of accumulation units outstanding,
 end of period                               136,294.72
61,840.15
Total net assets                              1,029,711
596,255
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -21.64%
0.78%
Investment income as a percentage
 of average net assets(3)                         0.18%
0.90%

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value                           $2.54
$4.09
Prior year accumulation unit value                $4.09
$6.17
Number of accumulation units outstanding,
 end of period                               434,825.42
232,091.21
Total net assets                              1,104,227
949,970
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -37.96%      -
33.64%
Investment income as a percentage
 of average net assets(3)                           ---
---

SCUDDER VARIABLE SERIES I

MONEY MARKET SUBACCOUNT
Accumulation unit value                          $12.99
$12.89
Prior year accumulation unit value               $12.89
$12.50
Number of accumulation units outstanding,
 end of period                               273,347.88
220,858.02
Total net assets                              3,550,115
2,847,481
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                      0.73%
3.12%
Investment income as a percentage
 of average net assets(3)                         1.46%
3.65%

CAPITAL GROWTH SUBACCOUNT
Accumulation unit value                          $12.58
$17.89
Prior year accumulation unit value               $17.89
$22.35
Number of accumulation units outstanding,
 end of period                               322,155.43
290,534.82
Total net assets                              4,051,351
5,198,388
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -29.71%      -
19.96%
Investment income as a percentage
 of average net assets(3)                         0.32%
12.00%

INTERNATIONAL SUBACCOUNT
Accumulation unit value                           $9.41
$11.62
Prior year accumulation unit value               $11.62
$16.93
Number of accumulation units outstanding,
 end of period                               362,254.08
304,591.23
Total net assets                              3,409,274
3,537,968
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -18.98%      -
31.37%
Investment income as a percentage
 of average net assets(3)                         0.86%
19.11%

                                               2002         2001
AIM VARIABLE INSURANCE FUND, INC.

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value                           $6.80
$9.06
Prior year accumulation unit value                $9.06
$11.90
Number of accumulation units outstanding,
 end of period                               379,284.60
313,765.25
Total net assets                              2,579,794
2,842,558
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -24.92%      -
23.85%
Investment income as a percentage
 of average net assets(3)                           ---
---

GROWTH SUBACCOUNT
Accumulation unit value                           $3.35
$4.89
Prior year accumulation unit value                $4.89
$7.45
Number of accumulation units outstanding,
 end of period                               110,871.85
71,075.29
Total net assets                                371,421
347,535
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -31.49%      -
34.38%
Investment income as a percentage
 of average net assets(3)                           ---
0.31%

MFS VARIABLE INSURANCE TRUST

INVESTORS TRUST
Accumulation unit value                          $12.37
$15.77
Prior year accumulation unit value               $15.77
$18.90
Number of accumulation units outstanding,
 end of period                               362,543.74
335,048.86
Total net assets                              4,484,503
5,283,132
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -21.55%      -
16.58%
Investment income as a percentage
 of average net assets(3)                         0.54%
0.48%

HIGH INCOME SUBACCOUNT
Accumulation unit value                          $11.59
$11.38
Prior year accumulation unit value               $11.38
$11.24
Number of accumulation units outstanding,
 end of period                               106,657.69
84,381.88
Total net assets                              1,236,059
960,637
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                      1.80%
1.31%
Investment income as a percentage
 of average net assets(3)                         6.96%
8.28%

EMERGING GROWTH SUBACCOUNT
Accumulation unit value                          $10.08
$15.34
Prior year accumulation unit value               $15.34
$23.24
Number of accumulation units outstanding,
 end of period                               440,265.74
370,904.51
Total net assets                              4,439,867
5,689,294
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -34.26%      -
33.98%
Investment income as a percentage
 of average net assets(3)                           ---
5.70%

40

                                               2002         2001
MFS VARIABLE INSURANCE TRUST

TOTAL RETURN SUBACCOUNT
Accumulation unit value                          $11.09
$11.78
Prior year accumulation unit value               $11.78
$11.84
Number of accumulation units outstanding,
 end of period                               129,016.82
69,132.08
Total net assets                              1,430,420
814,329
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                     -5.88%       -
0.50%
Investment income as a percentage
 of average net assets(3)                         1.59%
1.05%

NEW DISCOVERY SUBACCOUNT
Accumulation unit value                           $6.13
$9.04
Prior year accumulation unit value                $9.04
$9.59
Number of accumulation units outstanding,
 end of period                               120,877.20
68,022.84
Total net assets                                741,189
614,668
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -32.14%       -
5.74%
Investment income as a percentage
 of average net assets(3)                           ---
0.10%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INCOME & GROWTH SUBACCOUNT
Accumulation unit value                           $6.59
$8.24
Prior year accumulation unit value                $8.24
$9.06(1)
Number of accumulation units outstanding,
 end of period                                50,344.07
20,818.86
Total net assets                                331,948
171,532
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -19.97%       -
9.04%
Investment income as a percentage
 of average net assets(3)                         0.72%
0.43%

VALUE SUBACCOUNT
Accumulation unit value                          $11.72
$13.51
Prior year accumulation unit value               $13.51
$12.07
Number of accumulation units outstanding,
 end of period                               117,277.14
52,447.36
Total net assets                              1,374,280
708,660
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -13.27%
11.98%
Investment income as a percentage
 of average net assets(3)                         0.70%
0.38%

OPPENHEIMER VARIABLE ACCOUNT FUNDS

MAIN STREET GROWTH & INCOME SUBACCOUNT
Accumulation unit value                           $6.54
$8.11
Prior year accumulation unit value                $8.11
$9.09
Number of accumulation units outstanding,
 end of period                               179,392.17
81,118.59
Total net assets                              1,172,442
657,804
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -19.40%      -
10.83%
Investment income as a percentage
 of average net assets(3)                         0.63%
0.29%

41

                                               2002         2001
OPPENHEIMER VARIABLE ACCOUNT FUNDS

GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value                           $6.51
$8.43
Prior year accumulation unit value                $8.43
$9.65
Number of accumulation units outstanding,
 end of period                                98,765.84
42,195.71
Total net assets                                643,323
355,636
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -22.72%      -
12.70%
Investment income as a percentage
 of average net assets(3)                         0.46%
6.97%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
INTERNATIONAL SECURITIES SUBACCOUNT
Accumulation unit value                           $9.46
$11.71
Prior year accumulation unit value               $11.71
$14.04
Number of accumulation units outstanding,
 end of period                               157,900.30
123,312.15
Total net assets                              1,494,241
1,443,684
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -19.17%      -
16.62%
Investment income as a percentage
 of average net assets(3)                         1.63%
25.45%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

GUARDIAN SUBACCOUNT
Accumulation unit value                           $6.87
$9.41
Prior year accumulation unit value                $9.41
$9.63
Number of accumulation units outstanding,
 end of period                                90,232.17
34,587.92
Total net assets                                620,065
325,587
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -27.00%       -
2.24%
Investment income as a percentage
 of average net assets(3)                         0.61%
0.20%

ALGER AMERICAN FUND

LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value                           $6.08
$9.28(1)
Prior year accumulation unit value                $9.28
---
Number of accumulation units outstanding,
 end of period                                 8,872.20
1,266.45
Total net assets                                 53,982
11,747
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -34.40%    -
7.24%(2)
Investment income as a percentage
 of average net assets(3)                           ---
---

                                               2002         2001
ALGER AMERICAN FUND

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value                           $6.79
$9.71(1)
Prior year accumulation unit value                $9.71
---
Number of accumulation units outstanding,
 end of period                                19,064.29
6,180.84
Total net assets                                129,492
60,034
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -30.07%    -
2.87%(2)
Investment income as a percentage
 of average net assets(3)                           ---
---

SELIGMAN PORTFOLIOS, INC.

COMMUNICATIONS & INFORMATION SUBACCOUNT
Accumulation unit value                           $5.77
$9.12(1)
Prior year accumulation unit value                $9.12
---
Number of accumulation units outstanding,
 end of period                                 6,846.36
1,813.30
Total net assets                                 39,508
16,533
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -36.71%    -
8.82%(2)
Investment income as a percentage
 of average net assets(3)                           ---
---

SMALL-CAP VALUE SUBACCOUNT
Accumulation unit value                          $10.15
$12.11(1)
Prior year accumulation unit value               $12.11
---
Number of accumulation units outstanding,
 end of period                                57,862.49
6,950.93
Total net assets                                587,383
84,155
Expense as a percentage of
 average net assets                               0.75%
0.75%
Total return                                    -16.15%
21.07%(2)
Investment income as a percentage
 of average net assets(3)                           ---
---


(1) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
(2)  Returns presented are since inception.
(3) Investment income used to calculate the ratio excludes capital gain dividends.

                       Appendix D



Consolidated Financial Statements

The Union Central Life Insurance Company and subsidiaries
Years ended December 31, 2002 and 2001
with Report of Independent Auditors

CONTENTS
                                             Page



Report of Independent Auditors                1

Consolidated Balance Sheets                   2

Consolidated Statements of Income             3

Consolidated Statements of Equity             4

Consolidated Statements of Cash Flows         5

Notes to Consolidated Financial Statements    6

Report of Independent Auditors


To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance
Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union
Central Life Insurance Company and subsidiaries at
December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its consolidation policy in 2002 with regard to certain investments.







February 5, 2003

The Union Central Life Insurance Company and Subsidiaries
              CONSOLIDATED BALANCE SHEETS
                       (in thousands)


                                               December 31,
                                            2002         2001
                                         ----------   ----------
ASSETS
Investments:
 Fixed maturities
  available-for-sale
  at fair value
  (amortized cost:
   2002 - $3,263,558
   and 2001 - $2,759,886)                $3,357,064   $2,753,153
 Other fixed maturities                      13,864       32,120
 Equity securities
  available-for-sale
  at fair value
 (cost: 2002 - $33,781
  and 2001 - $57,551)                        36,270       58,272
 Other equity securities                     15,861       27,419
 Cash and short-term investments            131,462       32,689
 Other invested assets                       30,386       27,658
 Mortgage loans                             578,913      719,014
 Real estate                                 16,961       19,883
 Policy loans                               144,026      146,188
                                         ----------   ----------
   Total investments                      4,324,807    3,816,396

Accrued investment income                    45,263       44,146
Deferred policy acquisition costs           363,638      408,929
Property, plant and equipment,
 at cost, less accumulated
 depreciation (2002 - $75,264
  and 2001 - $67,415)                        48,222       48,926
Federal income tax recoverable               13,859        6,388
Deferred federal income tax asset                --        5,516
Other assets                                214,408      156,843
Separate account assets                   1,400,672    1,631,706
                                         ----------   ----------
 Total assets                            $6,410,869   $6,118,850
                                         ==========   ==========

LIABILITIES AND EQUITY
  Policy liabilities:
 Future policy benefits                  $3,903,639   $3,511,311
 Deposit funds                              120,230      111,708
 Policy and contract claims                  26,963       28,812
 Policyholders' dividends                     9,329       11,279
                                         ----------   ----------
   Total policy liabilities               4,060,161    3,663,110
  Deferred revenue                           68,588       78,889
  Other liabilities                         242,522      115,741
  Deferred federal income tax liability       6,612           --
  Surplus notes payable                      49,793       49,784
  Separate account liabilities            1,400,672    1,631,706
                                         ----------   ----------
 Total liabilities                        5,828,348    5,539,230
                                         ==========   ==========

EQUITY
 Policyholders' equity                      574,133      599,640
 Accumulated other comprehensive
                                         ----------   ----------
 Total equity                               582,521      579,620
                                         ----------   ----------
 Total liabilities and equity            $6,410,869   $6,118,850
                                         ==========   ==========

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
(in thousands)


                                               December 31,
                                            2002         2001
                                         ----------   ----------
REVENUE
                                         ----------   ----------
Insurance revenue:
Traditional insurance premiums             $149,842     $146,835
Universal life policy charges                58,832       63,058
Annuities                                    27,143       31,774
 Net investment income                      246,559      254,480
 Net realized losses on investments         (42,233)     (37,187)
 Fee income                                  22,120       19,209
 Other                                       24,468        8,030
                                         ----------   ----------
Total revenue                               486,731      486,199

BENEFITS AND EXPENSES
Benefits                                    141,357      157,293
Increase in reserves for
  future policy benefits                      7,993        4,385
Interest expense:
 Universal life                              76,437       66,603
 Investment products                         79,359       79,487
Underwriting, acquisition
   and insurance expense                    209,756      167,734
Policyholders' dividends                     13,853       15,426
Total benefits and expenses                 528,755      490,928
                                         ----------   ----------
Loss before federal income tax benefit      (42,024)      (4,729)
Federal income tax benefit                  (16,517)      (5,026)
                                         ----------   ----------
  Net Income (Loss)                        $(25,507)        $297
                                         ==========   ==========


THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
(in thousands)

                                 Accumulated
                                    Other
                                Comprehensive   Policyholders'
                                 Income (Loss)     Equity       Total
                                --------------  -------------  --------
Balance at January 1, 2001         $(26,509)      $599,343     $572,834

Net income                                             297          297
Unrealized gains on securities,
 net of tax and reclassification
 adjustment                          20,568                      20,568
Minimum pension liability
 adjustment                         (14,079)                    (14,079)
                                                               --------

Comprehensive income                                              6,786
                                   --------                    --------
Balance at December 31, 2001        (20,020)       599,640      579,620
                                   ========       ========     ========

Net loss                                           (25,507)     (25,507)
Unrealized gains on securities,
 net of tax and reclassification
 adjustment                          35,287                      35,287
Minimum pension liability
 adjustment                          (6,879)                     (6,879)
                                                               --------
Comprehensive income                                              2,901
                                   --------       --------     --------
Balance at December 31, 2002         $8,388       $574,133     $582,521
                                   ========       ========     ========


THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS
  (in thousands)

                                         Year ended December 31,
                                            2002         2001
                                         ----------   ----------
OPERATING ACTIVITIES
Net income (loss)                          $(25,507)        $297

Adjustments to reconcile net
 income (loss) to net cash
provided by operating activities:
Interest credited to
 investment products                         79,359       79,487
Interest credited to
 universal life policies                     76,437       66,603
Accrual of discounts
 on investments, net                          2,135          257
Net realized losses on investments           42,233       37,187
Depreciation                                  7,189        9,376
Amortization of deferred policy
 acquisition costs                           65,170       54,906
Amortization of deferred revenue            (20,685)     (15,591)
Policy acquisition cost deferred            (67,598)     (60,985)
Revenue deferred                             10,384        2,095
Deferred federal income tax benefit          (1,801)     (10,547)

Change in operating assets
 and liabilities:
Accrued investment income                    (1,117)         356
Policy liabilities                           (2,170)     (42,295)
Other liabilities                            52,751       (9,622)
Other items, net                             13,375       10,990
                                         ----------   ----------
Cash Provided by Operating Activities       230,155      122,514
                                         ----------   ----------

INVESTING ACTIVITIES
Costs of investments acquired            (2,955,450)  (2,591,661)
Proceeds from sale, maturity
 or repayment of investments              2,583,590    2,361,345
Decrease in policy loans                      2,162        1,120
Purchases of property
 and equipment, net                          (7,059)     (10,179)
                                         ----------   ----------
Cash Used in Investing Activities          (376,757)    (239,375)
                                         ----------   ----------
FINANCING ACTIVITIES
Receipts from universal life
 and investment contracts                   824,479      780,017
Withdrawals from universal life
 and investment contracts                  (579,104)    (629,133)
                                         ----------   ----------
Cash Provided by Financing Activities       245,375      150,884
                                         ----------   ----------
Increase in cash and
 short term investments                      98,773       34,023

Cash and short term investments
 at beginning of year                        32,689       (1,334)
                                         ----------   ----------
Cash and short term investments
 at end of year                            $131,462      $32,689
                                         ==========   ==========
Supplemental disclosure of
 cash flow information:
Cash paid (refunded) during the year
 for federal income taxes                   $(6,099)     $12,735

Cash paid during the year for
 interest on surplus notes                   $4,100       $4,100

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Organization

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP) and include the accounts of The Union
Central Life Insurance Company (Union Central) and the following subsidiaries: Summit Investment
Partners, Inc., wholly-owned, a registered investment advisor; Carillon Investments, Inc., wholly-owned, a registered broker-dealer that offers investment products and related services through its registered representatives; Payday of America, LLC, wholly-owned, a payroll company;
Family Enterprise Institute, Inc., wholly-owned, a national membership organization for family business owners; PRBA, Inc., wholly-owned, the holding company of a pension administration company and Summit Investment Partners, LLC, wholly-owned, a registered investment advisor.
Fee based revenues of the consolidated
subsidiaries was included in "Fee Income" in the Consolidated Statements of Income. The Company also consolidated the following mutual funds due to its level of ownership in these funds: the Summit Apex High Yield Bond Fund; the Summit Apex
TSI Fund; the Summit Apex Russell 2000 Index Fund and the Summit Apex EAFE International Index Fund.
 The consolidated company will be referred to as "the Company". The holdings of the consolidated
Summit Apex mutual funds are reported at fair value in "Other fixed maturities" and "Other equity securities" in the Balance Sheets. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements. Union Central also has the following investment affiliate:
Summit Mutual Funds, Inc., a registered investment company. (See Note 2 for further detail of the Company's investments in Summit Mutual Funds,
Inc.)

In 2002, the Company determined that it was appropriate to consolidate its investments in the Summit Apex Russell 2000 Index Fund and the Summit
Apex EAFE International Index Fund due to its level of ownership in these entities. The consolidation of these investments was treated as a change in reporting entity, and as such, the financial statements were restated for all periods presented. As a result of the change in reporting entity, policyholder's equity decreased by
$590,000 and accumulated other comprehensive income (loss) increased by $590,000 as of January
1, 2002.  Net income for the years ended December
31, 2002 and 2001 increased by $283,000 and
decreased by $590,000, respectively, as a result of the change in reporting entity.

In 2002, the Company established Union Central
Mortgage Funding, Inc., a wholly-owned
consolidated subsidiary, which was formed to originate, sell and service commercial mortgage loans.

In 2002, the Company liquidated its investment in the Summit Apex Emerging Markets Bond Fund. The
Summit Apex Emerging Markets Fund was consolidated up to the date of its liquidation in 2002 and in 2001 results.

In 2002, the Company sold B&B Benefits
Admistration, Inc, a pension administration company. No realized gain or loss was recorded as a result of the sale.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.

The Company is licensed to do business in all 50 states.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Investments

Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as a separate component of equity. Other fixed maturity and equity securities represent the underlying assets of consolidated mutual funds and are carried at fair value with changes in fair value recorded in net investment income.

Other investments are reported on the following bases:

   o Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount and less an allowance for possible losses.
   o Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.
   o Policy loans are reported at unpaid balances.
   o Cash and short-term investments consist of cash-in-bank, cash-in-transit and commercial paper that has a maturity date of 90 days or less from the date acquired.

The Company's carrying values of investments in limited partnerships are adjusted to reflect the GAAP earnings of the investments underlying the limited partnership portfolios.

The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the "yield method" if no quoted market values are obtainable.

Realized gains and losses on sales of investments are recognized on a specific identification basis.
 Realized losses due to the recognition of declines in the value of investments judged to be other-than-temporary are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.

The Company purchases call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts that give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire quarterly until December 31, 2003. The Company paid initial fees (the option premium) to enter the option contracts. The Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange.
 The credit exposure is limited to the value of the call options at a particular point in time.

The call options were carried at their fair value of $1,536,000 at December 31, 2002, and were reflected in "Other invested assets" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts were adjusted based on the returns in Standard & Poor's 500 Stock
Index, and were reflected in "Deposit funds" in the Consolidated Balance Sheets.

The Company enters into one-month swap agreements
with Deutsche Bank to hedge the change in value of
a portion of its investments in certain Summit
Mutual Fund, Inc. mutual funds.  (See Note 2 for
further detail of the Company's investments in
these funds.)  The notional amount of the swap
agreements is set based on the amount of the
Company's investments in the Summit mutual funds
that it determines to hedge.  Under the swap
agreements, the Company pays or receives the total
return of the associated indexes during the term
of the swap agreements, and receives interest
income on the notional amount of the swap
agreements that approximates prevailing short-term
rates.    The Company records the change in value
of its swap agreements and investments in the unconsolidated hedged Summit mutual funds in earnings. The effect is to reflect in earnings any hedge ineffectiveness. During 2002 and 2001, hedge ineffectiveness amounted to a loss of $85,000 and $293,000, respectively, and was recorded in "Net investment income" in the Consolidated Statements of Income. The interest revenue resulting from the swap agreements is not part of the hedging relationship, and is recorded directly to "Net investment income" in the Consolidated Statements of Income. The swap agreements are designated and qualified as fair value hedges.

In 2002 and 2001, the swap agreements offset unrealized losses of $3,449,000 and $4,188,000, respectively, and realized losses of $7,919,000 and $1,215,000, respectively, that the Company incurred in the hedged Summit mutual funds.
Interest income based on the notional value of the swap agreements of $138,000 and $1,157,000, respectively, was earned in 2002 and 2001.

In 2002, the Company entered into interest rate swap agreements with a notional value of $200,000,000 with Deutsche Bank and Morgan
Stanley. The purpose of the interest rate swap agreements was to hedge interest rate risk associated with a pool of commercial mortgage loans that the Company had agreed to sell to Morgan Stanley. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps was to offset any change in value due to market interest rate fluctuations of the pool of commercial mortgage loans prior to the sale to Morgan Stanley. The interest rate swaps were terminated upon the closing of the sale of the mortgage loans to Morgan Stanley. A loss of $5,980,000 was incurred on the swap agreements. The loss was combined with the gain on the sale of the commercial mortgage loans to Morgan Stanley. The interest rate swap agreements were designated and qualified as fair value hedges.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses". Amortization of deferred policy acquisition costs totaled
$65,170,000 and $54,906,000 for the years ended
December 31, 2002 and 2001, respectively, and were included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities.
Adjustments increasing (decreasing) deferred policy acquisition costs related to unrealized gains and losses totaled $(44,955,000) and $2,763,000 at 2002 and 2001, respectively.

In 2002 and 2001, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income increased $20,807,000 and $589,000 for the years ended 2002 and 2001, respectively.

Property, Plant and Equipment

Property, plant and equipment is valued at historical cost less accumulated depreciation in the Consolidated Balance
Sheets. It consists primarily of Union Central's home office, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 3 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

Capitalization of Software Costs

Software development costs of $4,782,000 and $5,021,000 were capitalized in 2002 and 2001, respectively. Amortization expense of $3,598,000 and $2,567,000, respectively, was recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income in 2002 and 2001. Depreciation is computed with the straight-line method over the estimated useful life of the software, not to exceed 5 years.

Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claim Reserves

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency.
 Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are reviewed and adjusted as experience develops or new information becomes known and such adjustments are included in current operations.

Dividends to Policyholders

The Company's dividend liability is the amount estimated to have accrued to policyholders' as of each year-end.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements
(excluding seed money provided by the Company) represent funds that are separately administered for the individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value.
Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account.

Policy Liabilities, Revenues, Benefits and
Expenses

Traditional Insurance Products

Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for nonparticipating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.3% to 6.0% for the years ended 2002 and 2001.

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed the premium paying lifetime of the policies using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are assumed to range from 7.0% to 8.2% and from 7.2% to 8.3% for the years ended
2002 and 2001, respectively. Changes in dividend payouts are assumed with changes in yields.

Universal Life and Other Interest Sensitive
Products

Interest sensitive products include universal life, single premium whole life and annuity products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances. Interest crediting rates ranged from 4.5% to 8.0% and from 4.5% to 7.7% for the years ended 2002 and 2001, respectively.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits
(including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totaled
$20,685,000 and $15,591,000 for the years ended
December 31, 2002 and 2001, respectively, and was included in "Universal life policy charges" in the Consolidated Statements of Income.

In 2002 and 2001, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Consolidated Statements of Income was increased by $5,168,000 and decreased by $3,511,000 for the years ended 2002 and 2001, respectively.

Group Products

Group products consist primarily of group life insurance, and group long and short term disability income products. Premiums for group insurance products are recognized as revenue when due.

The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that ranged from 7.5% to 8.3% for the years ended 2002 and 2001.

The costs of acquiring new group life and disability income business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed ten years.

Pension Products

Pension products include deferred annuities and payout annuities. Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges. Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for the years ended 2002 and 2001.

Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of reinsured amounts.

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                 Cost or      Gross     Gross
                                Amortized  Unrealized  Unrealized   Fair
                                   Cost       Gains    (Losses)     Value
                                   ----       -----     ------      -----
                                             (in thousands)
December 31, 2002:
U.S. treasury securities
 and obligations of U.S.
 government corporations
 and agencies                     $26,936       $468       $(14)     $27,390
Corporate securities and other  1,803,377    101,909    (44,532)   1,860,754
Mortgage-backed securities,
 collateralized mortgage
 obligations and other
 structured securities          1,433,245     43,937     (8,262)   1,468,920
                               ----------   --------   --------   ----------
    Subtotal                    3,263,558    146,314    (52,808)   3,357,064

Equity securities                  33,781      2,688       (199)      36,270
                               ----------   --------   --------   ----------
  Total                        $3,297,339   $149,002   $(53,007)  $3,393,334
                               ==========   ========   ========   ==========


                                 Cost or      Gross     Gross
                                Amortized  Unrealized  Unrealized   Fair
                                   Cost       Gains    (Losses)     Value
                                   ----       -----     ------      -----
                                             (in thousands)
December 31, 2001:
U.S. treasury securities
 and obligations of U.S.
 government corporations
  and agencies                   $ 75,720       $435      $(604)     $75,551
Corporate securities
 and other                      1,656,466     35,083    (40,216)   1,651,333
Mortgage-backed securities,
 collateralized mortgage
 obligations and other
 structured securities          1,027,700     22,863    (24,294)   1,026,269
                               ----------   --------   --------   ----------
  Subtotal                      2,759,886     58,381    (65,114)   2,753,153

Equity securities                  57,551      1,480       (759)      58,272
                               ----------   --------   --------   ----------
  Total                        $2,817,437    $59,861   $(65,873)  $2,811,425
                               ==========   ========   ========   ==========

Fixed maturity available-for-sale securities, at December 31, 2002, are summarized by stated maturity as follows:

                                          Amortized      Fair
                                             Cost        Value
                                              (in thousands)
                                         ----------   ----------
Due in one year or less                     $14,716      $15,106
Due after one year through five years       287,291      298,803
Due after five years through ten years      791,277      825,513
Due after ten years                         484,546      505,673
                                         ----------   ----------
Subtotal                                  1,577,830    1,645,095
                                         ----------   ----------
Mortgage-backed securities                1,433,425    1,469,125
Other securities with
 multiple repayment dates                   252,303      242,844
                                         ----------   ----------
Total                                    $3,263,558   $3,357,064
                                         ==========   ==========

Significant components of the unrealized gain (loss) on available-for-sale securities included in "Accumulated other comprehensive loss" in the accompanying Consolidated
Balance Sheets are as follows:

                                         Year Ended December 31,
                                            2002         2001
                                         ----------   ----------
                                             (in thousands)
Gross unrealized gain (loss)
 on available-for-sale securities           $95,995      $(6,012)
Amortization of deferred policy
 acquisition costs                          (44,955)       2,763
Deferred tax asset (liability)              (17,864)       1,138
                                         ----------   ----------
Net unrealized gain (loss) on
 available-for-sale securities           $   33,176   $   (2,111)
                                         ==========   ==========

See Note 9 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

At December 31, 2002 the Company held investments in four mutual funds within Summit Mutual Funds, Inc.'s Apex and
Pinnacle series. Mutual funds within the Apex series are offered to institutional and retail clients, while mutual funds within the Pinnacle series are offered exclusively to providers of variable insurance products. The investments within Summit Mutual Funds, Inc. were carried at fair value and included in the Consolidated Balance
Sheets, and are detailed below:

                                   December 31, 2002  December 31, 2001
                                   -----------------  -----------------
                                          Fair Value  Fair Value
                                          ----------  ----------
                                             (in thousands)
Summit Mutual Funds, Inc.
Apex Series:
 Nasdaq-100 Index Fund                        $5        $1,796
 Lehman Aggregate Bond Index Fund             --         7,580
 S&P MidCap 400 Index Fund                    --         2,944
 Everest Fund                                  4            --
Pinnacle Series:
 Russell 2000 Small Cap Index Portfolio    2,573        13,000
 Nasdaq-100 Index Portfolio                   --         4,012
 EAFE International Index Portfolio          248            --
 S&P MidCap 400 Index Portfolio               --         2,169
                                         -------       -------
Total                                    $ 2,830       $31,501
                                         =======       =======

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:

                                 Year Ended December 31,
                                   2002           2001
                                   ----           ----
                                     (in thousands)
  Proceeds                      $1,013,004    $2,202,181
  Gross realized gains              42,803        30,993
  Gross realized losses             37,792        33,403


A summary of the characteristics of the Company's mortgage portfolio (before deducting valuation reserves of $0 at December 31, 2002 and 2001, respectively) follows:

                               December 31, 2002      December 31, 2001
                             ---------------------  ---------------------
                             Principal  Percent of  Principal  Percent of
                               Balance  Principal     Balance  Principal
                              --------  ---------    --------  ---------
                                            (in thousands)
Region
New England and Mid-Atlantic  $ 34,187        5.9%   $ 46,755       6.5%
South Atlantic                 105,325       18.2     117,110       16.3
North Central                  109,163       18.9     141,709       19.7
South Central                   60,907       10.5      76,467       10.6
Mountain                       121,000       20.9     152,357       21.2
Pacific                        148,331       25.6     184,616       25.7
                              --------     ------    --------     ------
Total                         $578,913      100.0%   $719,014      100.0%
                              ========     ======    ========     ======
Property Type
Apartment and residential     $ 44,045        7.6%   $ 64,481        9.0%
Warehouses and industrial      119,518       20.6     157,864       22.0
Retail and shopping center     195,650       33.8     237,031       33.0
Office                         159,519       27.6     194,382       27.0
Other                           60,181       10.4      65,256        9.0
                              --------     ------    --------     ------
Total                         $578,913      100.0%   $719,014      100.0%
                              ========     ======    ========     ======


In 2002, the Company sold commercial mortgage loans with a book value of $186,686,000 to Morgan Stanley. A pre-tax realized gain of $15,857,000 (net of the loss of $5,980,000 on interest rate swaps used to hedge interest rate risk associated with the mortgage loans) was recorded on the transaction. Relative to the sale, the Company has agreed to repurchase mortgage loans which are secured by properties that do not have terrorism insurance in place, in the event the properties are subjected to a terrorist attack resulting in a loss. As of December 31, 2002, the maximum potential exposure to the Company is $39,100,000. It is management's opinion that the probability of loss related to this commitment is remote due to the nature and location of the properties.

Also, during 2002 and 2001, respectively, the Company recognized realized gains of $37,000 and $512,000 that were recorded in "Net realized losses on investments" in the Consolidated Statements of Income resulting from sales of mortgage loans to third parties. The realized gains represented the present value of compensation related to the mortgage loan sales that Union Central will receive over the life of the mortgage loans sold. Also, at December 31, 2002 and 2001, respectively, an interest-only strip asset of $2,577,000 and $3,209,000 was recorded in "Other invested assets" in the Consolidated Balance Sheets.
Amortization expense of $669,000 and $787,000 was recorded in "Net investment income" in the Consolidated Statements of Income for the years ended December 31, 2002 and 2001, respectively.

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totaled $18,886,000 and $18,845,000 at December 31, 2002 and
2001, respectively, and accumulated depreciation totaled $6,701,000 and $6,263,000 at December 31, 2002 and 2001,
respectively. The book value of foreclosed real estate was $13,783,000 and $17,144,000 at December 31, 2002 and 2001,
respectively.

In 2000, the Company commenced the development of a 123-acre business park (the Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. The maximum estimated potential exposure to the Company is $2,000,000. Based upon current projections, the Company anticipates the increased property tax revenues will be sufficient to fully service the municipal bonds.

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded in "Other assets" in the Consolidated Balance Sheets.
The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances would be established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation, there are no concentrations of credit risk at December 31, 2002 and 2001. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.

Reinsurance transactions with other insurance companies for the years ended December 31, 2002 and 2001 are summarized as follows:

                                         December 31, 2002
                             Direct     Assumed     (Ceded)         Net
                             ------     -------      -----          ---
                                          (in thousands)
Life insurance in force   $42,892,027  $162,983  $(16,327,572)  $26,727,438
                          ===========  ========  ============   ===========
Premiums and other
considerations:
 Traditional insurance
 premiums and
 universal life           $   275,453  $  6,257  $    (73,036)  $   208,674
  Annuity                      27,143        --            --        27,143
                          -----------  --------  ------------   -----------
Total                     $   302,596  $  6,257  $    (73,036)  $   235,817
                          ===========  ========  ============   ===========
                                         December 31, 2001
                             Direct     Assumed     (Ceded)         Net
                                           (in thousands)
Life insurance in force   $39,625,551  $165,446  $(11,903,285)  $27,887,712
                          ===========  ========  ============   ===========
Premiums and other
considerations:
 Traditional insurance
 premiums and
 universal life           $   249,875  $  6,387  $    (46,369)     $209,893
 Annuity                       31,774        --            --        31,774
                          -----------  --------  ------------   -----------
  Total                   $   281,649  $  6,387  $    (46,369)  $   241,667
                          ===========  ========  ============   ===========


Benefits paid or provided were reduced by $7,165,000 and $3,845,000 at December 31, 2002 and
2001, respectively, for estimated recoveries under reinsurance treaties.

The Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business.
 No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

NOTE 4 - FEDERAL INCOME TAX

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

                                          December 31,
                                        2002       2001
                                      --------   --------
                                         (in thousands)
Deferred tax liabilities:
 Deferred policy acquisition costs    $144,670   $143,821
 Unrealized gains - FAS 115             17,864         --
 Capitalization of software              6,682      7,141
 Other                                     559        374
                                      --------   --------
   Total deferred tax liabilities      169,775    151,336
                                      --------   --------
Deferred tax assets:
 Policyholders' dividends                1,653      2,312
 Future policy benefits                 73,604     79,332
 Basis differences on investments       28,900     16,850
 Premium - based DAC adjustment         36,922     33,287
 Retirement plan accruals               14,746     13,987
 Investment income differences           3,783      5,752
 Unrealized losses - FAS 115                --      1,138
 Other                                   3,555      4,194
                                      --------   --------
   Total deferred tax assets           163,163    156,852
                                      --------   --------
   Net deferred tax
   (assets) liabilities               $  6,612   $( 5,516)
                                      ========   ========

Significant components of the provision for income tax expense/(benefit) attributable to continuing operations are as follows:

                          Year ended December 31,
                            2002           2001
                          --------       -------
                             (in thousands)
  Current                 $(13,362)      $ 5,844
  Deferred                  (3,155)      (10,870)
                          --------       -------
  Total                   $(16,517)      $(5,026)
                          ========       =======

Federal income tax expense is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between deductions allowed for financial statement purposes versus federal income tax purposes. Significant differences are due to adjustments to prior years' tax liabilities.

NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITIES

Leases

The Company leases office space for various field agency offices with lease terms that vary in duration from 1 to 15 years. Some of these leases include escalation clauses that vary with levels of operating expense. Rental expense under these operating leases totaled $2,849,000 and $2,753,000 in 2002 and 2001, respectively. The Company also leases furniture and equipment under operating leases which expired in 2001. Rental expense under these leases included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income totaled $104,000 and $101,000 in 2002 and 2001, respectively.

At December 31, 2002, the future minimum lease payments for all noncancelable operating leases are as follows:

                   Year     Amount
                   ----     ------
                    (in thousands)
                   2003     $2,496
                   2004      1,973
                   2005      1,321
                   2006      1,025
                   2007         36
                            ------
                   Total    $6,851
                            ======

Other Commitments

At December 31, 2002, the Company had outstanding agreements to fund mortgages totaling $30,220,000 in early 2003. In addition, the Company has committed to invest $14,697,000 in equity-type limited partnerships during the years 2003 to 2011. These transactions are in the normal course of business for the Company.

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may, in certain instances, be offset against future premium taxes. For 2002 and 2001, the charge to operations related to these assessments was not significant. The estimated liability of $880,000 and $907,000 at December 31, 2002 and 2001, respectively, was based on data provided by the National Organization of Life and Health Insurance Guaranty Associations and was included in "Other liabilities" in the Consolidated Balance Sheets.

NOTE 6 - STATUTORY SURPLUS AS REPORTED TO
REGULATORY AUTHORITIES

Union Central files statutory-basis financial statements with regulatory authorities. Union
Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of Ohio, Union Central's state of domicile. Effective January 1, 2001, the State of
Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC
Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner. As a result of the adoption of the NAIC Accounting Practices and Procedures Manual, the Company reported a change in accounting principle as of January 1, 2001 that decreased surplus by $16,627,000.
Surplus as reflected in the statutory-basis financial statements was as follows:

                        Year ended December 31,
                           2002       2001
                           ----       ----
                             (in thousands)
Capital and surplus      $270,979    $333,173
                         ========    ========

NOTE 7 - EMPLOYEE BENEFITS

The Company has defined benefit plans covering substantially all of its employees. Benefits of the plans are based on years of service and the employee's highest five consecutive years of compensation out of the last ten years. The
Company's funding policy is determined according to regulations as specified by ERISA and subsequent amendments. The contributions totaled
$20,157,000 and $26,251,000 in 2002 and 2001,
respectively. The Company's net periodic pension expense was $7,471,000 and $3,196,000 for the years ended December 31, 2002 and 2001,
respectively. Benefits paid in 2002 and 2001, were $5,792,000 and $6,578,000 respectively. Plan assets are primarily composed of mutual funds and unallocated insurance contracts. At December 31, 2002 and 2001, $94,745,000 and $90,706,000,
respectively, was invested in affiliated mutual funds.

The measurement date for the Company's pension benefits was December 31. A table setting forth the funded status and the pension liability included in the Consolidated Balance Sheets follows:

                                         2002         2001
                                         ----         ----
                                          (in thousands)
Actuarial present value of
benefits obligations:
  Accumulated benefit obligation,
  including vested benefits of
  $111,406 and $97,834 for 2002
  and 2001, respectively               $114,740     $100,694
                                       ========     ========
  Projected benefit obligation         $116,837     $115,535
  Plan assets at fair value              94,745       90,706
                                       --------     --------
  Projected benefit obligation
   higher than plan assets             $ 22,092     $ 24,829
                                       ========     ========
Pension liability included
  in "Other liabilities"
  at end of year                        $19,996       $9,988

In 2002, an intangible asset of $12,111,000 was established due to plan amendments that are effective in early 2003.

Also, $6,879,000 and $14,079,000 (net of tax) was
charged directly to policyholders' equity in 2002 and 2001, respectively, as a result of recognizing an additional minimum pension liability adjustment under FAS 87, and was included in "Minimum pension liability adjustment" in the Consolidated
Statements of Equity.

The unfunded accumulated benefit obligation (ABO) will vary from year to year as changes in the market value of the plans' assets differs from changes in the ABO. The ABO varies from year to year as the rate used to discount future pension benefits related to the past service of plan participants changes. The discount rate at each valuation date reflects available rates on high quality fixed income investments. The investment strategy for the plans' assets is designed to achieve somewhat higher yields over the long term than would be achieved by investing entirely in high quality fixed income investments. Therefore, the market value of the plans' assets and the ABO do not change in the same amount from year to year. The Company believes that its current funding policy will be adequate to meet all future plan obligations over the long term.

Assumptions used to determine the status of the plans were:

                                                  2002     2001
                                                  ----     ----
Discount rate                                     7.00%    7.50%
Rate of increase in future compensation levels    3.50%    4.00%
Expected long-term rate of return on assets       8.50%    8.50%

The Company has contributory savings plans for employees meeting certain service requirements that qualify under Section 401(k) of the Internal
Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employee Saving Plan and 50% of the first 6% of participants' contributions for the Agents Savings Plan. The Company's matching contributions to these Plans were $1,964,000 and $1,796,000 for 2002 and 2001, respectively. The value of the Plans' assets were $65,807,000 and $72,511,000 at December 31, 2002 and 2001,
respectively. The assets are held in the Company's deposit fund or under the variable accounts of a group annuity policy sponsored by the Company. At December 31, 2002 and 2001,
$23,733,000 and $25,981,000, respectively, was
invested in affiliated mutual funds.

NOTE 8 - POSTRETIREMENT BENEFITS

The Company provides certain health care and life insurance benefits for its eligible retired employees (the "Plan"). Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

The measurement date for Other Postretirement
Benefits was October 1. Information related to the postretirement benefits follows:

                                 2002       2001
                                 ----       ----
                                 (in thousands)
Postretirement costs           $1,343     $1,109
Cash benefits paid              1,191      1,487
Employer contributions          2,177      1,300
Participant contributions         220        180

A summary of the accrued postretirement liability included in "Other liabilities" in the Consolidated Balance Sheet as determined by the Plan's actuaries follows:

                                         2002        2001
                                       -------     -------
                                          (in thousands)
Postretirement benefit obligation      $19,861     $19,246
Fair value of plan assets                5,835       6,586
                                       -------     -------
Unfunded status                         14,026      12,660
Unrecognized net gain                    1,012       3,212
                                       -------     -------
Accrued postretirement liability       $15,038     $15,872
                                       =======     =======

The Company contributed $1,100,000 to the Plan subsequent to the October 1, 2002 valuation date, which reduced the accrued postretirement liability recognized in the Consolidated Balance Sheets as of December 31, 2002 to $13,938,000. Plan assets are primarily composed of mutual funds and common stocks. At December 31, 2002 and 2001, $1,352,000 and $1,450,000,
respectively, was invested in affiliated mutual funds.

The discount rate used in determining the accumulated postretirement benefit obligation was 7.00% and 7.50% at December 31, 2002 and 2001, respectively. The long-term rate of return on assets was 8.50% for 2002 and 2001.

A one percentage point increase in the health care cost trend rate in each year would not materially impact the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December
31, 2002.

NOTE 9 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the Consolidated Balance
Sheets for these instruments approximate their fair values.

Investment securities: Fair values for bonds are based on quoted market prices, where available.
If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value", "Other fixed maturities" and "Other equity securities" in the Consolidated
Balance Sheets. The fair values for limited partnerships are based on the quoted market prices of the investments underlying the limited partnership portfolios.

Mortgage loans: The fair values for commercial mortgages in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties.

Policy loans: Management is unable to ascertain the estimated life of the policy loan portfolio.
Due to the excessive costs that would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Consolidated
Balance Sheets.

Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Surplus notes: Fair value for the Company's surplus notes liability was estimated using a discounted cash flow calculation based on current interest rates consistent with the maturity of the surplus notes.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                     December 31, 2002        December 31, 2001
                    Carrying     Fair         Carrying     Fair
                     Amount      Value         Amount      Value
                     ------      -----         ------      -----
                                   (in thousands)
Mortgage loans      $578,913    $630,440      $719,014
$734,053
                    ========    ========      ========
========

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:

                               December 31, 2002     December 31,
2001
                              Carrying     Fair      Carrying
 Fair
                               Amount      Value      Amount
 Value
                               ------      -----      ------
 -----
                                           (in thousands)
Direct access                  $65,164   $65,164     $56,961
$56,961
Traditional annuities           34,576    38,693      33,544
36,680
Supplementary contracts         10,229    10,368      10,976
11,077
GPA not involving life             867       941       1,117
1,199
Individual annuity dividends        62        62          58
   58
Traditional life dividends       6,371     6,371       6,080
6,080
Group life dividends               403       403         351
  351
                              --------  --------    --------  ---
-----
  Total                       $117,672  $122,002    $109,087
$112,406
                              ========  ========    ========
========

The carrying amounts and fair values of the Company's liability for surplus notes is as follows:

                     December 31, 2002         December 31, 2001
                    ------------------        ------------------
                    Carrying     Fair         Carrying     Fair
                     Amount      Value         Amount      Value
                     ------      -----         ------      -----
                                   (in thousands)
Surplus notes       $49,793     $48,971       $49,784     $49,789
                    =======     =======       =======     =======

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.

NOTE 10 - LIABILITY FOR UNPAID CLAIMS AND CLAIM
ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                                    December 31,
                                 2002         2001
                               --------     ------
--
                                  (in thousands)
Balance as of January 1        $152,796     $148,448
Incurred related to:
 Current year                    80,743       85,686
 Prior years                     11,821        9,327
                               --------     --------
Total incurred                   92,564       95,013
                               --------     --------
Paid related to :
 Current year                    50,279       49,489
 Prior years                     34,044       41,176
                               --------     --------
Total paid                       84,323       90,665
                               --------     --------
Balance as of December 31      $161,037     $152,796
                               ========     ========

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Consolidated Balance Sheets.

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased by $11,821,000 and $9,327,000 in 2002 and 2001, respectively, due to lower than expected rates of claim terminations in 2002 and 2001. Included in the above balances are reinsurance recoverables of $2,413,000 and $1,525,000 at 2002 and 2001, respectively.

NOTE 11 - SURPLUS NOTES

On November 1, 1996, Union Central issued
$50,000,000 of 8.20% Surplus Notes (Notes).  The
Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance
Department, these Notes pay interest semi-annually on May 1 and November 1. Interest expense of
$4,100,000 was incurred in 2002 and 2001, and was recorded as a reduction of "Net investment income" in the Consolidated Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Consolidated Balance Sheets, and totaled
$613,000 and $639,000 as of December 31, 2002 and
2001, respectively. Issuance cost of $26,000 was amortized in 2002 and 2001, respectively, and recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Additionally, the Notes have an original issue discount of $260,000, which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. Amortization relating to original issue discount of $9,000 was recorded in 2002 and 2001 in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Unamortized original issue discount of $207,000 and $216,000 was deducted from the balance of the Notes as of December 31, 2002 and 2001, respectively.

NOTE 12 -  COMPREHENSIVE INCOME

Statement of Financial Accounting Standards No.
130, "Reporting Comprehensive Income" (FAS 130) establishes the requirement for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined by the FASB as all changes in an enterprise's equity during a period other than those resulting from investments by owners and distributions to owners. Comprehensive income includes net income and other comprehensive income, which includes all other non-owner related changes to equity and includes unrealized gains and losses on available-for-sale debt and equity securities and minimum pension liability adjustments. FAS 130 also requires separate presentation of the accumulated balance of other comprehensive income within the equity section of a statement of financial position. The Company has presented the required displays of total comprehensive income and its components, along with the separate presentation of the accumulated balance of other comprehensive income within the Consolidated Statements of Equity.

Following are the FAS 130 disclosures of the related tax effects allocated to each component of other comprehensive income and the accumulated other comprehensive income balances required by FAS 130.

                                          Year Ended December 31, 2002
                                          ----------------------------
                                                      Tax
                                      Before-Tax    Expense/   Net-of-Tax
                                        Amount     (Benefit)     Amount
                                        ------     ---------     ------
                                                (in thousands)
Unrealized gains on securities:

 Unrealized gains arising during 2002   $58,105     $20,337     $37,768

 Less:  reclassification adjustments
 for gains realized in net income        (3,817)     (1,336)     (2,481)
                                        -------     -------     -------
 Net unrealized gains                    54,288      19,001      35,287
                                        -------     -------     -------
Minimum pension liability adjustment    (10,583)     (3,704)     (6,879)
                                        -------     -------     -------
Other comprehensive income              $43,705     $15,297     $28,408
                                        =======     =======     =======


                                         Year Ended December 31, 2001
                                         ----------------------------
                                                      Tax
                                      Before-Tax     Expense/  Net-of-Tax
                                        Amount      (Benefit)    Amount
                                        ------      ---------    ------
                                              (in thousands)
Unrealized gains on securities:

 Unrealized gains arising during 2001   $14,016      $4,906      $9,110

 Less:  reclassification adjustments
 for losses realized in net income       17,627       6,169      11,458
                                        -------     -------     -------
 Net unrealized gains                    31,643      11,075      20,568

Minimum pension liability adjustment    (21,660)     (7,581)    (14,079)
                                        -------     -------     -------
Other comprehensive income              $ 9,983     $ 3,494     $ 6,489
                                        =======     =======     =======

NOTE 13 -  IMPACT OF SEPTEMBER 11

Based on a comprehensive review of the Company's operations, the events of September 11, 2001, had no material financial impact on the earnings and financial position of the Company.

                     PART C


                OTHER INFORMATION




                       CARILLON LIFE ACCOUNT
                     PART C: OTHER INFORMATION

Item 27.  Exhibits

a) Resolutions Establishing Carillon Life Account *

b) Custodian Agreements--None

c) Underwriting Agreement****

   1) Form of Selling Agreement***

   2) Sales Representatives Agent Agreement (Including
Compensation Schedule)****

d) Specimen of Policy***

   1) Riders and Endorsements
      A) Term Insurance Rider for Other Insured Persons*
      B) Schedule Increase Option Rider for the Insured*
      C) Cost of Living Rider for the Insured*
      D) Guaranteed Insurability Option Rider*
      E) Accidental Death Benefit Rider*
      F) Children's Insurance Rider*
      G) Total Disability Benefit Rider*
      H) Guaranteed Death Benefit Rider (No-lapse Rider in Maryland)*
      I) Insurance Exchange Rider**
      J) Maturity Extension Endorsement#
      K) Monthly Deduction Endorsement#
      L) Accounting Benefit Rider#
      M) Annual Renewable Term Rider#

e) Form of Application for Policy*

f) Amended Articles of Incorporation and Code of Regulations of The Union Central Life Insurance Company *

g) Forms of Reinsurance Contracts##
   1) General & Cologne Life Re of America
   2) Swiss Re Life & Health America Inc.
   3) Security Life of Denver Insurance Company
   4) Lincoln National Life Insurance Company
   5) RGA Reinsurance Company

h) Forms of Participation Agreements

   1) Participation Agreement - Scudder Variable Series I (formerly Scudder Variable Life Insurance Fund, Inc.)***
   2) Participation Agreement - American Century Variable Portfolios, Inc. (formerly TCI Portfolios, Inc.)***
   3) Participation Agreement - MFS Variable Insurance Trust***
   4) Participation Agreement-AIM Variable Insurance Funds#
   5) Participation Agreement-Franklin Templeton Variable Insurance Products Trust#
   6) Participation Agreement-Seligman Portfolios, Inc.#
   7) Participation Agreement-Universal Institutional
      Funds, Inc.##
   8) Participation Agreement-Alger American Fund##


i) Administrative Contracts--none

j) Other Material Contracts--none

k) Opinion and Consent of John F. Labmeier, Esq., As to the
   Legality of the Securities Being Registered***

l) Actuarial Opinion as to Illustrations ##

m) Sample Calculations for Illustrations ##

n) Other Opinions--none

o) Financial Statements (included in the SAI)

p) Initial Capital Agreements--None

q) Memorandum describing Certain Procedures, filed pursuant to Rule 6e-3(T)(b)(12)(iii)***

r) Consent of Sutherland Asbill & Brennan LLP##

s) Powers of Attorney
                1. Philip G. Barach**
                2. William A. Friedlander*
                3. William G. Kagler*
                4. Lawrence A. Leser*
                5. Francis V. Mastrianna, Ph.D.*
                6. Mary D. Nelson, FSA*
                7. Thomas E. Petry*
                8. Myrtis H. Powell, Ph.D.****
                9. Dudley S. Taft*
               10. John M. Tew, Jr., M.D.*

s) Notice of Withdrawal Right for Policies***

t) Consent of Ernst & Young LLP##


* Incorporated by reference to the Registrant's initial registration statement on Form S-6 of its related
     Individual variable life insurance policy
     (File No. 33-94858), filed July 21, 1995.

** Incorporated by reference to the Registrant's initial registration statement on Form S-6 of its related
     Individual variable life insurance policy (File No.
     33-94858), filed July 21, 1995, and to Pre-Effective
     Amendment No. 1 to the Registrant's registration statement on Form S-6 of its related Individual variable life insurance policy (File No. 33-94858), filed November 30, 1995.

*** Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's registration statement on Form S-6 of its related Individual variable life insurance policy
    (File No. 33-94858), filed November 30, 1995.

****Incorporated by reference to Post-Effective Amendment
    No. 1 to the Registrant's registration statement on Form S-6 of its related individual variable life insurance policy (File No. 33-94858), filed April
    30, 1996.

# Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's initial registration statement on Form
    S-6 (File No. 333-36220), filed July 27, 2000.

##  Filed herewith.


Item 28.  Directors and Officers of The Union Central Life
Insurance Company


The following table sets forth the name, address and principal occupations during the past five years of each of Union Central's directors and executive officers.

Name and
Principal Business Addess        Positions with Depositor and Background
James M. Anderson                Director
3333 Burnet Avenue
Cincinnati, Ohio 45229

Senator Richard H. Finan         Director
11137 Main Street
Cincinnati, Ohio  45241

William A. Friedlander           Director
36 East Fourth Street
Cincinnati, Ohio  45202

John H. Jacobs #                 Chairman of the Board of Directors,
                                 President and Chief Executive
                                 Officer, Union Central

William G. Kagler
18 Hampton Lane
Cincinnati, Ohio  45208

Lawrence A. Leser
312 Walnut Street, 28th Floor
Cincinnati, Ohio  45202

Francis V. Mastrianna, Ph.D.
5603 Flagstone Way
Milford, OH  45150

Mary D. Nelson, FSA
7900 Brill Road
Cincinnati, Ohio  45243

Thomas E. Petry
1500 Chiquita Center
250 East Fifth Street
Cincinnati, Ohio  45202

Larry R. Pike                    Immediate Past Chairman of the
3598 Carpenters Creek            Board and Immediate Past CEO
Cincinnati, Ohio  45241

Myrtis H. Powell, Ph.D.
8315 Crestdale Court
Cincinnati, Ohio  45236

Dudley S. Taft
312 Walnut Street, Suite 3550
Cincinnati, Ohio  45202

John M. Tew, Jr., M.D.
231 Albert Sabin Way
Cincinnati, Ohio  45267

Lisa A. Mullen#                  Senior Vice President,
                                 Controller and Treasurer,
                                 Union Central

Gary T. Huffman #                Executive Vice President

Steven R. Sutermeister #         Executive Vice President and Chief
                                 Investment Officer

David F. Westerbeck #            Executive Vice President, General
                                 Counsel and Secretary, Union Central

Elizabeth G. Monsell #           Senior Vice President

Mark D. Quinlan #                Senior Vice President

Dale D. Johnson #                Senior Vice President

# The principal business address of the person designated is 1876
Waycross Road, Cincinnati, Ohio 45240.


Item 29.  Persons Controlled by or Under Common Control with The
Union Central Life Insurance Company or Carillon Life Account

I. The Union Central Life Insurance Company (Ohio)--all subsidiaries of Union Central are reported on Union Central's consolidated financial statements which are filed with the SEC. The only subsidiaries that file separate financial statements with the SEC are Carillon Account and Carillon Life Account.

     A. Carillon Investments, Inc. (Ohio) - 100% owned

     B. Carillon Life Account (Ohio) - 100% owned

     C. Carillon Account (Ohio) - 100% owned

     D. Carillon Marketing Agency, Inc. (Delaware) - 100% owned

        a. Carillon Marketing Agency of Alabama, Inc.
           (Alabama)  - 100% owned

        b. Carillon Marketing Agency of Idaho, Inc. (Idaho)
           - 100% owned

        c. Carillon Marketing Agency of Kentucky, Inc.
           (Kentucky)   - 100% owned

        d. Carillon Marketing Agency of Maine, Inc. (Maine)
            - 100% owned

        e. Carillon Insurance Agency of Massachusetts, Inc.
           (Massachusetts) - 100% owned

        f. Carillon Marketing Agency of New Mexico, Inc.
           (New Mexico) - 100% owned

        g. Carillon Marketing Agency of Ohio, Inc. (Ohio)
           - 100% owned

        h. Carillon Marketing Agency of Pennsylvania, Inc.
           (Pennsylvania) - 100% owned

        i. Carillon Marketing Agency of Texas, Inc. (Texas)
           - 100% owned

        j. Carillon Marketing Agency of Wyoming, Inc.
           (Wyoming) - 100% owned

        k. Carillon Marketing Agency of Nevada, Inc.
          (Nevada) - 100% owned

     E. Summit Investment Partners, Inc. (Ohio) - 100% owned

     F. Family Enterprise Institute, Inc. (Delaware)
        - 100% owned

     G. PRBA, Inc. (California) - 100% owned

        a. Price, Raffel & Browne Administrators, Inc.
           (Delaware) - 100% owned

     H. Summit Investment Partners, LLC (Ohio) - 100% owned

     I. Payday of America, LLC (Ohio) - 100% owned

II.  Mutual Funds of the Summit Group

     A. Summit Mutual Funds, Inc.* (Maryland)

* At December 31, 2002, The Union Central Life Insurance Company owned 80.98% of the outstanding shares of Summit Mutual Funds, Inc. Pinnacle Series.

Item 30.  Indemnification

Reference is made to the Amended Articles of Incorporation and Code of Regulations of The Union Central Life Insurance Company (the "Code of Regulations"), filed as an exhibit to this Registration Statement. Specifically, Article VII of the Code of Regulations provides that Depositor shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Depositor and whom it may indemnify pursuant thereto. The Depositor may, within the sole discretion of its Board of Directors, indemnify in whole or in part any other person whom it may indemnify pursuant thereto.

Section 1701.13 of the Ohio General Corporation Law provides as follows:

     (E)(1)  A corporation may indemnify or agree to
     indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, member, manager, or agent of another corporation, domestic or foreign, nonprofit or for profit, a limited liability company, or a partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, if he had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of it self, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

     (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to made a party, to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, member, manager, or agent of another corporation, domestic or foreign, nonprofit or for profit, a limited liability company, or a partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

       (a) Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that, the court of common pleas or the court in which such action or suit was brought determines, upon application, that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

       (b) Any action or suit in which the only liability asserted against a director is pursuant to section
       1701.95 of the Revised Code.

     (3) To the extent that a director, trustee, officer employee, member, manager, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in division (E)(1) or
     (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

     (4) Any indemnification under division (E)(1) or (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case, upon a determination that indemnifica-tion of the director, trustee, officer, employee, member, manager, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in division (E)(1) or (2) of this section. Such determination shall be made as follows:

        (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with the action, suit, or proceeding referred to in division
        (E)(1) or (2) of this section;

        (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation or any person to be indemnified within the past five years;

        (c)  By the shareholders;

        (d) By the court of common pleas or the court in which the action, suit, or proceeding referred to in division (E)(1) or (2) of this section was brought.

        Any determination made by the disinterested directors under division (E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and, within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

     (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit, or proceeding referred to in division (E)(1) or (2) of this section, the articles or the regulations of a corporation state, by specific reference to this division, that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in division (E)(1) or (2) of this section is pursuant to section
        1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding, upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

          (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

          (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

          (b) Expenses, including attorney's fees, incurred by a director, trustee, officer, employee, member, manager, or agent in defending any action, suit, or proceeding referred to in division (E)(1) or (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding, as authorized by the directors in the specific case, upon the receipt of an undertaking by or on behalf of the director, trustee, officer, employee, member, manager, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the corporation.

     (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnific-tion under the articles, the regulations, any agreement, a vote of shareholders or disinterested directors, or otherwise, both as to action in their official capacities and as to action in another capacity while holding their offices or positions, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, member, manager or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

     (7) A corporation may purchase and maintain insurance or furnish similar protection, including, but not limited to, trust funds, letters of credit, or self-insurance, on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, employee, member, manager, or agent of another corporation, domestic or foreign, nonprofit or for profit, a limited liability company, or a partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has financial interest.

     (8) The authority of a corporation to indemnify persons pursuant to division (E)(1) or (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to division
     (E)(5), (6), or (7).

     (9) As used in division (E) of this section, "corporation" includes all constituent entities in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, trustee, member, manager, or agent of such a constituent entity, or is or was serving at the request of such constituent entity as a director, trustee, officer, employee, member, manager, or agent of another corporation, domestic or foreign, nonprofit or for profit, a limited liability company, or a partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

(a) Other Activity.

    Carillon Investments, Inc. also serves as the principal underwriter for Carillon Account and Summit Mutual Funds,
    Inc. Apex Series.

(b) Management

    Set forth below is a list of each officer and director of Carillon Investments, Inc. and the position held with the company by each person.

Name and Principal        Positions and
Business Address*         Offices with Underwriter
------------------        ------------------------
Harry Rossi               Director

Gary T. Huffman           Director

Steven R. Sutermeister    Director

Elizabeth G. Monsell      Director and President

Kevin W. O'Toole          Vice President

Connie Grosser            Vice President, Operations,
                          and Treasurer

Bernard A. Breton         Vice President and Compliance
                          Officer

John F. Labmeier          Vice President and Secretary

John M. Lucas             Assistant Secretary

John R. Feldman           Assistant Vice President

Melissa A. MacKendrick    Assistant Treasurer

(c) Compensation from the Registrant.

                                 Compensation
                                 on Events
                                 Occasioning
                   Net            the
Name of            Underwriting   Deduction of
Principal          Discounts and  a Deferred    Brokerage    Other
Underwriter        Commissions    Sales Load    Commissions  Compensation
Carillon           $3,371,076      N/A           N/A          N/A
Investments, Inc.


Item 32.  Location of Accounts and Records

Physical possession of the accounts, books and other documents required to be maintained by Section 30(a) and the rules under that section is maintained either by Elizabeth Monsell, President of Carillon Investments, Inc. or Kristal Hambrick, Vice President of The Union Central Life Insurance Company, both located at 1876 Waycross Road, Cincinnati, Ohio, 45240.

Item 33.  Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 34.   Fee Representation

The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                    Table of Exhibits

g) Forms of Reinsurance Contracts
   1) General & Cologne Life Re of America
   2) Swiss Re Life & Health America Inc.
   3) Security Life of Denver Insurance company
   4) Lincoln National Life Insurance Company
   5) RGA Reinsurane Company

h) Forms of Participation Agreements
   6) Participation Agreement-Seligman Portfolios, Inc.
   7) Participation Agreement-Universal Institutional
      Funds, Inc.
   8) Participation Agreement-Alger American Fund

l) Actuarial Opinion as to Illustrations

m) Sample Calculations for Illustrations

r) Consent of Sutherland Asbill & Brennan LLP

u) Consent of Ernst & Young LLP

                          SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant, Carillon Life Account, and the Depositor, The Union Central Life Insurance Company, have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Cincinnati and the State of Ohio, on the 30th day of April, 2003.

                                CARILLON LIFE ACCOUNT
                                    (Registrant)

                       THE UNION CENTRAL LIFE INSURANCE COMPANY
(SEAL)                               (Depositor)


ATTEST:  /s/ John F. Labmeier    By:  /s/ John H. Jacobs
                                      John H. Jacobs
                                      President and
                                  Chief Executive Officer
                       The Union Central Life Insurance Company


     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature               Title                         Date
---------               -----                         ----
/s/John H. Jacobs       President and                 02/28/2003
John H. Jacobs          Chief Executive Officer
                        (Principal Executive Officer)

/s/Lisa A. Mullen       Senior Vice President,        02/28/2003
Lisa A. Mullen          Controller and Treasurer
                        (Principal Financial Officer)


Signature                             Title         Date
---------                             -----         ----
*/s/ William A. Friedlander           Director      02/28/2003
William A. Friedlander

*/s/ William G. Kagler                Director      02/28/2003
William G. Kagler

*/s/ Lawrence A. Leser                Director      02/28/2003
Lawrence A. Leser

*/s/Francis V. Mastrianna, Ph.D.      Director      02/28/2003
Francis V. Mastrianna, Ph.D.

*/s/ Mary D. Nelson, FSA              Director      02/28/2003
Mary D. Nelson, FSA

*/s/ Thomas E. Petry                  Director      02/28/2003
Thomas E. Petry

*/s/ Myrtis H. Powell, Ph.D.          Director      02/28/2003
Myrtis H. Powell, Ph.D.

*/s/ Dudley S. Taft                   Director      02/28/2003
Dudley S. Taft

*/s/ John M. Tew, Jr., M.D.           Director      02/28/2003
John M. Tew, Jr., M.D.



*/ By John F. Labmeier, pursuant to Power of Attorney previously filed.


	CLA-3